UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Cara Owen, Esq., Secretary

ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 877-398-8461

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020 – May 31, 2021

Item 1.	Report to Stockholders.

(a)

Semi-Annual Report

May 31, 2021

Alerian MLP ETF (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview
Alerian MLP ETF	1
Alerian Energy Infrastructure ETF	4
Disclosure of Fund Expenses	7
Financial Statements
Alerian MLP ETF
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Alerian Energy Infrastructure ETF
Schedule of Investments	14
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Additional Information	31
Liquidity Risk Management Program	33

alpsfunds.com

Alerian MLP ETF

Performance Overview	May 31, 2021 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian MLP ETF (the “Fund” or “AMLP”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Total Return Index (the “Underlying Index” or “AMZI”). The shares of the Fund are listed and trade on the NYSE Arca, Inc. (“NYSE”) under the ticker symbol AMLP. The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index.

The Underlying Index is a rules based, modified capitalization weighted, float-adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Underlying Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage, and processing of energy commodities.

PERFORMANCE OVERVIEW

During the six-month period from November 30, 2020, to May 31, 2021, the Fund delivered a total return of 43.46% (43.10% NAV). This compares to the Fund’s Underlying Index, which increased 37.74% on a price-return basis and 43.88% on a total-return basis.

During the period, NGL Energy Partners (NGL) was removed from the Underlying Index during the quarterly rebalancing. Noble Midstream Partners (NBLX) and TC Pipelines (TCP) were also removed from the Underlying Index due to being acquired by another entity. There were no changes to the underlying index methodology during the period.

For the first quarter of 2021 relative to the prior quarter, there were no dividend cuts among constituents in the Index. Out of the 16 constituents, 14 companies maintained their distributions, while the two remaining companies grew their distribution. By weighting, nearly 86% of the portfolio maintained their distributions, while 14% grew their distributions.

Turning to performance, MLPs saw a sustained rally on the heels of an oil price recovery stemming from resurging economic activity and improvement in the outlook for the global economy, supported by widespread vaccine deployment as well as accommodative fiscal and monetary policy. Natural gas prices remained in a largely stable upward trend and oil prices rallied over 46% during the period as a tightening oil supply and refined product demand improvement helped energy become the best performing sector YTD. This coincided with a broad equity rally led by cyclical and value names fueled by expectations for economic growth and concerns over inflationary pressures. With increased vaccine penetration apace, MLPs continued their strong rally through the last 3 months when companies announced stable distributions and posted strong earnings backed by improved guidance.

The stability of the fee-based business model of MLPs proved beneficial, with the Underlying Index outperforming the Energy Select Sector Index since the beginning of March 2021–when oil prices experienced the greatest downward pressure. Stronger company fundamentals has started to bear fruit, and MLPs have made progress—and in our view remain committed— to reducing leverage and return value to shareholders in the form of buybacks and/or distribution growth.

1 | May 31, 2021

Alerian MLP ETF

Performance Overview	May 31, 2021 (Unaudited)

Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	10 Year	Since Inception^
Alerian MLP ETF – NAV	43.10%	41.05%	-2.94%	-0.67%	0.35%
Alerian MLP ETF – Market Price*	43.46%	41.56%	-2.87%	-0.67%	0.37%
Alerian MLP Infrastructure Total Return Index	43.88%	43.14%	-1.93%	0.88%	2.43%
Alerian MLP Total Return Index	44.09%	43.63%	-1.06%	0.67%	2.33%

Total Expense Ratio (per the current prospectus) is 0.90%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.398.8461. The Fund accrues deferred income taxes for future tax liabilities associated with the portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investment. This deferred tax liability is reflected in the daily NAV and as a result the fund's after-tax performance could differ significantly from the underlying assets even if the pre-tax performance is closely tracked.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the NYSE ARCA, of August 25, 2010.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The Alerian MLP Infrastructure Total Return Index is comprised of 16 midstream energy Master Limited Partnerships and provides investors with an unbiased benchmark for the infrastructure component of this emerging asset class. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The Alerian MLP Total Return Index is recognized as a leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is reported on a total-return basis (AMZX), which assumes reinvestment of any dividends and distributions realized during a given period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The Alerian MLP ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

2 | May 31, 2021

Alerian MLP ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings* (as of May 31, 2021)

Energy Transfer LP	11.20%
Plains All American Pipeline LP	10.36%
Magellan Midstream Partners LP	10.35%
MPLX LP	10.29%
Enterprise Products Partners LP	9.60%
Western Midstream Partners LP	9.59%
Phillips 66 Partners LP	6.99%
DCP Midstream LP	5.50%
NuStar Energy LP	4.40%
Shell Midstream Partners LP	4.32%
Total % of Top 10 Holdings	85.60%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3 | May 31, 2021

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2021 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian Energy Infrastructure ETF (the “Fund” or “ENFR”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Total Return Index (the “Underlying Index” or “AMEI”). As a secondary objective, the Fund seeks to provide total return through income and capital appreciation. The Shares of the Fund are listed and trade on the NYSE Arca, Inc. (“NYSE”) under the ticker symbol ENFR. The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index.

The Underlying Index is a composite of North American energy infrastructure companies engaged in midstream activities involving energy commodities, including gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage (also known as “midstream energy businesses”). Midstream energy companies include midstream MLPs and midstream corporations, either based in the United States or Canada. The Underlying Index has a 25% limit for companies taxed as pass-through entities.

PERFORMANCE OVERVIEW

During the six-month period from November 30, 2020, to May 31, 2021, the Fund delivered a total return of 37.39% (37.41% NAV). This compares to the Fund’s Underlying Index, which increased 33.42% on a price-return basis and 37.98% on a total-return basis.

During the period, Delek Logistics Partners (DKL) was removed from the Underlying Index during the quarterly rebalancing. Noble Midstream partners (NBLX) was also removed due to being acquired by another entity. There were no changes to the Underlying Index methodology during the period.

Turning to performance, midstream energy infrastructure companies traded range-bound in December before seeing benefits from higher oil prices in early 2021. Equity markets continued their rally through the six-month period as vaccine dissemination across developed economies along with fiscal stimulus drove upward revisions to economic forecasts. During the period, midstream names outperformed the broader market alongside energy and other cyclical sectors.

Energy was the best performing sector YTD, with WTI oil prices rallying 46% since the end of November, benefiting from resurgent economic activity and tight supply relative to a stronger oil demand outlook. Midstream energy infrastructure companies exposed to natural gas also benefited from supply-demand imbalances caused by power outages and extreme weather disruptions during the first quarter of 2021. Midstream performance held particularly strong from March through May when dividend announcements started to pour in, followed by a strong earnings season characterized by outsized earnings beats and improved guidance.

There was only one dividend cut among constituents in the Underlying Index. Out of the 31 dividend-paying constituents, one company cut their distribution, 25 companies maintained their distributions, and five companies grew their distributions. By weighting, nearly 72% of the portfolio maintained payouts, while 17% grew their distributions, and 3% cut, with the remaining 8% covering names that don’t pay a regular dividend.

Notably, midstream energy infrastructure companies withstood oil price fluctuations to outperform the energy sector since the end of February, just before oil prices experienced selling pressure during the month of March. Stronger financial profiles and resilient cash flow generation among midstream energy infrastructure companies also helped support equity performance, particularly through bouts of extreme weather disruptions, while capital stewardship further enhanced company fundamentals. Excess cash flow was generally used for debt reduction and in some cases, buybacks.

4 | May 31, 2021

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2021 (Unaudited)

Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	Since Inception^
Alerian Energy Infrastructure ETF - NAV	37.41%	43.80%	3.82%	0.73%
Alerian Energy Infrastructure ETF - Market Price*	37.39%	43.88%	3.83%	0.74%
Alerian Midstream Energy Select Total Return Index	37.98%	45.59%	4.77%	1.62%
Alerian MLP Total Return Index	44.09%	43.63%	-1.06%	-3.73%

Total Expense Ratio (per the current prospectus) is 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on November 1, 2013.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The Alerian Midstream Energy Select Total Return Index is comprised of 36 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The Alerian MLP Total Return Index is recognized as a leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is reported on a total-return basis (AMZX), which assumes reinvestment of any dividends and distributions realized during a given period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Alerian Energy Infrastructure ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

5 | May 31, 2021

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings* (as of May 31, 2021)

Enbridge, Inc.	9.85%
Enterprise Products Partners LP	8.77%
TC Energy Corp.	7.71%
Energy Transfer LP	5.79%
Kinder Morgan, Inc.	5.73%
Cheniere Energy, Inc.	5.32%
Plains GP Holdings LP	5.24%
Targa Resources Corp.	4.85%
ONEOK, Inc.	4.85%
Pembina Pipeline Corp.	4.85%
Total % of Top 10 Holdings	62.96%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2021

Alerian Exchange Traded Funds

Disclosure of Fund Expenses	May 31, 2021 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2021.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expense Ratio(a)	Expenses Paid During Period 12/1/20 - 5/31/21(b)
Alerian MLP ETF
Actual	$1,000.00	$1,431.00	0.85%	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
Alerian Energy Infrastructure ETF
Actual	$1,000.00	$1,374.10	0.65%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

7 | May 31, 2021

Alerian MLP ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (99.98%)
Gathering + Processing (23.58%)
Crestwood Equity Partners LP(a)	6,802,456	$194,958,389
DCP Midstream LP(a)	11,920,066	300,028,061
Enable Midstream Partners LP	11,789,225	99,736,844
EnLink Midstream LLC(a)	34,561,664	168,660,920
Western Midstream Partners LP(a)	26,200,460	523,485,191
Total Gathering + Processing		1,286,869,405

Liquefaction (4.08%)
Cheniere Energy Partners LP	5,400,710	222,833,295

Pipeline Transportation | Natural Gas (20.80%)
Energy Transfer LP	61,768,671	611,509,843
Enterprise Products Partners LP	22,189,489	523,893,835
Total Pipeline Transportation | Natural Gas		1,135,403,678

Pipeline Transportation | Petroleum (51.52%)
Genesis Energy LP(a)	14,377,421	134,285,112
Holly Energy Partners LP(a)	6,028,214	128,220,112
Magellan Midstream Partners LP(a)	11,462,283	564,975,929
MPLX LP	19,620,194	561,726,154
NuStar Energy LP(a)	13,095,976	240,311,159
Phillips 66 Partners LP	9,524,272	381,732,822
Plains All American Pipeline LP(a)	53,709,558	565,561,646
Shell Midstream Partners LP	16,321,096	235,676,626
Total Pipeline Transportation | Petroleum		2,812,489,560
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,097,754,180)		5,457,595,938

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.04%)
State Street Institutional Treasury Plus Money Market Fund	0.02%	2,013,084	2,013,084
TOTAL SHORT TERM INVESTMENTS
(Cost $2,013,084)			2,013,084

TOTAL INVESTMENTS (100.02%)
(Cost $4,099,767,264)			$5,459,609,022
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.02%)			(1,181,431)
NET ASSETS - 100.00%			$5,458,427,591

(a)	Affiliated Company. See Note 8 in Notes to Financial Statement.

See Notes to Financial Statements.

8 | May 31, 2021

Alerian MLP ETF

Statement of Assets and Liabilities	May 31, 2021 (Unaudited)

ASSETS:
Investments, at value	$2,639,122,503
Investments in affiliates, at value	2,820,486,519
Receivable for investments sold	2,588,581
Deferred tax asset (Note 2)	–	(a)
Income tax receivable	1,291,761
Franchise tax receivable	1,491,729
Total Assets	5,464,981,093

LIABILITIES:
Payable for shares redeemed	2,589,822
Payable to adviser	3,963,680
Total Liabilities	6,553,502
NET ASSETS	$5,458,427,591

NET ASSETS CONSIST OF:
Paid-in capital	$8,518,300,329
Distributable earnings	(3,059,872,738)
NET ASSETS	$5,458,427,591

INVESTMENTS, AT COST	$1,921,111,416
INVESTMENTS IN AFFILIATES, AT COST	2,178,655,848

PRICING OF SHARES
Net Assets	$5,458,427,591
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	159,257,420
Net Asset Value, offering and redemption price per share	$34.27

(a)	Net Deferred Tax Asset of $468,769,143 is offset 100% by Valuation Allowance.

See Notes to Financial Statements.

9 | May 31, 2021

Alerian MLP ETF

Statement of Operations	For the Six Months Ended May 31, 2021 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$209,683,024
Less return of capital distributions	(209,683,024)
Total Investment Income	–

EXPENSES:
Investment adviser fee	20,385,873
Total Expenses	20,385,873
NET INVESTMENT LOSS, BEFORE INCOME TAXES	(20,385,873)
Current income tax benefit/(expense)	–
NET INVESTMENT LOSS	(20,385,873)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments, before income taxes	(91,114,803)
Net realized loss on affiliated investments, before income taxes	(220,921,773)
Current income tax benefit/(expense)	–
Net realized loss	(312,036,576)
Net change in unrealized appreciation on investments, before income taxes	940,452,302
Net change in unrealized appreciation on affiliated investments, before income taxes	1,086,253,842
Current income tax benefit/(expense)	–
Net change in unrealized appreciation	2,026,706,144
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,714,669,568
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,694,283,695

See Notes to Financial Statements.

10 | May 31, 2021

Alerian MLP ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment loss	$(20,385,873)	$(39,857,320)
Net realized loss	(312,036,576)	(2,126,407,627)
Net change in unrealized appreciation	2,026,706,144	166,156,216
Net increase/(decrease) in net assets resulting from operations	1,694,283,695	(2,000,108,731)

DISTRIBUTIONS TO SHAREHOLDERS:
From tax return of capital	(217,491,091)	(518,981,697)
Total distributions	(217,491,091)	(518,981,697)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	561,180,658	1,148,144,286
Cost of shares redeemed	(459,682,949)	(1,997,921,707)
Net increase/(decrease) from share transactions	101,497,709	(849,777,421)

Net increase/(decrease) in net assets	1,578,290,313	(3,368,867,849)

NET ASSETS:
Beginning of period	3,880,137,278	7,249,005,127
End of period	$5,458,427,591	$3,880,137,278

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	155,057,420	926,062,100
Shares sold	19,425,000	130,075,000
Shares redeemed	(15,225,000)	(240,750,000)
Reverse stock split (Note 1)	–	(660,329,680)
Shares outstanding, end of period	159,257,420	155,057,420

See Notes to Financial Statements.

11 | May 31, 2021

Alerian MLP ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020 (a)	For the Year Ended November 30, 2019 (a)	For the Year Ended November 30, 2018 (a)	For the Year Ended November 30, 2017 (a)	For the Year Ended November 30, 2016 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.02		$39.15	$47.75	$51.85	$61.55	$61.25

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss) (b)	(0.13)		(0.24)	(0.35)	(0.45)	(1.10)	0.20
Net realized and unrealized gain/(loss) on investments	10.74		(10.73)	(4.35)	0.40	(4.30)	5.20
Total from investment operations	10.61		(10.97)	(4.70)	(0.05)	(5.40)	5.40

DISTRIBUTIONS:
From net realized gains	–		–	–	(4.05)	–	–
From tax return of capital	(1.36)		(3.16)	(3.90)	–	(4.30)	(5.10)
Total distributions	(1.36)		(3.16)	(3.90)	(4.05)	(4.30)	(5.10)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	9.25		(14.13)	(8.60)	(4.10)	(9.70)	0.30
NET ASSET VALUE, END OF PERIOD	$34.27		$25.02	$39.15	$47.75	$51.85	$61.55
TOTAL RETURN(c)	43.10%		(28.36)%	(10.79)%	(0.55)%	(9.27)%	9.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,458,428		$3,880,137	$7,249,005	$8,699,748	$9,405,284	$9,378,019

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (including net current and deferred tax expenses/benefits)(e)	0.85	%(d)	0.90%	0.87%	0.85%	0.41%	1.42%
Expenses (including current and deferred tax expenses/benefits)(f)	0.85	%(d)	0.85%	0.85%	0.85%	1.81%	(0.36)%
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.85	)%(d)	(0.85)%	(0.77)%	(0.85)%	(0.85)%	(0.85)%
Net investment income/(loss)(including deferred tax expenses/benefits)(f)	(0.85	)%(d)	(0.85)%	(0.77)%	(0.85)%	(1.81)%	0.36%
PORTFOLIO TURNOVER RATE(g)	13%		23%	34%	26%	23%	31%

See Notes to Financial Statements.

12 | May 31, 2021

Alerian MLP ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

(a)	On May 18, 2020, the Alerian MLP ETF underwent a one for five reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this reverse split. See Note 1.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.
(f)	Includes amount of current and deferred tax benefit associated with net investment income/(loss).
(g)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

13 | May 31, 2021

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (33.69%)
Gathering + Processing (4.50%)
Keyera Corp.	104,653	$2,595,426

Pipeline Transportation | Natural Gas (7.64%)
TC Energy Corp.	86,329	4,409,886

Pipeline Transportation | Petroleum (19.18%)
Enbridge, Inc.	146,344	5,629,407
Inter Pipeline, Ltd.	181,722	2,659,530
Pembina Pipeline Corp.	85,799	2,773,437
Total Pipeline Transportation | Petroleum		11,062,374

Storage (2.37%)
Gibson Energy, Inc.	69,146	1,366,264

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $18,373,711)		19,433,950

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (26.43%)
Gathering + Processing (9.62%)
ONEOK, Inc.	52,612	2,774,757
Targa Resources Corp.	71,425	2,775,575
Total Gathering + Processing		5,550,332

Liquefaction (6.24%)
Cheniere Energy, Inc.(a)	35,818	3,040,948
Tellurian, Inc.(a)	127,834	557,356
Total Liquefaction		3,598,304

Pipeline Transportation | Natural Gas (8.45%)
Equitrans Midstream Corp.	193,808	1,596,978
Kinder Morgan, Inc.	178,549	3,274,589
Total Pipeline Transportation | Natural Gas		4,871,567

Storage (2.12%)
Macquarie Infrastructure Corp.	35,137	1,225,579

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $15,061,861)		15,245,782

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (25.39%)
Gathering + Processing (5.35%)
Crestwood Equity Partners LP	7,968	228,363
Enable Midstream Partners LP	13,804	116,782
Hess Midstream LP, Class A	7,810	198,921
MPLX LP	60,082	1,720,147
Rattler Midstream LP	19,681	207,438
Security Description	Shares	Value
Gathering + Processing (continued)
Western Midstream Partners LP	30,723	$613,845
Total Gathering + Processing		3,085,496

Pipeline Transportation | Natural Gas (14.43%)
Energy Transfer LP	334,203	3,308,610
Enterprise Products Partners LP	212,475	5,016,535
Total Pipeline Transportation | Natural Gas		8,325,145

Pipeline Transportation | Petroleum (5.61%)
BP Midstream Partners LP	7,395	104,565
Genesis Energy LP	16,833	157,220
Holly Energy Partners LP	7,056	150,081
Magellan Midstream Partners LP	34,429	1,697,005
NGL Energy Partners LP	18,507	44,232
NuStar Energy LP	15,326	281,232
PBF Logistics LP	4,930	80,162
Phillips 66 Partners LP	11,169	447,654
Shell Midstream Partners LP	19,139	276,367
Total Pipeline Transportation | Petroleum		3,238,518

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $15,103,751)		14,649,159

Security Description	Shares	Value
U.S. GENERAL PARTNERS (13.54%)
Gathering + Processing (8.34%)
Antero Midstream Corp.	149,964	1,439,654
EnLink Midstream LLC	124,671	608,395
The Williams Cos., Inc.	104,924	2,763,698
Total Gathering + Processing		4,811,747

Pipeline Transportation | Petroleum (5.20%)
Plains GP Holdings LP, Class A	274,721	2,997,206

TOTAL U.S. GENERAL PARTNERS
(Cost $10,120,567)		7,808,953

See Notes to Financial Statements.

14 | May 31, 2021

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2021 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.02%	37,605	$37,605
TOTAL SHORT TERM INVESTMENTS
(Cost $37,605)			37,605

TOTAL INVESTMENTS (99.12%)
(Cost $58,697,495)			$57,175,449
OTHER ASSETS IN EXCESS OF LIABILITIES (0.88%)			507,622
NET ASSETS - 100.00%			$57,683,071

(a)	Non-income producing security.

See Notes to Financial Statements.

15 | May 31, 2021

Alerian Energy Infrastructure ETF

Statement of Assets and Liabilities	May 31, 2021 (Unaudited)

ASSETS:
Investments, at value	$57,175,449
Foreign currency, at value (Cost $989)	987
Receivable for Investments Sold	422,040
Dividends receivable	116,010
Total Assets	57,714,486

LIABILITIES:
Payable to adviser	31,415
Total Liabilities	31,415
NET ASSETS	$57,683,071

NET ASSETS CONSIST OF:
Paid-in capital	$63,282,398
Distributable earnings	(5,599,327)
NET ASSETS	$57,683,071

INVESTMENTS, AT COST	$58,697,495

PRICING OF SHARES
Net Assets	$57,683,071
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	3,000,000
Net Asset Value, offering and redemption price per share	$19.23

See Notes to Financial Statements.

16 | May 31, 2021

Alerian Energy Infrastructure ETF
Statement of Operations	For the Six Months Ended May 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends*	$1,912,436
Securities lending income	1,705
Total Investment Income	1,914,141

EXPENSES:
Investment adviser fees	157,651
Total Expenses	157,651
NET INVESTMENT INCOME	1,756,490

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments	(5,152,890)
Net realized gain on foreign currency transactions	12,914
Net realized loss	(5,139,976)
Net change in unrealized appreciation on investments	18,915,901
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(225)
Net change in unrealized appreciation	18,915,676
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	13,775,700
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,532,190
* Net of foreign tax withholding.	$79,648

See Notes to Financial Statements.

17 | May 31, 2021

Alerian Energy Infrastructure ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$1,756,490	$2,357,712
Net realized loss	(5,139,976)	(5,570,975)
Net change in unrealized appreciation/(depreciation)	18,915,676	(10,122,824)
Net increase/(decrease) in net assets resulting from operations	15,532,190	(13,336,087)

DISTRIBUTIONS:
From distributable earnings	(1,788,242)	(1,140,689)
From tax return of capital	–	(1,627,034)
Total distributions	(1,788,242)	(2,767,723)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	10,982,778	20,059,786
Cost of shares redeemed	(4,032,104)	(18,776,258)
Net increase from share transactions	6,950,674	1,283,528
Net increase/(decrease) in net assets	20,694,622	(14,820,282)

NET ASSETS:
Beginning of period	36,988,449	51,808,731
End of period	$57,683,071	$36,988,449

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,550,000	2,700,000
Shares sold	700,000	1,250,000
Shares redeemed	(250,000)	(1,400,000)
Shares outstanding, end of period	3,000,000	2,550,000

See Notes to Financial Statements.

18 | May 31, 2021

Alerian Energy Infrastructure ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$14.51		$19.19	$20.34	$22.30	$22.95	$18.97

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.61		0.90	0.88	0.85	0.79	0.80
Net realized and unrealized gain/(loss) on investments	4.73		(4.50)	(0.64)	(2.23)	(0.72)	3.95
Total from investment operations	5.34		(3.60)	0.24	(1.38)	0.07	4.75

DISTRIBUTIONS:
From net investment income	(0.62)		(0.45)	(0.50)	(0.47)	(0.47)	(0.63)
Tax return of capital	–		(0.63)	(0.89)	(0.11)	(0.25)	(0.14)
Total distributions	(0.62)		(1.08)	(1.39)	(0.58)	(0.72)	(0.77)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.72		(4.68)	(1.15)	(1.96)	(0.65)	3.98
NET ASSET VALUE, END OF PERIOD	$19.23		$14.51	$19.19	$20.34	$22.30	$22.95
TOTAL RETURN(b)	37.41%		(18.82)%	1.09%	(6.27)%	0.21%	25.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$57,683		$36,988	$51,809	$41,699	$42,370	$18,357
Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	7.24	%(c)	5.91%	4.23%	3.86%	3.39%	4.04%
PORTFOLIO TURNOVER RATE(d)	14%		34%	26%	73%	37%	38%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

19 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2021, the Trust consisted of seventeen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Total Return Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Total Return Index. The investment advisor uses a “passive management” or indexing investment approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (“the NYSE Arca”). Each Fund issues and redeems Shares at net asset value (“NAV”), in blocks of 50,000 Shares for the Alerian Energy Infrastructure ETF and 25,000 shares for Alerian MLP ETF, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

The Board authorized a one-for-five reverse stock split of Alerian MLP ETF that was effective at the market open on May 18, 2020. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of five, while increasing the NAV of shares outstanding by a factor of five, resulting in no effect to the net assets of the Fund. The financial statements of the Fund have been adjusted to reflect the reverse stock split.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

20 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

21 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2021:

Alerian MLP ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$5,457,595,938	$–	$–	$5,457,595,938
Short Term Investments	2,013,084	–	–	2,013,084
Total	$5,459,609,022	$–	$–	$5,459,609,022

Alerian Energy Infrastructure ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$19,433,950	$–	$–	$19,433,950
U.S. Energy Infrastructure Companies*	15,245,782	–	–	15,245,782
U.S. Energy Infrastructure MLPs*	14,649,159	–	–	14,649,159
U.S. General Partners*	7,808,953	–	–	7,808,953
Short Term Investments	37,605	–	–	37,605
Total	$57,175,449	$–	$–	$57,175,449

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2021.

C. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded using the specific identification method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

The Funds each expect a portion of its distributions to shareholders might be comprised of tax deferred return of capital. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

22 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund's after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of Underlying Index are closely related.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2021
	Current	Deferred	Total
Federal	$–	$355,429,551	$355,429,551
State	–	33,014,423	33,014,423
Valuation Allowance	–	(388,443,974)	(388,443,974)
Total tax expense/(benefit)	$–	$–	$–

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF	As of May 31, 2021
Deferred tax assets:
Capital loss carryforward	$470,858,379
Net operating loss carryforward	199,927,172
Income recognized from MLP investments	1,535,355,254
Other deferred tax assets	9,353,842
Valuation allowance	(468,769,143)
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(1,746,725,504)
Net Deferred Tax Asset/(Liability)	$–

Due to the activities of the MLPs that the fund is invested in, the Fund is required to pay franchise tax in certain states. Generally speaking, franchise tax expense is a tax on equity of a corporation, or base minimum fees, imposed by various jurisdictions. The amounts of the tax are estimated throughout the year based upon the Fund's estimate of underlying activities conducted in the states and reconciled to actual amounts paid upon the filing of the tax returns for the states. These taxes are paid as either estimated tax payments, extension payments, or with the tax return filings of the various states.

23 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

The capital loss carryforward is available to offset future taxable income. The capital loss can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2021. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2016	$218,006,925	11/30/2021
Federal	11/30/2017	20,624,857	11/30/2022
Federal	11/30/2019	757,980,977	11/30/2024
Federal	11/30/2020	981,147,962	11/30/2025
Federal	11/30/2021	73,909,778	11/30/2026
Total		$2,051,670,499

The net operating loss carryforward is available to offset future taxable income. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2017	$415,775,378	11/30/2037
Federal	11/30/2021	396,742,828	Indefinite
Total		$812,518,206

The Fund also has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2016	$3,913,692	Varies by State
State	11/30/2017	7,472,303	Varies by State
State	11/30/2018	2,553,292	Varies by State
State	11/30/2019	2,244,759	Varies by State
State	11/30/2020	5,377,818	Varies by State
State	11/30/2021	7,736,486	Varies by State
Total		$29,298,350

The Tax Cuts and Jobs Act (“TCJA”) was signed into law on December 22, 2017. The TCJA made modifications to the net operating loss (“NOL”) deduction. The TCJA eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years beginning after December 31, 2017. The TCJA also established a limitation for any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization. The Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law on March 27, 2020. The CARES Act delays the application of the 80% net operating loss limitation, established under TCJA, to tax years ending November 30, 2022 and beyond.

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

24 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2021
Income tax expense at statutory rate	$355,799,576
State income tax benefit (net of federal benefit)	33,038,532
Permanent differences, net	(394,135)
Valuation allowance	(388,443,973)
Net income tax expense	$–

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

Alerian MLP ETF	Inception to May 31, 2021
Unrecognized tax benefit - Beginning	$–
Gross increases - tax positions in prior period	–
Gross decreases - tax positions in prior period	–
Gross increases - tax positions in current period	–
Settlement	–
Lapse of statute of limitations	–
Unrecognized tax benefit - Ending	$–

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the six months ended May 31, 2021, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. Tax periods ended November 30, 2018 through November 30, 2020 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2021.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2021, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

25 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

The tax character of the distributions paid during the fiscal year ended November 30, 2020 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2020
Alerian Energy Infrastructure ETF	$1,140,689	$–	$1,627,034

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2020, the following amounts are available as carry forwards to the next tax year:

	Short-Term	Long-Term
Alerian Energy Infrastructure ETF	$286,666	$1,001,582

As of May 31, 2021, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Alerian MLP ETF	Alerian Energy Infrastructure ETF
Cost of investments for income tax purposes	$4,355,381,621	$54,306,272
Gross appreciation (excess of value over tax cost)	$2,707,940,449	$12,752,915
Gross depreciation (excess of tax cost over value)	(1,603,713,048)	(9,883,738)
Net unrealized appreciation/(depreciation)	$1,104,227,401	$2,869,177

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Fund’s investments in master limited partnerships and wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2021.

G. Lending of Portfolio Securities

The Alerian Energy Infrastructure ETF has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

As of May 31, 2021, the Alerian Energy Infrastructure ETF had no portfolio securities on loan. Income earned for lending on portfolio securities during the period totaled $1,705.

26 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund		Advisory Fee
Alerian MLP ETF	0.85%	up to and including $10 billion
	0.80%	greater than $10 billion up to and including $15 billion
	0.70%	greater than $15 billion up to and including $20 billion
	0.55%	greater than $20 billion up to and including $25 billion
	0.40%	greater than $25 billion

Fund		Advisory Fee
Alerian Energy Infrastructure ETF	0.65%

Out of the unitary management fees, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee receives (1) a quarterly retainer of $10,000, (2) a per meeting fee of $5,000, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2021, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$618,003,495	$1,104,518,409
Alerian Energy Infrastructure ETF	6,825,791	6,886,665

For the six months ended May 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$560,919,069	$–
Alerian Energy Infrastructure ETF	10,966,359	4,030,388

For the six months ended May 31, 2021, the Alerian Energy Infrastructure ETF had in-kind net realized loss of $785,144.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

27 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is distributed to both common and subordinated units and generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares for Alerian Energy Infrastructure ETF and of 25,000 shares for Alerian MLP ETF. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

7. RELATED PARTY TRANSACTIONS

The Funds engaged in cross trades between other funds in the Trust during the six months ended May 31, 2021 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2021, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Alerian MLP ETF	$372,662	$103,455	$(136,200)
Alerian Energy Infrastructure ETF	103,455	1,904,138	(1,568,205)

28 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

8. AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the six months ended May 31, 2021, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance as of May 31, 2021	Market Value as of November 30, 2020	Purchases	Purchases In-Kind	Sales	Market Value as of May 31, 2021	Dividends*	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)
Affiliated Investments as of May 31, 2021
Crestwood Equity Partners LP	6,802,456	$101,531,691	$13,667,968	$17,787,212	$(18,172,963)	$194,958,389	$–	$89,914,666	$(1,638,256)
DCP Midstream LP	11,920,066	179,947,999	20,062,772	29,515,376	(31,569,889)	300,028,061	–	114,880,454	(3,825,308)
EnLink Midstream LLC	34,561,664	119,052,199	10,862,194	17,165,815	(17,257,780)	168,660,920	–	64,598,161	(19,511,978)
Genesis Energy LP	14,377,421	86,198,857	8,810,010	13,132,479	(13,264,023)	134,285,112	–	62,002,925	(18,429,442)
Holly Energy Partners LP	6,028,214	76,290,764	7,900,578	11,526,558	(12,410,196)	128,220,112	–	48,712,108	272,391
Magellan Midstream Partners LP	11,462,283	375,129,243	101,327,156	54,323,219	(53,486,756)	564,975,929	–	113,730,673	(4,326,181)
NuStar Energy LP	13,095,976	161,682,778	17,459,762	25,817,869	(26,456,816)	240,311,159	–	81,929,385	(10,062,743)
Plains All American Pipeline LP	53,709,558	400,072,962	33,743,250	56,829,499	(61,514,608)	565,561,646	–	233,935,315	(78,687,986)
Western Midstream Partners LP	26,200,460	319,874,889	32,033,338	51,850,489	(58,182,830)	523,485,191	–	214,814,684	(20,950,982)
						$2,820,486,519	$–	$1,024,518,371	$(157,160,485)

Investments no longer affiliated as of May 31, 2021

NGL Energy Partners LP	–	$32,054,838	$1,483,677	$3,538,267	$(39,331,963)	$–	$–	$66,065,568	$(63,810,387)
TC PipeLines LP	–	206,078,373	–	15,443,118	(213,403,097)	–	–	(4,330,097)	49,099
						$–	$–	$61,735,471	$(63,761,288)

GRAND TOTAL							$–	$1,086,253,842	$(220,921,773)

*	100% of the income received was estimated as Return of Capital.

9. MARKET DISRUPTIONS RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause each Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities each Fund holds, and may adversely affect each Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of each Fund’s securities or other assets. Such impacts may adversely affect the performance of the Funds.

29 | May 31, 2021

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2021 (Unaudited)

10. SUBSEQUENT EVENTS

Effective July 1, 2021, the Alerian Energy Infrastructure ETF changed its management fee from 0.65% to 0.35%.

30 | May 31, 2021

Alerian Exchange Traded Funds
Additional Information	May 31, 2021 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

In early 2021, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2020 via Form 1099. The Funds will notify shareholders in early 2022 of amounts paid to them by the Funds, if any, during the calendar year 2021.

The Alerian Energy Infrastructure ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2020:

	Qualified Dividend Income	Dividend Received Deduction
Alerian Energy Infrastructure ETF	71.85%	11.91%

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor: Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”). “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Energy Infrastructure Index,” “Alerian Index Series” and “AMZI” are service marks or trademarks of Alerian. Alerian acts as brand licensor for each Underlying Index. Alerian is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by Alerian (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI and AMZIX are trademarks of GKD Index Partners, LLC and their general use is granted under a license from GKD Index Partners, LLC.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

31 | May 31, 2021

Alerian Exchange Traded Funds
Additional Information	May 31, 2021 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

(Applicable to the Alerian Energy Infrastructure ETF only)

The Underlying Index is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Underlying Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Underlying Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

32 | May 31, 2021

Alerian Exchange Traded Funds
Liquidity Risk Management Program	May 31, 2021 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 8, 2021, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

33 | May 31, 2021

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
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SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2021

ALPS Active REIT ETF (NASDAQ: REIT)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview	1
Disclosure of Fund Expenses	3
Financial Statements
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets 7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	14
Board Considerations Regarding Approval of Investment Advisory Agreement	15

alpsfunds.com

ALPS Active REIT ETF
Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

The ALPS Active REIT ETF (the "Fund") seeks total return through dividends and capital appreciation. The Fund will, under normal circumstances, seek to achieve its investment objective by investing at least 80% of its net assets in publicly traded equity securities of real estate investment trusts (“REITs”).

Fund Performance (as of May 31, 2021)

Since Inception^
ALPS Active REIT ETF - NAV	12.43%
ALPS Active REIT ETF - Market Price*	10.68%
S&P United States REIT Index	12.29%

Total Expense Ratio (per the current prospectus) is 0.68%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on February 25, 2021, with the first day of trading on the exchange of February 26, 2021.
*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

The S&P United States REIT Index defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 5,000 shares.

The ALPS Active REIT ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Active REIT ETF.

1 | May 31, 2021

ALPS Active REIT ETF
Performance Overview	May 31, 2021 (Unaudited)

Top Ten Holdings* (as of May 31, 2021)

Equinix, Inc.	8.90%
AvalonBay Communities, Inc.	7.01%
Ventas, Inc.	6.72%
First Industrial Realty Trust, Inc.	5.47%
Life Storage, Inc.	5.42%
Equity LifeStyle Properties, Inc.	4.81%
Rexford Industrial Realty, Inc.	4.72%
Camden Property Trust	4.50%
Realty Income Corp.	4.20%
Prologis, Inc.	3.94%
Total % of Top 10 Holdings	55.69%

Sector Allocation* (as of May 31, 2021)

Residential REITs	21.40%
Specialized REITs	19.71%
Retail REITs	15.37%
Industrial REITs	14.13%
Health Care REITs	10.79%
Office REITs	8.28%
Hotel & Resort REITs	5.79%
Diversified REITs	2.13%
Money Market Fund	2.40%
Total	100.00%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of change in value of a $10,000 investment in the Fund and the Index

ALPS Active REIT ETF (based on NAV)
ALPS Active REIT ETF (based on Market)
S&P United States REIT Index
$12k
$11k
$10k
$9k
$11,243
$11,229
$11,068
2/25/21
3/31/21
4/30/21
5/31/21

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2021

ALPS Active REIT ETF
Disclosure of Fund Expenses	May 31, 2021 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2021.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expense Ratio(a)	Expenses Paid During Period 12/1/20 - 5/31/21(b)
ALPS Active REIT ETF
Actual(c)	$1,000.00	$1,124.30	0.68%	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	0.68%	$3.43

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (96), divided by 365.
(c)	The ALPS Active REIT ETF commenced operations on February 25, 2021. Actual expenses on this Fund are equal to the Fund's annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (96) divided by 365.

3 | May 31, 2021

ALPS Active REIT ETF
Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.58%)
Diversified REITs (2.13%)
VEREIT, Inc.	6,410	$304,924

Health Care REITs (10.79%)
Healthcare Trust of America, Inc., Class A	6,994	191,706
Sabra Health Care REIT, Inc.	22,396	391,258
Ventas, Inc.	17,370	963,167
Total Health Care REITs		1,546,131

Hotel & Resort REITs (5.79%)
Host Hotels & Resorts, Inc.(a)	18,453	316,838
MGM Growth Properties LLC, Class A	8,842	317,163
Park Hotels & Resorts, Inc.(a)	9,410	195,634
Total Hotel & Resort REITs		829,635

Industrial REITs (14.13%)
First Industrial Realty Trust, Inc.	15,476	783,705
Prologis, Inc.	4,792	564,689
Rexford Industrial Realty, Inc.	12,240	676,015
Total Industrial REITs		2,024,409

Office REITs (8.28%)
Highwoods Properties, Inc.	6,010	274,537
Kilroy Realty Corp.	5,473	384,259
Paramount Group, Inc.	22,513	247,193
Piedmont Office Realty Trust, Inc., Class A	15,168	280,456
Total Office REITs		1,186,445

Residential REITs (21.40%)
American Homes 4 Rent, Class A	7,560	287,810
AvalonBay Communities, Inc.	4,855	1,004,694
Camden Property Trust	5,143	644,829
Equity LifeStyle Properties, Inc.	9,735	689,822
Invitation Homes, Inc.	12,112	439,302
Total Residential REITs		3,066,457

Retail REITs (15.37%)
Brixmor Property Group, Inc.	23,274	528,553
Realty Income Corp.	8,797	601,715
Retail Opportunity Investments Corp.	26,226	468,396
Simon Property Group, Inc.	2,531	325,208

Security Description	Shares	Value
Retail REITs (continued)
Spirit Realty Capital, Inc.	5,897	$278,692
Total Retail REITs		2,202,564

Specialized REITs (19.69%)
American Tower Corp.	1,605	410,013
Equinix, Inc.	1,731	1,275,262
Life Storage, Inc.	7,810	776,626
Public Storage	1,280	361,574
Total Specialized REITs		2,823,475

TOTAL COMMON STOCKS
(Cost $12,738,303)		13,984,040

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.40%)
State Street Institutional Treasury Plus Money Market Fund	0.02%	344,072	344,072
TOTAL SHORT TERM INVESTMENTS
(Cost $344,072)			344,072

TOTAL INVESTMENTS (99.98%)
(Cost $13,082,375)			$14,328,112
OTHER ASSETS IN EXCESS OF LIABILITIES (0.02%)			2,155
NET ASSETS - 100.00%			$14,330,267

(a)	Non-income producing security.

See Notes to Financial Statements.

4 | May 31, 2021

ALPS Active REIT ETF
Statement of Assets and Liabilities	May 31, 2021 (Unaudited)

ASSETS:
Investments, at value	$14,328,112
Dividends receivable	10,167
Total Assets	14,338,279

LIABILITIES:
Payable to adviser	8,012
Total Liabilities	8,012
NET ASSETS	$14,330,267

NET ASSETS CONSIST OF:
Paid-in capital	$12,774,671
Total distributable earnings	1,555,596
NET ASSETS	$14,330,267

INVESTMENTS, AT COST	$13,082,375

PRICING OF SHARES
Net Assets	$14,330,267
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	520,002
Net Asset Value, offering and redemption price per share	$27.56

 See Notes to Financial Statements.

5 | May 31, 2021

ALPS Active REIT ETF
Statement of Operations	For the Period Ended May 31, 2021 (Unaudited)(a)

INVESTMENT INCOME:
Dividends	$93,326
Total Investment Income	93,326

EXPENSES:
Investment adviser fees	20,897
Total Expenses	20,897
NET INVESTMENT INCOME	72,429

REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	284,506
Net change in unrealized appreciation on investments	1,245,737
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,530,243
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,602,672

(a)	The ALPS Active REIT ETF commenced operations on February 25, 2021.

 See Notes to Financial Statements.

6 | May 31, 2021

ALPS Active REIT ETF
Statements of Changes in Net Assets

For the Period February 25, 2021 (Commencement of Operations) to May 31, 2021 (Unaudited)
OPERATIONS:
Net investment income	$72,429
Net realized gain	284,506
Net change in unrealized appreciation	1,245,737
Net increase in net assets resulting from operations	1,602,672

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(47,076)
Total distributions	(47,076)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	12,774,671
Net increase from capital share transactions	12,774,671
Net increase in net assets	14,330,267

NET ASSETS:
Beginning of period	–
End of period	$14,330,267

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	520,002
Shares outstanding, end of period	520,002

 See Notes to Financial Statements.

7 | May 31, 2021

ALPS Active REIT ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Period February 25, 2021 (Commencement of Operations) to May 31, 2021 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.62

INCOME FROM OPERATIONS:
Net investment income(a)	0.16
Net realized and unrealized gain	2.89
Total from investment operations	3.05

DISTRIBUTIONS:
From net investment income	(0.11)
Total distributions	(0.11)

NET INCREASE IN NET ASSET VALUE	2.94
NET ASSET VALUE, END OF PERIOD	$27.56
TOTAL RETURN(b)	12.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$14,330

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.68	%(c)
Ratio of net investment income to average net assets	2.36	%(c)
Portfolio turnover rate(d)	48%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

 See Notes to Financial Statements.

8 | May 31, 2021

ALPS Active REIT ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2021, the Trust consists of seventeen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Active REIT ETF (the “Fund”). The investment objective of the Fund is to seek total return through dividends and capital appreciation. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 5,000 Shares each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

9 | May 31, 2021

ALPS Active REIT ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of inputs used to value the Fund’s investments as of May 31, 2021:

ALPS Active REIT ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$13,984,040	$ – $	– $	13,984,040
Short Term Investments	344,072	–	–	344,072
Total	$14,328,112	$ – $	– $	14,328,112

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended May 31, 2021.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

10 | May 31, 2021

ALPS Active REIT ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2021.

As of May 31, 2021, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Active REIT ETF
Gross appreciation (excess of value over tax cost)	$1,275,320
Gross depreciation (excess of tax cost over value)	(30,442)
Net unrealized appreciation (depreciation)	$1,244,878
Cost of investments for income tax purposes	$13,083,234

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2021.

F. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund's investment strategy results in the Fund investing in REIT shares, the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund's investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund's investments in REITs, the Fund may also make distributions in excess of the Fund's earnings and capital gains. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder’ shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

11 | May 31, 2021

ALPS Active REIT ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.68% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

GSI Capital Advisors LLC (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.35% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee receives (1) a quarterly retainer of $10,000, (2) a per meeting fee of $5,000, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the period starting with the commencement of operations and ending May 31, 2021, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$4,183,845	$4,233,116

For the period starting with the commencement of operations and ending May 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$10,092,586	$–

For the period starting with the commencement of operations and ending May 31, 2021, the ALPS Active REIT ETF had in-kind net realized gain of $0.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 5,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

12 | May 31, 2021

ALPS Active REIT ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

6. MARKET DISRUPTIONS RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Fund’s securities or other assets. Such impacts may adversely affect the performance of the Fund.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

13 | May 31, 2021

ALPS Active REIT ETF
Additional Information	May 31, 2021 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

Board Considerations Regarding Approval of May 31, 2021 (Unaudited)

Investment Advisory Agreement

14 | May 31, 2021

ALPS Active REIT ETF
Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2021 (Unaudited)

At a meeting held on December 8, 2020 via electronic means (video-conference), the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), evaluated a proposal to (i) approve the Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser” or “AAI”) with respect to the ALPS Active REIT ETF (“REIT”) (the “REIT Advisory Agreement”) and (ii) the Investment Sub-Advisory Agreement between AAI and GSI Capital Advisors LLC (the “Sub-Adviser” or “GSI Capital”) with respect to REIT (the “GSI Capital Sub-Advisory Agreement”). The Independent Trustees also met separately to consider the REIT Advisory Agreement and GSI Capital Sub-Advisory Agreement.

In evaluating the REIT Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser to REIT under the REIT Advisory Agreement; (ii) the advisory fees and other expenses proposed to be paid by REIT compared to those of similar funds managed by other investment advisers; (iii) the expected costs of the services to be provided to REIT and the projected profitability to be realized by the Adviser and its affiliates from the Adviser’s relationship with REIT; (iv) the extent to which economies of scale would be realized if and as REIT’s assets increase and whether the fee level in the REIT Advisory Agreement reflects these economies of scale for the benefit of shareholders; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the REIT Advisory Agreement, the Board, including the Independent Trustees, considered and reviewed information concerning the services proposed to be provided under the REIT Advisory Agreement, the proposed investment strategy, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of REIT, the anticipated financial support of REIT, and the nature and quality of services provided to other ETFs, open-end and closed-end funds sponsored by the Adviser. Based upon their review, the Board, including the Independent Trustees, concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to REIT are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board, including the Independent Trustees, considered the resources involved in managing REIT as well as the fact that the Adviser agreed to pay all of REIT’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of REIT’s business) out of the unitary advisory fee. Based on their review, the Board, including the Independent Trustees, concluded that the expected profitability of REIT to the Adviser was not unreasonable.

The Board, including the Independent Trustees, also reviewed comparative fee and expense data provided by FUSE regarding REIT. The Independent Trustees noted the proposed advisory fee for services to be provided to REIT by the Adviser was 0.68% of REIT’s average daily net assets. The Independent Trustees also considered that the advisory fee with respect to REIT was a unitary one and that, as set forth above, the Adviser had agreed to pay all of REIT’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of REIT’s business) out of the unitary fee. The Board, including the Independent Trustees, considered that, taking into account the impact of REIT’s unitary advisory fee, REIT’s expense ratio was below the median of its FUSE net expense group. Based on the foregoing and the other information available to them, the Board, including the Independent Trustees, concluded that the advisory fees for REIT were reasonable under the circumstances and in light of the quality of services to be provided.

The Board, including the Independent Trustees, also considered other benefits that may be realized by the Adviser from its relationship with REIT and concluded that the advisory fees were reasonable taking into account such benefits.

The Board, including the Independent Trustees, considered the extent to which economies of scale would be realized as REIT grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of REIT investors. Because REIT is newly organized, the Independent Trustees reviewed REIT’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when REIT had attracted assets.

In voting to approve the REIT Advisory Agreement, the Board, including the Independent Trustees, concluded that the terms of the REIT Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Board, including the Independent Trustees, considered relevant in the exercise of their reasonable business judgment. The Board, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

GSI Capital Sub-Advisory Agreement

In evaluating the GSI Capital Sub-Advisory Agreement, the Board, including the Independent Trustees considered various factors, including (i) the nature, extent and quality of the services expected to be provided by GSI Capital with respect to REIT under the GSI Capital Sub-Advisory

15 | May 31, 2021

ALPS Active REIT ETF
Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2021 (Unaudited)

Agreement; (ii) the advisory fees and other expenses proposed to be paid by REIT compared to those of similar funds managed by other investment advisers; (iii) the projected profitability to GSI Capital of its proposed sub-advisory relationship with REIT and the reasonableness of compensation to GSI Capital (iv) the extent to which economies of scale would be realized if, and as, REIT’s assets increase, and whether the fee level in the GSI Capital Sub-Advisory Agreement reflects these economies of scale; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by GSI Capital under the GSI Capital Sub-Advisory Agreement, the Board, including the Independent Trustees considered and reviewed information concerning the services to be provided under the GSI Capital Sub- Advisory Agreement, the proposed investment strategy, financial information regarding GSI Capital, information describing GSI Capital’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of REIT. Based upon their review, the Board, including the Independent Trustees concluded that GSI Capital was qualified to oversee the portfolio management of REIT. The Board, including the Independent Trustees considered that the contractual sub-advisory fee to be paid to GSI Capital is 0.35% of REIT’s average daily net assets out of a total management fee of 0.68% with respect to REIT. Based on the consideration of all factors deemed relevant by them, the Board, including the Independent Trustees concluded that the sub-advisory fees to be received by GSI Capital under the GSI Capital Sub- Advisory Agreement are reasonable under the circumstances and in light of the quality of services provided.

With respect to the costs of services provided and profits realized by GSI Capital, the Board, including the Independent Trustees considered the resources involved in managing REIT. Based on their review of the projected profitability of REIT to GSI Capital, the Board, including the Independent Trustees, concluded that the projected profitability of REIT to GSI Capital was not unreasonable.

The Board, including the Independent Trustees also considered other benefits that have been and may be realized by GSI Capital from its relationships with REIT and concluded that the sub-advisory fees with respect to REIT were reasonable taking into account such benefits.

In voting to approve the GSI Capital Sub-Advisory Agreement, the Board, including the Independent Trustees concluded that the terms of the GSI Capital Sub-Advisory Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Board, including the Independent Trustees considered relevant in the exercise of their reasonable business judgment. The Board, including the Independent Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

16 | May 31, 2021

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2021

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview	1
Disclosure of Fund Expenses	3
Financial Statements
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	15
Liquidity Risk Management Program	16

alpsfunds.com

ALPS Equal Sector Weight ETF
Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

The ALPS Equal Sector Weight ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE Equal Sector Weight IndexSM (the “Underlying Index”).

The Underlying Index is an index of ETFs comprised of all active Select Sector SPDR® ETFs in an equal weighted portfolio. These are the Communication Services Select Sector SPDR® Fund, Consumer Discretionary Select Sector SPDR® Fund, Consumer Staples Select Sector SPDR® Fund, Materials Select Sector SPDR® Fund, Energy Select Sector SPDR® Fund, Technology Select Sector SPDR® Fund, Utilities Select Sector SPDR® Fund, Financial Select Sector SPDR® Fund, Industrial Select Sector SPDR® Fund, Health Care Select Sector SPDR® Fund and Real Estate Select Sector SPDR® Fund (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). In order to track the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of the Underlying Sector ETFs.

The Underlying Index is designed to track performance of the equally weighted Underlying Sector ETFs. Accordingly, the Underlying Index is rebalanced to an equal weighting quarterly during the months of March, June, September, and December.

Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index. Together, the eleven Underlying Sector ETFs represent the Underlying Index as a whole.

Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	10 Year	Since Inception^
ALPS Equal Sector Weight ETF - NAV	19.65%	40.27%	14.36%	12.50%	14.67%
ALPS Equal Sector Weight ETF - Market Price*	19.48%	39.99%	14.33%	12.50%	14.68%
NYSE® Equal Sector Weight Total Return Index	19.73%	40.44%	14.54%	12.76%	14.95%
S&P 500® Total Return Index	16.95%	40.32%	17.16%	14.38%	16.19%

Total Expense Ratio (per the current Prospectus) is 0.50%. Net Expense Ratio (per the current Prospectus) is 0.28%. Net expense ratio reflects the reimbursement of distribution fees for underlying sector ETFs. In addition, the Adviser has contractually agreed, through March 31, 2022, to reduce its advisory fee by 0.19%. This fee waiver may only be terminated by the Fund’s Board of Trustees (and not by the Adviser) prior to such date. Please see the prospectus for additional information.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on July 6, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The NYSE® Equal Sector Weight Total Return Index consists of a strategy that holds all active Select Sector SPDR® ETFs in an equal-weighted portfolio. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Equal Sector Weight ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

 1 | May 31, 2021

ALPS Equal Sector Weight ETF
Performance Overview	May 31, 2021 (Unaudited)

The following table shows the sector weights of both the Fund and the S&P 500® Total Return Index as of May 31, 2021:

Sector Weighting Comparison (as of May 31, 2021)

	EQL*	S&P 500®	+/-
Materials	9.5%	2.8%	6.7%
Real Estate	9.5%	2.5%	7.0%
Financials	9.4%	11.9%	-2.5%
Industrials	9.2%	8.9%	0.3%
Healthcare	9.1%	13.0%	-3.9%
Technology	9.0%	26.2%	-17.2%
Consumer Staples	9.0%	6.0%	3.0%
Energy	8.9%	2.8%	6.1%
Communication Services	8.8%	11.1%	-2.3%
Consumer Discretionary	8.8%	12.1%	-3.3%
Utilities	8.8%	2.6%	6.3%
Total	100.0%	100.0%

Source: S&P 500®

*	% of Total Investments (excluding investments purchased with collateral from securities loaned). Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years including dividend reinvestment with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gain distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 2 | May 31, 2021

ALPS Equal Sector Weight ETF
Disclosure of Fund Expenses	May 31, 2021 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2021.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expense Ratio(a)	Expenses Paid During Period 12/1/20 - 5/31/21(b)
ALPS Equal Sector Weight ETF
Actual	$1,000.00	$1,196.50	0.15%	$0.82
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

 3 | May 31, 2021

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.95%)
Communication Services (8.83%)
Communication Services
Select Sector SPDR Fund	234,484	$18,474,994
Consumer Discretionary (8.77%)
Consumer Discretionary Select
Sector SPDR Fund(a)	106,237	18,362,003
Consumer Staples (9.01%)
Consumer Staples Select
Sector SPDR Fund(a)	266,383	18,862,580
Energy (8.90%)
Energy Select Sector SPDR
Fund	357,004	18,639,179
Financials (9.38%)
Financial Select Sector SPDR
Fund	516,722	19,630,269
Healthcare (9.07%)
Health Care Select Sector SPDR
Fund	153,665	18,992,994
Industrials (9.21%)
Industrial Select Sector SPDR
Fund(a)	183,296	19,268,076
Materials (9.45%)
Materials Select Sector SPDR
Fund(a)	226,700	19,781,842
Real Estate (9.46%)
Real Estate Select Sector SPDR
Fund	457,616	19,796,468
Technology (9.02%)
Technology Select Sector SPDR
Fund	136,436	18,882,742
Utilities (8.85%)
Utilities Select Sector SPDR
Fund(a)	284,280	18,523,685
TOTAL EXCHANGE TRADED FUNDS
(Cost $138,320,718)		209,214,832

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.31%)
Money Market Fund (0.06%)
State Street Institutional
Treasury Plus Money
Market Fund
(Cost $122,430)	0.02%	122,430	$122,430
Investments Purchased with Collateral
from Securities Loaned (7.25%)
State Street Navigator
Securities Lending
Government Money
Market Portfolio, 0.01%
(Cost $15,178,072)		15,178,072	15,178,072
TOTAL SHORT TERM INVESTMENTS
(Cost $15,300,502)			15,300,502

TOTAL INVESTMENTS (107.26%)
(Cost $153,621,220)			$224,515,334
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.26%)			(15,201,423)
NET ASSETS - 100.00%			$209,313,911

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $22,132,400.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Financial Statements.

 4 | May 31, 2021

ALPS Equal Sector Weight ETF
Statement of Assets and Liabilities	May 31, 2021 (Unaudited)

ASSETS:
Investments, at value	$224,515,334
Dividends receivable	2,845
Total Assets	224,518,179

LIABILITIES:
Payable to adviser	26,196
Payable for collateral upon return of securities loaned	15,178,072
Total Liabilities	15,204,268
NET ASSETS	$209,313,911

NET ASSETS CONSIST OF:
Paid-in capital	$140,700,544
Total distributable earnings	68,613,367
NET ASSETS	$209,313,911

INVESTMENTS, AT COST	$153,621,220

PRICING OF SHARES
Net Assets	$209,313,911
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,100,000
Net Asset Value, offering and redemption price per share	$99.67

See Notes to Financial Statements.

 5 | May 31, 2021

ALPS Equal Sector Weight ETF
Statement of Operations	For the Six Months Ended May 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,922,939
Securities Lending Income	22,127
Total Investment Income	1,945,066

EXPENSES:
Investment adviser fees	338,726
Total Expenses before waiver/reimbursement	338,726
Less fee waiver/reimbursement by investment adviser	(201,405)
Net Expenses	137,321
NET INVESTMENT INCOME	1,807,745

REALIZED AND UNREALIZED GAIN:
Net realized loss on investments	(315,766)
Net change in unrealized appreciation/depreciation on investments	31,533,743
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	31,217,977
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,025,722

See Notes to Financial Statements.

 6 | May 31, 2021

ALPS Equal Sector Weight ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$1,807,745	$3,855,342
Net realized gain/(loss)	(315,766)	17,484,465
Net change in unrealized appreciation/depreciation	31,533,743	(6,901,203)
Net increase in net assets resulting from operations	33,025,722	14,438,604

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,797,922)	(3,851,925)
From tax return of capital	–	(17,569)
Total distributions	(1,797,922)	(3,869,494)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	18,185,297	36,501,060
Cost of shares redeemed	(4,239,950)	(51,336,731)
Net increase/(decrease) from capital share transactions	13,945,347	(14,835,671)
Net increase/(decrease) in net assets	45,173,147	(4,266,561)

NET ASSETS:
Beginning of period	164,140,764	168,407,325
End of period	$209,313,911	$164,140,764

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

Beginning shares	1,950,000	2,150,000
Shares sold	200,000	500,000
Shares redeemed	(50,000)	(700,000)
Shares outstanding, end of period	2,100,000	1,950,000

See Notes to Financial Statements.

 7 | May 31, 2021

ALPS Equal Sector Weight ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$84.17		$78.33	$70.34	$69.28	$59.74	$56.16
INCOME FROM OPERATIONS:
Net investment income(a)	0.90		1.91	1.53	1.50	1.37	1.66
Net realized and unrealized gain	15.52		5.84	8.03	1.02	10.03	3.11
Total from investment operations	16.42		7.75	9.56	2.52	11.40	4.77
DISTRIBUTIONS:
From net investment income	(0.92)		(1.90)	(1.57)	(1.46)	(1.86)	(1.19)
From tax return of capital	–		(0.01)	–	–	–	–
Total distributions	(0.92)		(1.91)	(1.57)	(1.46)	(1.86)	(1.19)
NET INCREASE IN NET ASSET VALUE	15.50		5.84	7.99	1.06	9.54	3.58
NET ASSET VALUE, END OF PERIOD	$99.67		$84.17	$78.33	$70.34	$69.28	$59.74
TOTAL RETURN(b)	19.65%		10.37%	13.86%	3.66%	19.46%	8.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$209,314		$164,141	$168,407	$154,742	$166,284	$140,391
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.15	%(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income excluding waiver/reimbursement to average net assets	1.75	%(c)	2.31%	1.89%	1.92%	1.92%	2.71%
Ratio of net investment income including waiver/reimbursement to average net assets	1.97	%(c)	2.53%	2.11%	2.14%	2.14%	2.93%
Portfolio turnover rate(d)	5%		11%	4%	14%	5%	13%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

 8 | May 31, 2021

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

1.	ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2021, the Trust consists of seventeen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Equal Sector Weight Index (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A.	Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

 9 | May 31, 2021

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

B.	Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of inputs used to value the Fund’s investments as of May 31, 2021:

ALPS Equal Sector Weight ETF

	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Unadjusted Prices	Observable Inputs	Unobservable Inputs	Total
Exchange Traded Funds*	$209,214,832	$–	$–	$209,214,832
Short Term Investments	15,300,502	–	–	15,300,502
Total	$224,515,334	$–	$–	$224,515,334

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2021.

C.	Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D.	Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

 10 | May 31, 2021

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

The tax character of the distributions paid during the fiscal year ended November 30, 2020 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2020
ALPS Equal Sector Weight ETF	$3,851,925	$–	$17,569

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2020, the following amounts are available as carry forwards to the next tax year:

E.	Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2021.

Fund	Short-Term	Long-Term
ALPS Equal Sector Weight ETF	$226,451	$1,646,157

As of May 31, 2021, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Equal Sector Weight ETF
Gross appreciation (excess of value over tax cost)	$72,661,803
Gross depreciation (excess of tax cost over value)	(1,863,318)
Net unrealized appreciation (depreciation)	$70,798,485
Cost of investments for income tax purposes	$153,716,849

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2021.

F.	Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G.	Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

 11 | May 31, 2021

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2021:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Equal Sector Weight ETF	$22,132,400	$15,178,072	$7,500,326	$22,678,398

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2021:

ALPS Equal Sector Weight ETF Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$15,178,072	$–	$–	$–	$15,178,072
Total Borrowings					15,178,072
Gross amount of recognized liabilities for securities lending (collateral received)					$15,178,072

3.	INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive 0.19% of its annual unitary fee payable by the Fund until at least March 31, 2022. The waiver may only be terminated by the Fund's Board of Trustees prior to such date.

ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. Such reimbursement is generally expected to equal 0.03% annually.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

 12 | May 31, 2021

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee receives (1) a quarterly retainer of $10,000, (2) a per meeting fee of $5,000, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2021 the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$8,618,865	$8,661,681

For the year ended May 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$18,185,662	$4,239,946

For the six months ended May 31, 2021, the ALPS Equal Sector Weight ETF had in-kind net realized gain of $1,608,733.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5.	CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6.	MARKET DISRUPTIONS RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Fund’s securities or other assets. Such impacts may adversely affect the performance of the Fund.

 13 | May 31, 2021

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2021 (Unaudited)

7.	SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

 14 | May 31, 2021

ALPS Equal Sector Weight ETF
Additional Information	May 31, 2021 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The ALPS Equal Sector Weight ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2020:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Equal Sector Weight ETF	73.77%	73.60%

In early 2021, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2020 via Form 1099. The Fund will notify shareholders in early 2022 of amounts paid to them by the Fund, if any, during the calendar year 2021.

LICENSING AGREEMENT

ICE Data Indices, LLC (the “Index Provider”) is not affiliated with the ALPS Equal Sector Weight ETF (the “Fund”) or ALPS Advisors, Inc. (the “Adviser”). The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with the Index Provider and the Adviser. The Adviser pays a licensing fee to the Index Provider out of the management fee.

The only relationship that the Index Provider has with the Fund, the Adviser or Distributor of the Fund in connection with the Fund is that the Index Provider has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. The Index Provider has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the net asset value of the Fund. The Index Provider has no obligation or liability in connection with the administration or trading of the Fund.

NYSE® Equal Sector Weight Index is a service mark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and has been licensed for use by the Adviser in connection with the Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representations or warranties regarding the Adviser or the Fund or the ability of the NYSE® Equal Sector Weight Index to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE® EQUAL SECTOR WEIGHT INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

 15 | May 31, 2021

ALPS Equal Sector Weight ETF
Liquidity Risk Management Program	May 31, 2021 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 8, 2021, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

 16 | May 31, 2021

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2021

ALPS Clean Energy ETF (NYSE ARCA: ACES)

ALPS Disruptive Technologies ETF (NYSE ARCA: DTEC)

ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview
ALPS Clean Energy ETF	1
ALPS Disruptive Technologies ETF	4
ALPS Medical Breakthroughs ETF	7
Disclosure of Fund Expenses	10
Financial Statements
Schedule of Investments
ALPS Clean Energy ETF	11
ALPS Disruptive Technologies ETF	13
ALPS Medical Breakthroughs ETF	15
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets
ALPS Clean Energy ETF	19
ALPS Disruptive Technologies ETF	20
ALPS Medical Breakthroughs ETF	21
Financial Highlights	22
Notes to Financial Statements	25
Additional Information	33
Liquidity Risk Management Program	37

alpsfunds.com

ALPS Clean Energy ETF
Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

The ALPS Clean Energy ETF (the “Fund” or “ACES”) seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the CIBC Atlas Clean Energy Total Return Index (ticker symbol NACEX) (the “Underlying Index”). The Underlying Index utilizes a rules-based methodology developed by CIBC National Trust Company, which is designed to provide exposure to a diverse set of U.S. and Canadian companies involved in the clean energy sector including renewables and clean technology.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index utilizes a rules-based methodology developed by CIBC National Trust Company (the “Index Provider”), which is designed to provide exposure to a diverse set of U.S. and Canadian companies involved in the clean energy sector including renewables and clean technology. The clean energy sector is comprised of companies that provide the products and services that enable the evolution of a more sustainable energy sector. Clean energy business segments include, but are not limited to, the following activities: (i) renewable energy sources, including solar power, wind power, hydroelectricity, geothermal energy, biomass, biofuels, and tidal/wave energy, (ii) clean technologies, including electric vehicles, energy storage, lithium, fuel cell, smart grid, and energy efficiency technologies and (iii) other emerging clean energy activities and technologies. The Underlying Index is compiled by the Index Provider and may be comprised of U.S. or Canadian companies. In order to be eligible for inclusion in the Underlying Index, a company’s stock must be traded on one or more major U.S. or Canadian securities exchanges, be based in the U.S. or in Canada, have a minimum float-adjusted market capitalization and minimum average daily trading value thresholds established by the index rulebook of at least $100 million, and have a minimum median average daily trading liquidity of greater than $1 million over the last 60 trading days prior to the selection date, and the company must derive a majority of its value from clean energy business segments (as defined above). Such eligible companies shall be defined as the “Index Universe.” All equity securities meeting the above criteria are selected for inclusion in the Index Universe. The Underlying Index is reconstituted and rebalanced quarterly on the third Friday in March, June, September and December.

Fund Performance (as of May 31, 2021)

	6 Months	1 Year	Since Inception^
ALPS Clean Energy ETF - NAV	-1.11%	92.75%	43.45%
ALPS Clean Energy ETF - Market Price*	-1.20%	92.70%	43.44%
S&P 1000® Total Return Index	28.56%	61.39%	13.45%
CIBC Atlas Clean Energy Total Return Index	-0.85%	93.88%	44.40%

Total Expense Ratio (per the current prospectus) is 0.55%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 28, 2018, with the first day of trading on the exchange of June 29, 2018.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

CIBC Atlas Clean Energy Total Return Index is an adjusted market cap weighted index designed to provide exposure to a diverse set of U.S. or Canadian based companies involved in the clean energy sector including renewables and clean technology. The clean energy sector is comprised of companies that provide the products and services which enable the evolution of a more sustainable energy sector. Clean energy business segments include but are not limited to: solar, wind, hydro, geothermal, electric vehicles, LED, biomass, smart grid, energy efficiency and storage. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 1000® Total Return Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

 1 | May 31, 2021

ALPS Clean Energy ETF
Performance Overview	May 31, 2021 (Unaudited)

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Clean Energy ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Clean Energy ETF.

Top Ten Holdings* (as of May 31, 2021)

Acuity Brands, Inc.	7.01%
Universal Display Corp.	6.00%
Tesla, Inc.	5.50%
First Solar, Inc.	5.43%
Brookfield Renewable Partners LP	5.38%
Northland Power, Inc.	5.31%
Enphase Energy, Inc.	5.24%
NextEra Energy Partners LP	5.19%
Sunrun, Inc.	4.48%
Plug Power, Inc.	4.10%
Total% of Top 10 Holdings	53.64%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Clean Energy Segment Allocation* (as of May 31, 2021)

 2 | May 31, 2021

ALPS Clean Energy ETF
Performance Overview	May 31, 2021 (Unaudited)

Growth of $10,000 (as of May 31, 2021)
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3 | May 31, 2021

ALPS Disruptive Technologies ETF
Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

ALPS Disruptive Technologies ETF (the “Fund” or “DTEC”) seeks investment results that correspond (before fees and expenses) generally to the performance of the Indxx Disruptive Technologies Net Total Return Index (ticker symbol IDTEC) (the “Underlying Index”). The Fund will invest at least 80% of its net assets in securities that comprise the Underlying Index.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index utilizes a rules-based methodology developed by Indxx, LLC (the “Index Provider”), which is designed to identify the companies using disruptive technologies in each of ten thematic areas: Healthcare Innovation, Internet of Things, Clean Energy and Smart Grid, Cloud Computing, Data and Analytics, FinTech, Robotics and Artificial Intelligence, Cybersecurity, 3D Printing, and Mobile Payments (each a “Theme” and together, the “Themes”). Companies using disruptive technologies are those that are entering traditional markets with new digital forms of production and distribution, seek to disrupt an existing market and value network, displace established market-leading firms, products and alliances and increasingly gain market share. The Underlying Index is compiled by the Index Provider and may be comprised of U.S. and non-U.S. companies, including foreign and emerging markets companies. In order to be eligible for inclusion in the Underlying Index’s Index Universe, a company’s stock must be traded on one or more major global securities exchanges, have a minimum market capitalization of at least $500 million, and have a six month minimum average daily trading volume of $2 million, and the company must derive a minimum of 50% of its revenue from a single Theme. All equity securities meeting the above criteria are selected for inclusion in the Index Universe. From the Index Universe, the Underlying Index methodology selects ten stocks in each Theme according to proprietary quantitative and qualitative factors. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is reconstituted annually on the third Friday of September and rebalanced quarterly.

Fund Performance (as of May 31, 2021)

	6 Months	1 Year	Since Inception^
ALPS Disruptive Technologies ETF - NAV	7.86%	37.80%	19.94%
ALPS Disruptive Technologies ETF - Market Price*	7.78%	37.92%	19.94%
Indxx Disruptive Technologies Net Total Return Index	7.92%	38.27%	20.24%
Morningstar® Global Markets Net Return Index	16.42%	42.76%	11.83%

Total Expense Ratio (per the current prospectus) is 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www. alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on December 28, 2017, with the first day of trading on the exchange of December 29, 2017.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

Indxx Disruptive Technologies Net Total Return Index (Ticker: IDTEC) is based around companies that enter traditional markets with new digital forms of production and distribution, are likely to disrupt an existing market and value network, displace established market leading firms, products and alliances and increasingly gain market share. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The Morningstar® Global Markets Net Return Index, measures the performance of the stocks located in the developed and emerging countries across the world. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

4 | May 31, 2021

ALPS Disruptive Technologies ETF
Performance Overview	May 31, 2021 (Unaudited)

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Disruptive Technologies ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Disruptive Technologies ETF.

Top Ten Holdings* (as of May 31, 2021)

Proofpoint, Inc.	1.37%
NortonLifeLock, Inc.	1.29%
ADT, Inc.	1.20%
Nuance Communications, Inc.	1.19%
Brooks Automation, Inc.	1.19%
Nemetschek SE	1.18%
Xero, Ltd.	1.18%
Wolters Kluwer NV	1.17%
Fortinet, Inc.	1.17%
China Longyuan Power Group Corp., Ltd.	1.16%
Total% of Top 10 Holdings	12.10%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Thematic Allocation* (as of May 31, 2021)

5 | May 31, 2021

ALPS Disruptive Technologies ETF
Performance Overview	May 31, 2021 (Unaudited)

Growth of $10,000 (as of May 31, 2021)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2021

ALPS Medical Breakthroughs ETF
Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

ALPS Medical Breakthroughs ETF (the “Fund” or “SBIO”) seeks investment results that correspond (before fees and expenses) generally to the performance of the S-Network® Medical Breakthroughs Total Return Index (the “Underlying Index”). The Fund will normally invest at least 80% of its net assets in securities that comprise the Underlying Index (or depository receipts based on such securities).

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index is comprised of small- and mid-cap stocks of biotechnology companies that have one or more drugs in either Phase II or Phase III of the U.S. Food and Drug Administration ("FDA") clinical trials. In a Phase II trial, the drug is administered to a group of 100-300 people to see if it is effective and to evaluate its safety. In a Phase III trial, the drug is given to a larger group, between 500-3,000 people, to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely. Stocks selected for inclusion in the Underlying Index must be listed on a U.S. stock exchange. Underlying Index constituents must have a market capitalization of no less than $200 million and no more than $5 billion. Stocks included in the Underlying Index must also sustain an average daily trading volume in excess of $1 million for the 90-day period preceding an Underlying Index reconstitution. Constituents must be able to sustain the monthly rates at which they use shareholder capital ("cash burn rates") for at least 24 months. The Underlying Index is reconstituted semi-annually on the third Fridays of June and December.

Fund Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	Since Inception^
ALPS Medical Breakthroughs ETF - NAV	-4.78%	12.52%	14.00%	11.26%
ALPS Medical Breakthroughs ETF - Market Price*	-4.89%	12.36%	13.97%	11.25%
S-Network Medical Breakthroughs Total Return Index	-4.60%	12.92%	14.30%	11.61%
NASDAQ Biotechnology Total Return Index	5.03%	13.38%	10.86%	7.01%

Total Expense Ratio (per the current prospectus) is 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.844.234.5852.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced investment operations on December 31, 2014.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

NASDAQ Biotechnology Total Return Index (Ticker: NBI) is a modified market capitalization-weighted index designed to measure the performance of all the NASDAQ stocks in the biotechnology sector. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

S-Network Medical Breakthroughs Total Return Index (Ticker: PMBI) is designed to capture research and development opportunities in the biotechnology industry. PMBI consists of small-cap and mid-cap biotechnology stocks listed on U.S. stock exchanges that have one or more drugs in either Phase II or Phase III U.S. FDA clinical trials. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Companies in the pharmaceuticals and biotechnology industry may be subject to extensive litigation based on product liability and similar claims. Legislation introduced or considered by certain governments on such industries or on the healthcare sector cannot be predicted.

Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

7 | May 31, 2021

ALPS Medical Breakthroughs ETF
Performance Overview	May 31, 2021 (Unaudited)

The development of new drugs generally has a high failure rate, and such failures may negatively impact the stock price of the company developing the failed drug. Biotechnology companies may have persistent losses during a new product’s transition from development to production. In order to fund operations, biotechnology companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Medical Breakthroughs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Medical Breakthroughs ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with S-Network Global Indexes, Inc.

Top Ten Holdings* (as of May 31, 2021)

Fate Therapeutics, Inc.	4.24%
Legend Biotech Corp.	3.98%
Vir Biotechnology, Inc.	3.66%
Apellis Pharmaceuticals, Inc.	3.26%
SpringWorks Therapeutics, Inc.	3.05%
Agios Pharmaceuticals, Inc.	2.96%
Alkermes PLC	2.76%
Arena Pharmaceuticals, Inc.	2.72%
Karuna Therapeutics, Inc.	2.49%
Emergent BioSolutions, Inc.	2.47%
Total% of Top 10 Holdings	31.59%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2021)

8 | May 31, 2021

ALPS Medical Breakthroughs ETF
Performance Overview	May 31, 2021 (Unaudited)

Growth of $10,000 (as of May 31, 2021)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9 | May 31, 2021

ALPS ETF Trust
Disclosure of Fund Expenses	May 31, 2021 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2021.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expense Ratio(a)	Expenses Paid During Period 12/1/20 - 5/31/21(b)
ALPS Clean Energy ETF
Actual	$1,000.00	$988.90	0.56%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.56%	$2.82
ALPS Disruptive Technologies ETF
Actual	$1,000.00	$1,078.60	0.50%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
ALPS Medical Breakthroughs ETF
Actual	$1,000.00	$952.20	0.50%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

10 | May 31, 2021

ALPS Clean Energy ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (87.95%)
Consumer Discretionary (8.24%)
Arcimoto, Inc.(a)(b)	234,287	$2,284,298
AYRO, Inc.(a)(b)	306,403	1,498,311
Blink Charging Co.(a)(b)	327,074	11,120,516
Tesla, Inc.(a)	78,686	49,196,061
Workhorse Group, Inc.(a)(b)	1,037,708	9,723,324
Total Consumer Discretionary		73,822,510

Energy (2.87%)
Aemetis, Inc.(a)	159,966	2,170,739
Greenlane Renewables, Inc.(a)	1,074,166	1,378,219
Renewable Energy Group, Inc.(a)	361,656	22,086,331
Total Energy		25,635,289

Financials (3.96%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	720,463	35,453,984

Industrials (29.50%)
Acuity Brands, Inc.	337,890	62,763,069
Ameresco, Inc., Class A(a)	267,700	14,391,552
American Superconductor Corp.(a)	234,680	3,513,160
Array Technologies, Inc.(a)	792,694	12,920,912
Ballard Power Systems, Inc.(a)	2,100,814	36,386,098
Beam Global(a)	67,318	1,965,012
Covanta Holding Corp.	1,108,926	16,423,194
Eos Energy Enterprises, Inc.(a)(b)	321,867	6,527,463
GreenPower Motor Co., Inc.(a)(b)	133,842	2,204,378
Infrastructure and Energy Alternatives, Inc.(a)(b)	156,028	1,806,804
Orion Energy Systems, Inc.(a)	243,337	1,559,790
Plug Power, Inc.(a)	1,196,246	36,724,753
Sunrun, Inc.(a)	895,964	40,067,510
Sunworks, Inc.(a)(b)	223,881	1,938,809
TPI Composites, Inc.(a)	333,235	16,095,251
Willdan Group, Inc.(a)	106,820	3,883,975
Xebec Adsorption, Inc.(a)(b)	1,250,767	5,197,509
Total Industrials		264,369,239

Information Technology (22.71%)
Enphase Energy, Inc.(a)	327,464	46,843,726
First Solar, Inc.(a)	638,478	48,594,560
Itron, Inc.(a)	379,229	36,159,485
SunPower Corp.(a)(b)	768,607	17,977,718

Security Description	Shares	Value
Information Technology (continued)
Universal Display Corp.	248,840	$53,714,602
Total Information Technology		203,290,091

Utilities (20.67%)
Boralex, Inc., Class A(b)	963,390	29,371,014
Clearway Energy, Inc., Class C	768,135	20,609,062
Innergex Renewable Energy, Inc.(b)	1,229,619	20,611,551
Northland Power, Inc.(b)	1,419,161	47,483,538
Ormat Technologies, Inc.	426,389	29,442,160
Sunnova Energy International, Inc.(a)	737,439	21,533,219
TransAlta Renewables, Inc.(b)	1,008,667	16,114,625
Total Utilities		185,165,169

TOTAL COMMON STOCKS
(Cost $719,942,180)		787,736,282

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (11.89%)
Energy (1.33%)
Enviva Partners LP	242,882	11,876,930

Utilities (10.56%)
Brookfield Renewable Partners LP	1,212,143	48,162,629
NextEra Energy Partners LP	679,409	46,451,193
Total Utilities		94,613,822

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $96,272,035)		106,490,752

11 | May 31, 2021

ALPS Clean Energy ETF

Schedule of Investments	May 31, 2021 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.88%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $535,267)	0.02%	535,267	$535,267

Investments Purchased with Collateral from Securities Loaned (2.83%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%
(Cost $25,324,486)		25,324,486	25,324,486
TOTAL SHORT TERM INVESTMENTS
(Cost $25,859,753)			25,859,753

TOTAL INVESTMENTS (102.73%)
(Cost $842,073,968)			$920,086,787
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.73%)			(24,467,930)
NET ASSETS - 100.00%			$895,618,857

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $81,396,927.

See Notes to Financial Statements.

12 | May 31, 2021

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.85%)
Communication Services (1.79%)
Netflix, Inc.(a)	4,159	$2,091,187
Spotify Technology SA(a)	7,640	1,845,595
Total Communication Services		3,936,782

Consumer Discretionary (2.78%)
Garmin, Ltd.	17,162	2,441,122
iRobot Corp.(a)	17,973	1,755,962
Vivint Smart Home, Inc.(a)	135,613	1,886,377
Total Consumer Discretionary		6,083,461

Financials (3.32%)
American Express Co.	14,797	2,369,444
Moody's Corp.	7,522	2,522,503
S&P Global, Inc.	6,319	2,397,871
Total Financials		7,289,818

Health Care (9.53%)
ABIOMED, Inc.(a)	7,209	2,051,537
Align Technology, Inc.(a)	4,039	2,383,616
Boston Scientific Corp.(a)	56,441	2,401,565
Dexcom, Inc.(a)	5,972	2,205,997
DiaSorin SpA	12,684	2,231,192
Insulet Corp.(a)	8,459	2,281,139
Intuitive Surgical, Inc.(a)	2,975	2,505,485
ResMed, Inc.	11,756	2,419,972
Smith & Nephew PLC, Sponsored ADR	55,687	2,423,498
Total Health Care		20,904,001

Industrials (16.93%)
ABB, Ltd., Sponsored ADR(b)	70,611	2,410,660
ADT, Inc.(b)	254,466	2,631,178
AeroVironment, Inc.(a)	17,909	1,963,364
Experian PLC	63,818	2,448,025
FANUC Corp.	9,015	2,175,879
IHS Markit, Ltd.	23,193	2,442,455
Proto Labs, Inc.(a)	16,167	1,445,168
RELX PLC, Sponsored ADR(b)	89,968	2,350,864
Schneider Electric SE	14,244	2,268,854
Sensata Technologies Holding PLC(a)	35,395	2,103,525
Siemens Gamesa Renewable Energy SA(a)	60,592	2,003,133
Sunrun, Inc.(a)	34,517	1,543,600
Thomson Reuters Corp.	25,188	2,466,987
Verisk Analytics, Inc.	12,628	2,182,497
Vestas Wind Systems A/S	57,218	2,240,605
Wolters Kluwer NV	26,678	2,561,614

Security Description	Shares	Value
Industrials (continued)
Xinjiang Goldwind Science & Technology Co., Ltd., Class H(b)	1,164,600	$1,944,777
Total Industrials		37,183,185

Information Technology (62.22%)
Adobe, Inc.(a)	4,846	2,445,195
Adyen NV(a)(c)(d)	933	2,164,227
Afterpay, Ltd.(a)	25,378	1,837,630
Alarm.com Holdings, Inc.(a)	23,759	1,945,387
ams AG(a)	105,384	2,076,047
ANSYS, Inc.(a)	6,776	2,289,881
Autodesk, Inc.(a)	7,927	2,266,012
Avast PLC(c)(d)	345,327	2,308,224
Black Knight, Inc.(a)	28,173	2,067,616
Brooks Automation, Inc.	25,502	2,603,499
Check Point Software Technologies, Ltd.(a)	19,030	2,226,129
Cognex Corp.	27,306	2,167,823
Crowdstrike Holdings, Inc., Class A(a)	10,632	2,361,899
Dassault Systemes SE	10,256	2,360,641
Datadog, Inc., Class A(a)	25,378	2,310,667
Dynatrace, Inc.(a)	40,496	2,095,263
FARO Technologies, Inc.(a)	23,330	1,764,915
Fidelity National Information Services, Inc.	15,110	2,251,088
First Solar, Inc.(a)	27,053	2,059,004
Fiserv, Inc.(a)	17,660	2,034,432
FleetCor Technologies, Inc.(a)	7,709	2,115,658
Fortinet, Inc.(a)	11,693	2,555,388
Global Payments, Inc.	10,443	2,022,914
GMO Payment Gateway, Inc.	17,900	2,151,227
Guidewire Software, Inc.(a)	20,649	2,018,233
Intuit, Inc.	5,469	2,401,383
Itron, Inc.(a)	23,135	2,205,922
Keyence Corp.	4,985	2,477,182
Mastercard, Inc., Class A	5,716	2,061,075
Materialise NV, ADR(a)(b)	51,449	1,388,609
Nemetschek SE	34,834	2,597,980
NortonLifeLock, Inc.	102,333	2,830,531
Nuance Communications, Inc.(a)	49,324	2,609,240
Okta, Inc.(a)	9,142	2,033,546
Omron Corp.	27,700	2,204,197
Pagseguro Digital, Ltd., Class A(a)(b)	41,926	2,058,986
Palo Alto Networks, Inc.(a)	6,342	2,303,732
PayPal Holdings, Inc.(a)	8,645	2,247,874

13 | May 31, 2021

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
Proofpoint, Inc.(a)	17,342	$2,996,870
PTC, Inc.(a)	16,101	2,159,788
Qorvo, Inc.(a)	12,504	2,284,731
Renishaw PLC	26,617	2,090,756
salesforce.com, Inc.(a)	10,140	2,414,334
SAP SE, Sponsored ADR	17,288	2,419,110
ServiceNow, Inc.(a)	4,353	2,062,800
Silicon Laboratories, Inc.(a)	14,736	2,012,348
Skyworks Solutions, Inc.	12,626	2,146,420
SolarEdge Technologies, Inc.(a)	7,403	1,910,048
Splunk, Inc.(a)	15,862	1,922,474
Square, Inc., Class A(a)(b)	9,074	2,019,146
SS&C Technologies Holdings, Inc.	31,971	2,361,698
StoneCo, Ltd., Class A(a)	28,672	1,891,492
Stratasys, Ltd.(a)	77,817	1,796,795
Temenos AG	15,363	2,380,881
Trend Micro, Inc.	44,603	2,274,109
Visa, Inc., Class A	9,697	2,204,128
VMware, Inc., Class A(a)	14,862	2,346,561
Workday, Inc., Class A(a)	8,515	1,947,551
Xero, Ltd.(a)	25,692	2,583,480
Xinyi Solar Holdings, Ltd.	1,170,000	2,077,414
Zoom Video Communications, Inc., Class A(a)	6,156	2,040,899
Zscaler, Inc.(a)	11,571	2,247,088
Total Information Technology		136,510,177

Real Estate (1.13%)
Equinix, Inc.	3,351	2,468,749

Utilities (1.15%)

China Longyuan Power Group Corp., Ltd., Class H	1,766,000	2,539,468

TOTAL COMMON STOCKS
(Cost $172,350,123)		216,915,641

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.97%)
Utilities (0.97%)
Brookfield Renewable Partners LP	53,431	2,122,998

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,439,026)		2,122,998

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.48%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $274,102)	0.02%	274,102	$274,102

Investments Purchased with Collateral from Securities Loaned (0.35%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%
(Cost $776,850)		776,850	776,850
TOTAL SHORT TERM INVESTMENTS
(Cost $1,050,952)			1,050,952

TOTAL INVESTMENTS (100.30%)
(Cost $174,840,101)			$220,089,591
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.30%)			(653,310)
NET ASSETS - 100.00%			$219,436,281

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $5,979,659.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,472,451, representing 2.04% of net assets.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2021, the market value of those securities was $4,472,451 representing 2.04% of net assets.

See Notes to Financial Statements.

14 | May 31, 2021

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.00%)
Biotechnology (100.00%)
89bio, Inc.(a)(b)	34,535	$652,712
AC Immune SA(a)(b)	124,858	760,385
Adaptimmune Therapeutics PLC, ADR(a)	268,739	1,351,757
Affimed NV(a)	132,487	1,175,160
Agios Pharmaceuticals, Inc.(a)(b)	120,152	6,702,078
Akero Therapeutics, Inc.(a)(b)	60,326	1,579,335
Albireo Pharma, Inc.(a)(b)	33,213	1,110,975
Aldeyra Therapeutics, Inc.(a)(b)	67,447	844,436
Alector, Inc.(a)(b)	137,693	2,450,935
Alkermes PLC(a)	275,870	6,253,972
Allovir, Inc.(a)(b)	112,623	2,639,883
Altimmune, Inc.(a)	64,540	816,431
AnaptysBio, Inc.(a)	47,514	1,134,159
Apellis Pharmaceuticals, Inc.(a)	131,295	7,389,282
Aprea Therapeutics, Inc.(a)(b)	36,813	155,351
Aptinyx, Inc.(a)(b)	109,913	279,179
Arcus Biosciences, Inc.(a)	112,802	2,799,746
Arcutis Biotherapeutics, Inc.(a)	87,026	2,293,135
Arena Pharmaceuticals, Inc.(a)	100,834	6,161,965
Assembly Biosciences, Inc.(a)(b)	57,379	227,795
Aurinia Pharmaceuticals, Inc.(a)(b)	219,721	3,190,349
Avrobio, Inc.(a)(b)	72,026	647,514
Bioxcel Therapeutics, Inc.(a)(b)	42,336	1,398,358
Bluebird Bio, Inc.(a)	114,931	3,576,653
Catalyst Pharmaceuticals, Inc.(a)	180,103	995,970
Celldex Therapeutics, Inc.(a)	68,748	1,921,507
CEL-SCI Corp.(a)(b)	67,112	1,443,579
ChemoCentryx, Inc.(a)	120,957	1,227,714
Chimerix, Inc.(a)	108,835	851,090
Chinook Therapeutics, Inc.(a)	73,244	1,208,526
Coherus Biosciences, Inc.(a)	126,483	1,664,516
Concert Pharmaceuticals, Inc.(a)	53,253	214,077
Constellation Pharmaceuticals, Inc.(a)(b)	83,149	1,647,182
Cortexyme, Inc.(a)(b)	51,349	2,124,308
Crinetics Pharmaceuticals, Inc.(a)(b)	57,206	1,003,965
Cytokinetics, Inc.(a)	123,560	2,697,315
CytomX Therapeutics, Inc.(a)	80,317	575,070
Dicerna Pharmaceuticals, Inc.(a)	132,608	4,323,021
Eagle Pharmaceuticals, Inc.(a)	22,638	896,918
Emergent BioSolutions, Inc.(a)	92,084	5,584,895
Enanta Pharmaceuticals, Inc.(a)	34,886	1,697,553
Esperion Therapeutics, Inc.(a)	48,433	964,301

Security Description	Shares	Value
Biotechnology (continued)
Fate Therapeutics, Inc.(a)	125,326	$9,599,971
FibroGen, Inc.(a)(b)	158,698	3,372,333
Forma Therapeutics Holdings, Inc.(a)(b)	76,380	2,143,987
Fortress Biotech, Inc.(a)(b)	162,814	656,140
Frequency Therapeutics, Inc.(a)	58,617	518,760
Gamida Cell, Ltd.(a)(b)	102,867	667,607
Geron Corp.(a)(b)	539,483	744,487
Global Blood Therapeutics, Inc.(a)	107,370	4,126,229
Gossamer Bio, Inc.(a)(b)	131,933	1,117,473
Immunic, Inc.(a)	36,782	496,925
Immunovant, Inc.(a)	169,430	2,568,559
Inovio Pharmaceuticals, Inc.(a)(b)	360,785	2,723,927
Insmed, Inc.(a)	179,048	4,404,581
Intercept Pharmaceuticals, Inc.(a)	56,871	945,765
Ironwood Pharmaceuticals, Inc.(a)	279,685	3,235,955
IVERIC bio, Inc.(a)	156,633	1,107,395
Kamada, Ltd.(a)(b)	77,739	456,328
Karuna Therapeutics, Inc.(a)(b)	50,506	5,647,581
Kezar Life Sciences, Inc.(a)(b)	80,395	459,859
Kiniksa Pharmaceuticals, Ltd., Class A(a)	54,965	749,173
Krystal Biotech, Inc.(a)(b)	34,242	2,233,948
Legend Biotech Corp., ADR(a)(b)	228,876	9,010,847
Ligand Pharmaceuticals, Inc.(a)	27,933	3,287,714
Madrigal Pharmaceuticals, Inc.(a)	26,871	3,017,613
Magenta Therapeutics, Inc.(a)(b)	84,370	1,041,970
MEI Pharma, Inc.(a)	195,518	563,092
Mirum Pharmaceuticals, Inc.(a)(b)	52,851	874,156
Molecular Templates, Inc.(a)(b)	86,814	776,117
MorphoSys AG, ADR(a)	228,595	5,047,378
NuCana PLC, ADR(a)	88,913	272,074
ProQR Therapeutics NV(a)(b)	87,122	543,641
Protara Therapeutics, Inc.(a)(b)	19,475	184,623
Prothena Corp. PLC(a)	69,357	2,023,144
PTC Therapeutics, Inc.(a)	122,192	4,798,480
Puma Biotechnology, Inc.(a)(b)	69,946	737,930
Radius Health, Inc.(a)	81,478	1,571,711
REGENXBIO, Inc.(a)	73,844	2,604,478
Replimune Group, Inc.(a)	79,856	3,111,988
Rocket Pharmaceuticals, Inc.(a)(b)	107,348	4,562,290
Sangamo Therapeutics, Inc.(a)	245,764	2,649,336
Scholar Rock Holding Corp.(a)	59,533	1,599,652

15 | May 31, 2021

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
Biotechnology (continued)
Selecta Biosciences, Inc.(a)	187,713	$814,674
Seres Therapeutics, Inc.(a)	159,070	3,357,968
SpringWorks Therapeutics, Inc.(a)	84,739	6,909,617
Syros Pharmaceuticals, Inc.(a)	107,095	690,763
Travere Therapeutics, Inc.(a)	104,661	1,587,707
uniQure NV(a)(b)	78,177	2,715,087
Vanda Pharmaceuticals, Inc.(a)	95,358	1,686,883
Vaxart, Inc.(a)(b)	190,213	1,259,210
Verastem, Inc.(a)	295,003	1,141,662
Vericel Corp.(a)(b)	79,851	4,511,582
Viking Therapeutics, Inc.(a)(b)	126,754	664,191
Vir Biotechnology, Inc.(a)(b)	197,904	8,294,156
Voyager Therapeutics, Inc.(a)(b)	65,098	277,317
XBiotech, Inc.(a)	50,836	876,921
Xencor, Inc.(a)	100,678	3,872,076
Xenon Pharmaceuticals, Inc.(a)	60,823	1,123,401
ZIOPHARM Oncology, Inc.(a)	373,005	1,133,935
Zymeworks, Inc.(a)	79,535	2,481,492
Total Biotechnology		226,286,911

TOTAL COMMON STOCKS
(Cost $242,191,209)		226,286,911

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.94%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $78,511)	0.02%	78,511	78,511

Investments Purchased with Collateral from Securities Loaned (7.91%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%
(Cost $17,890,735)		17,890,735	17,890,735
TOTAL SHORT TERM INVESTMENTS
(Cost $17,969,246)			17,969,246

TOTAL INVESTMENTS (107.94%)
(Cost $260,160,455)			$244,256,157
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.94%)			(17,969,092)
NET ASSETS - 100.00%			$226,287,065

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $38,028,861.

See Notes to Financial Statements.

16 | May 31, 2021

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2021 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Medical Breakthroughs ETF
ASSETS:
Investments, at value	$920,086,787	$220,089,591	$244,256,157
Foreign Currency, at value (Cost $56,452, $1,434 and $–)	56,452	1,434	–
Dividends receivable	1,221,606	212,195	18,229
Receivable for investments sold	13,826,211	–	–
Total Assets	935,191,056	220,303,220	244,274,386

LIABILITIES:
Payable to adviser	415,764	90,089	96,586
Payable for investments purchased	13,831,949	–	–
Payable for collateral upon return of securities loaned	25,324,486	776,850	17,890,735
Total Liabilities	39,572,199	866,939	17,987,321
NET ASSETS	$895,618,857	$219,436,281	$226,287,065

NET ASSETS CONSIST OF:
Paid-in capital	$747,528,818	$172,664,235	$268,110,872
Total distributable earnings	148,090,039	46,772,046	(41,823,807)
NET ASSETS	$895,618,857	$219,436,281	$226,287,065

INVESTMENTS, AT COST	$842,073,968	$174,840,101	$260,160,455

PRICING OF SHARES
Net Assets	$895,618,857	$219,436,281	$226,287,065
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	12,950,002	4,750,002	4,850,000
Net Asset Value, offering and redemption price per share	$69.16	$46.20	$46.66

See Notes to Financial Statements.

17 | May 31, 2021

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2021 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Medical Breakthroughs ETF
INVESTMENT INCOME:
Dividends*	$4,585,012	$649,730	$71
Securities Lending Income	1,303,565	76,990	188,056
Total Investment Income	5,888,577	726,720	188,127

EXPENSES:
Investment adviser fees	2,647,590	492,250	655,132
Total Expenses	2,647,590	492,250	655,132
NET INVESTMENT INCOME/(LOSS)	3,240,987	234,470	(467,005)

REALIZED AND UNREALIZED GAIN/LOSS
Net realized gain on investments	73,719,945	5,697,254	51,718,897
Net realized gain/(loss) on foreign currency transactions	20,064	(6,025)	–
Total net realized gain	73,740,009	5,691,229	51,718,897
Net change in unrealized appreciation/(depreciation) on investments	(157,628,733)	5,555,099	(66,285,536)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	99	311	–
Total net change in unrealized appreciation/(depreciation)	(157,628,634)	5,555,410	(66,285,536)
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	(83,888,625)	11,246,639	(14,566,639)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(80,647,638)	$11,481,109	$(15,033,644)
*Net of foreign tax withholding.	$232,023	$45,439	$–

See Notes to Financial Statements.

18 | May 31, 2021

ALPS Clean Energy ETF

Statement of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$3,240,987	$1,394,194
Net realized gain	73,740,009	25,462,409
Net change in unrealized appreciation/(depreciation)	(157,628,634)	221,185,662
Net increase/(decrease) in net assets resulting from operations	(80,647,638)	248,042,265

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,371,576)	(671,822)
From tax return of capital	–	(1,796,052)
Total distributions	(1,371,576)	(2,467,874)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	522,653,208	307,508,147
Cost of shares redeemed	(154,472,239)	(49,984,572)
Net increase from capital share transactions	368,180,969	257,523,575
Net increase in net assets	286,161,755	503,097,966

NET ASSETS:
Beginning of period	609,457,102	106,359,136
End of period	$895,618,857	$609,457,102

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,700,002	3,300,002
Shares sold	6,350,000	6,400,000
Shares redeemed	(2,100,000)	(1,000,000)
Shares outstanding, end of period	12,950,002	8,700,002

See Notes to Financial Statements.

19 | May 31, 2021

ALPS Disruptive Technologies ETF

Statement of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$234,470	$680,608
Net realized gain/(loss)	5,691,229	(27,973)
Net change in unrealized appreciation	5,555,410	30,918,437
Net increase in net assets resulting from operations	11,481,109	31,571,072

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(633,863)	(330,120)
Total distributions	(633,863)	(330,120)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	71,650,436	50,822,701
Cost of shares redeemed	(13,520,442)	(6,514,699)
Net increase from capital share transactions	58,129,994	44,308,002
Net increase in net assets	68,977,240	75,548,954

NET ASSETS:
Beginning of period	150,459,041	74,910,087
End of period	$219,436,281	$150,459,041

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,500,002	2,350,002
Shares sold	1,550,000	1,350,000
Shares redeemed	(300,000)	(200,000)
Shares outstanding, end of period	4,750,002	3,500,002

See Notes to Financial Statements.

20 | May 31, 2021

ALPS Medical Breakthroughs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment loss	$(467,005)	$(647,914)
Net realized gain	51,718,897	8,402,482
Net change in unrealized appreciation/(depreciation)	(66,285,536)	25,696,634
Net increase/(decrease) in net assets resulting from operations	(15,033,644)	33,451,202

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(84,005)
Total distributions	–	(84,005)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	95,689,138	67,423,531
Cost of shares redeemed	(96,910,459)	(55,818,424)
Net increase/(decrease) from capital share transactions	(1,221,321)	11,605,107
Net increase/(decrease) in net assets	(16,254,965)	44,972,304

NET ASSETS:
Beginning of period	242,542,030	197,569,726
End of period	$226,287,065	$242,542,030

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,950,000	5,000,000
Shares sold	1,750,000	1,550,000
Shares redeemed	(1,850,000)	(1,600,000)
Shares outstanding, end of period	4,850,000	4,950,000

See Notes to Financial Statements.

21 | May 31, 2021

ALPS Clean Energy ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period June 28, 2018 (Commencement of Operations) to November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$70.05		$32.23	$25.03	$24.95

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.27		0.25	0.32	0.09
Net realized and unrealized gain/(loss)	(1.03)		38.08	7.42	(0.01)
Total from investment operations	(0.76)		38.33	7.74	0.08

DISTRIBUTIONS:
From net investment income	(0.13)		(0.18)	(0.23)	–
Tax return of capital	–		(0.33)	(0.31)	–
Total distributions	(0.13)		(0.51)	(0.54)	–

Net increase/(decrease) in net asset value	(0.89)		37.82	7.20	0.08
NET ASSET VALUE, END OF PERIOD	$69.16		$70.05	$32.23	$25.03
TOTAL RETURN(b)	(1.11)%		120.45%	31.28%	0.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$895,619		$609,457	$106,359	$16,271

Ratio of expenses to average net assets	0.56	%(c)(d)	0.65%	0.65%	0.65	%(c)
Ratio of net investment income to average net assets	0.69	%(c)	0.57%	1.10%	0.89	%(c)
Portfolio turnover rate(e)	13%		34%	15%	9%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Effective January 1, 2021, the Fund's Advisory Fee changed from 0.65% to 0.55%.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

22 | May 31, 2021

ALPS Disruptive Technologies ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period December 28, 2017 (Commencement of Operations) to November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$42.99		$31.88	$26.21	$25.08

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.05		0.25	0.14	0.13
Net realized and unrealized gain	3.33		11.00	5.61	1.00	(b)
Total from investment operations	3.38		11.25	5.75	1.13

DISTRIBUTIONS:
From net investment income	(0.17)		(0.14)	(0.08)	–
Total distributions	(0.17)		(0.14)	(0.08)	–

Net increase in net asset value	3.21		11.11	5.67	1.13
NET ASSET VALUE, END OF PERIOD	$46.20		$42.99	$31.88	$26.21
TOTAL RETURN(c)	7.86%		35.42%	22.04%	4.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$219,436		$150,459	$74,910	$48,483

Ratio of expenses to average net assets	0.50	%(d)	0.50%	0.50%	0.50	%(d)
Ratio of net investment income to average net assets	0.24	%(d)	0.72%	0.48%	0.53	%(d)
Portfolio turnover rate(e)	9%		38%	42%	33%

(a)	Based on average shares outstanding during the period.

(b)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended November 30, 2018, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

23 | May 31, 2021

ALPS Medical Breakthroughs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$49.00		$39.51	$33.59	$31.70	$24.16	$32.23

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (a)	(0.09)		(0.13)	0.03	(0.10)	0.18	(0.09)
Net realized and unrealized gain/(loss)	(2.25)		9.64	6.67	2.57 (b)	7.36	(7.98)
Total from investment operations	(2.34)		9.51	6.70	2.47	7.54	(8.07)

DISTRIBUTIONS:
From net investment income	–		(0.02)	(0.78)	(0.58)	–	–
Total distributions	–		(0.02)	(0.78)	(0.58)	–	–

Net increase/(decrease) in net asset value	(2.34)		9.49	5.92	1.89	7.54	(8.07)
NET ASSET VALUE, END OF PERIOD	$46.66		$49.00	$39.51	$33.59	$31.70	$24.16
TOTAL RETURN(c)	(4.78)%		24.07%	20.99%	7.81%	31.21%	(25.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$226,287		$242,542	$197,570	$221,694	$128,402	$118,370

Ratio of expenses to average net assets	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets	(0.36	)%(d)	(0.33)%	0.09%	(0.27)%	0.66%	(0.38)%
Portfolio turnover rate(e)	39%		68%	88%	48%	43%	62%

(a)	Based on average shares outstanding during the period.

(b)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended November 30, 2018, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

24 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2021, the Trust consisted of seventeen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, and the ALPS Medical Breakthroughs ETF (each a “Fund” and collectively, the “Funds”). ALPS Clean Energy ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS Medical Breakthroughs ETF and ALPS Disruptive Technologies ETF have elected to qualify as a diversified series of the Trust under the 1940 Act.

The investment objective of the ALPS Clean Energy ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the CIBC Atlas Clean Energy Total Return Index. The investment objective of the ALPS Disruptive Technologies ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the Indxx Disruptive Technologies Total Return Index. The investment objective of the ALPS Medical Breakthroughs ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the S-Network Medical Breakthroughs Total Return Index.

The shares of the ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF and the ALPS Medical Breakthroughs ETF (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

25 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

26 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2021:

ALPS Clean Energy ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$787,736,282	$–	$–	$787,736,282
Master Limited Partnerships*	106,490,752	–	–	106,490,752
Short Term Investments	25,859,753	–	–	25,859,753
Total	$920,086,787	$–	$–	$920,086,787

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$216,915,641	$–	$–	$216,915,641
Master Limited Partnerships*	2,122,998	–	–	2,122,998
Short Term Investments	1,050,952	–	–	1,050,952
Total	$220,089,591	$–	$–	$220,089,591

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$226,286,911	$–	$–	$226,286,911
Short Term Investments	17,969,246	–	–	17,969,246
Total	$244,256,157	$–	$–	$244,256,157

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2021.

C. Foreign Investment Risk

The Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track its Index.

27 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for both ALPS Disruptive Technology ETF and ALPS Medical Breakthroughs ETF, if any, are declared and paid annually or as the Board may determine from time to time. Dividends from net investment income for ALPS Clean Energy ETF, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2021.

The tax character of the distributions paid during the fiscal years ended November 30, 2020 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2020
ALPS Clean Energy ETF	$671,822	$–	$1,796,052
ALPS Disruptive Technologies ETF	330,120	–	–
ALPS Medical Breakthroughs ETF	84,005	–	–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2020, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Clean Energy ETF	$4,523,080	$692,732
ALPS Disruptive Technologies ETF	2,154,912	2,085,263
ALPS Medical Breakthroughs ETF	37,950,571	38,144,696

The ALPS Medical Breakthrough ETF elects to defer to the year ending November 30, 2020, late year ordinary losses in the amount of $2,927,334.

28 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

As of May 31, 2021, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Medical Breakthroughs ETF
Gross appreciation (excess of value over tax cost)	$176,751,106	$50,974,436	$34,749,084
Gross depreciation (excess of tax cost over value)	(97,578,274)	(5,944,379)	(51,785,778)
Net unrealized appreciation (depreciation)	$79,172,832	$45,030,057	$(17,036,694)
Cost of investments for income tax purposes	$840,913,955	$175,059,534	$261,292,851

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2021.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2021, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

I. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Funds’ securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

29 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

The following is a summary of each Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Clean Energy ETF	$81,396,927	$25,324,486	$60,655,676	$85,980,162
ALPS Disruptive Technologies ETF	5,979,659	776,850	5,396,735	6,173,585
ALPS Medical Breakthroughs ETF	38,028,861	17,890,735	21,284,826	39,175,561

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2021:

ALPS Clean Energy ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$25,324,486	$–	$–	$–	$25,324,486
Total Borrowings					25,324,486
Gross amount of recognized liabilities for securities lending (collateral received)					$25,324,486

ALPS Disruptive Technologies ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$776,850	$–	$–	$–	$776,850
Total Borrowings					776,850
Gross amount of recognized liabilities for securities lending (collateral received)					$776,850

ALPS Medical Breakthroughs ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$17,890,735	$–	$–	$–	$17,890,735
Total Borrowings					17,890,735
Gross amount of recognized liabilities for securities lending (collateral received)					$17,890,735

30 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Clean Energy ETF	0.55%*
ALPS Disruptive Technologies ETF	0.50%
ALPS Medical Breakthroughs ETF	0.50%

*	Effective January 1, 2021, the ALPS Clean Energy ETF changed it’s management fee from 0.65% to 0.55%.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee receives (1) a quarterly retainer of $10,000, (2) a per meeting fee of $5,000, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2021, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$107,007,700	$112,532,733
ALPS Disruptive Technologies ETF	17,290,301	18,556,759
ALPS Medical Breakthroughs ETF	102,156,790	101,129,099

For the six months ended May 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$522,649,774	$147,335,228
ALPS Disruptive Technologies ETF	71,080,382	12,364,422
ALPS Medical Breakthroughs ETF	95,692,481	98,399,114

For the six months ended May 31, 2021, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Clean Energy ETF	$95,654,371
ALPS Disruptive Technologies ETF	6,501,463
ALPS Medical Breakthroughs ETF	46,196,922

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

31 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Clean Energy ETF and ALPS Disruptive Technologies ETF engaged in cross trades between other funds in the Trust during the six months ended May 31, 2021 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2021, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Clean Energy ETF	$287,713	$–	$–
ALPS Disruptive Technologies ETF	–	287,713	(859)

7. MARKET DISRUPTIONS RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause each Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities each Fund holds, and may adversely affect each Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of each Fund’s securities or other assets. Such impacts may adversely affect the performance of the Funds.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

32 | May 31, 2021

ALPS ETF Trust

Additional Information	May 31, 2021 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2020:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Clean Energy ETF	100.00%	16.87%
ALPS Disruptive Technologies ETF	69.64%	27.07%
ALPS Medical Breakthroughs ETF	0.00%	0.00%

In early 2021, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2020 via Form 1099. The Funds will notify shareholders in early 2022 of amounts paid to them by the Funds, if any, during the calendar year 2021.

LICENSING AGREEMENT

ALPS Clean Energy ETF

CIBC NTC is the designer of the construction and methodology for the Underlying Index. “CIBC NTC” and “CIBC Atlas Clean Energy Index” are service marks or trademarks of the Index Provider. CIBC NTC acts as brand licensor for the Underlying Index and is not responsible for the descriptions of the Fund that appear herein.

The Fund is not sponsored by CIBC NTC or any of its affiliates. CIBC NTC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. CIBC NTC does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assumes no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. CIBC NTC has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in determining, composing or calculating the Underlying Index. CIBC NTC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund.

CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund. CIBC NTC makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. CIBC NTC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall CIBC NTC have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

All intellectual property rights in the Underlying Index vests in CIBC NTC.

33 | May 31, 2021

ALPS ETF Trust

Additional Information	May 31, 2021 (Unaudited)

The Underlying Index is the property of CIBC NTC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Underlying Index. The Underlying Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Underlying Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by CIBC NTC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to CIBC NTC with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Underlying Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CIBC NTC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The Index Provider is not affiliated with the Trust, the Adviser or ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Index Provider has entered into a license agreement with the Adviser (the “License Agreement”). The use of the Underlying Index by the Adviser and the Fund is subject to the terms of the License Agreement, which impose certain limitations and conditions on the Fund’s ability to use the Underlying Index.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Disruptive Technology ETF

The Indxx Disruptive Technologies Index (the “Underlying Index”) is a service mark of Indxx, LLC (“Indxx” or the “Index Provider”) and has been licensed for use for certain purposes by ALPS Advisors, Inc. The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of investing in the ALPS Disruptive Technologies ETF.

The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the ALPS Disruptive Technologies ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Disruptive Technologies ETF particularly. Indxx has no obligation to take the needs of ALPS Advisors, Inc. or the shareholders of ALPS Disruptive Technologies ETF into consideration in determining, composing, or calculating the Underlying Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the ALPS Disruptive Technologies ETF shares to be issued or in the determination or calculation of the equation by which the ALPS Disruptive Technologies ETF is to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the ALPS Disruptive Technologies ETF.

INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX(ES), TRADING BASED ON THE INDEX(ES), OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE PRODUCTS, OR FOR ANY OTHER USE. INDXX EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS, EXPRESS, STATUTORY, OR IMPLIED, EXCEPT AS SET FORTH IN THIS AGREEMENT. EXCEPT AS OTHERWISE SPECIFICALLY SET FORTH IN THIS AGREEMENT, INDXX HEREBY EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE, OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX(ES) OR ANY DATA INCLUDED THEREIN. INDXX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

34 | May 31, 2021

ALPS ETF Trust

Additional Information	May 31, 2021 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Medical Breakthroughs ETF

The Fund is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of the physical commodities market. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard & Poor’s Custom Indexes serves as calculation agent for the Index. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, Inc. is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

35 | May 31, 2021

ALPS ETF Trust

Additional Information	May 31, 2021 (Unaudited)

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, Inc.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

36 | May 31, 2021

ALPS ETF Trust

Liquidity Risk Management Program	May 31, 2021 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 8, 2021, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

37 | May 31, 2021

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2021

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)

ALPS REIT Dividend Dogs ETF (NYSE ARCA: RDOG)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview	1
Disclosure of Fund Expenses	9
Financial Statements
Schedule of Investments	10
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	22
Notes to Financial Statements	26
Additional Information	34
Liquidity Risk Management Program	36

alpsfunds.com

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

The ALPS Sector Dividend Dogs ETF (the “Fund” or “SDOG”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index (the “Underlying Index”).

The Underlying Index is a rules based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S&P 500® Total Return Index (“SPX”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors, excluding the real estate sector, that make up the S&P 500® Total Return Index which offer the highest dividend yields.

Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	Since Inception^
ALPS Sector Dividend Dogs ETF – NAV	27.18%	57.70%	10.52%	13.18%
ALPS Sector Dividend Dogs ETF – Market Price*	27.17%	57.80%	10.53%	13.19%
S-Network® Sector Dividend Dogs Total Return Index	27.58%	58.45%	11.01%	13.71%
S&P 500® Total Return Index	16.95%	40.32%	17.16%	15.79%

Total Expense Ratio (per the current prospectus) 0.40%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 29, 2012.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Sector Dividend Dogs Total Return Index is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S&P 500® Index. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 500® Total Return Index is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

1 | May 31, 2021

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings* (as of May 31, 2021)

Seagate Technology Holdings PLC	2.36%
International Paper Co.	2.21%
Genuine Parts Co.	2.17%
Kraft Heinz Co.	2.17%
Prudential Financial, Inc.	2.16%
Interpublic Group of Cos., Inc.	2.15%
Newell Brands, Inc.	2.14%
International Business Machines Corp.	2.13%
Lockheed Martin Corp.	2.13%
Kinder Morgan, Inc.	2.12%
Total % of Top 10 Holdings	21.74%

*	% of Total Investments

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2021)

Industrials	10.30%
Consumer Discretionary	10.14%
Materials	10.12%
Consumer Staples	10.08%
Financials	10.00%
Information Technology	9.93%
Health Care	9.89%
Utilities	9.84%
Communication Services	9.81%
Energy	9.77%
Money Market Fund	0.12%
Total	100.00%

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2021

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

The ALPS International Sector Dividend Dogs ETF (the “Fund” or “IDOG”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Net Total Return Index (the “Underlying Index”).

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network® Developed Markets (ex NA) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S-Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors, excluding the real estate sector, that make up the S-Net Developed Markets which offer the highest dividend yields.

Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	Since Inception^
ALPS International Sector Dividend Dogs ETF – NAV	18.32%	39.03%	8.56%	5.93%
ALPS International Sector Dividend Dogs ETF – Market Price*	18.82%	38.51%	8.51%	5.91%
S-Network® International Sector Dividend Dogs Net Total Return Index	17.97%	38.96%	8.90%	6.28%
Morningstar® Developed Markets ex-North America Net Total Return Index	15.38%	38.91%	9.86%	7.62%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 28, 2013.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® International Sector Dividend Dogs Net Total Return Index is designed to serve as a fair, impartial and transparent measure of the performance of international large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S-Network International Developed Markets (ex-Americas) Index. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

Morningstar® Developed Markets ex-North America Net Total Return Index measures the performance of companies in developed markets ex-North America. It covers approximately 97% of the full market capitalization in the Developed Markets ex-North America.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS International Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

3 | May 31, 2021

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings* (as of May 31, 2021)

CITIC, Ltd.	2.64%
Swatch Group AG	2.27%
Bayerische Motoren Werke AG	2.21%
SAP SE	2.19%
SSE PLC	2.19%
Telstra Corp., Ltd.	2.17%
Sanofi	2.16%
Endesa SA	2.14%
Canon, Inc.	2.13%
Fortum Oyj	2.12%
Total % of Top 10 Holdings	22.22%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2021)

Industrials	12.29%
Consumer Discretionary	10.68%
Utilities	10.52%
Consumer Staples	10.15%
Health Care	10.01%
Communication Services	9.87%
Financials	9.74%
Materials	9.74%
Energy	8.94%
Information Technology	7.91%
Money Market Fund	0.16%
Total	100.00%

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2021

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

The ALPS Emerging Sector Dividend Dogs ETF (the “Fund” or “EDOG”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Net Total Return Index (the “Underlying Index”).

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network® Emerging Markets Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors, excluding the real estate sector, that make up the S-Network® Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	Since Inception^
ALPS Emerging Sector Dividend Dogs ETF – NAV	19.31%	44.43%	7.72%	3.68%
ALPS Emerging Sector Dividend Dogs ETF – Market Price*	19.51%	45.10%	7.78%	3.70%
S-Network® Emerging Sector Dividend Dogs Net Total Return Index	21.02%	47.02%	8.71%	4.66%
Morningstar® Emerging Markets Net Total Return Index	15.98%	52.51%	13.96%	7.86%

Total Expense Ratio (per the current prospectus) 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was March 28, 2014.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Emerging Sector Dividend Dogs Net Total Return Index is a portfolio of stocks derived from a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets Index” “SNEMX”). The index methodology selects the five stocks in each of the GICS sectors, excluding the real estate sector, that make up the universe which offer the highest dividend yields as of the last trading day of November. The fifty stocks that are selected for inclusion in the portfolio are equally weighted. The universe includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income (certain lower middle income countries are also included, as well as stocks traded on the Taiwan Stock Exchange despite non-recognition by the World Bank). The selection criteria for the universe, in addition to the aforementioned country qualifications, also include requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

Morningstar® Emerging Markets Net Total Return Index measures the performance of emerging markets targeting the top 97% of stocks by market capitalization.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Emerging Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

5 | May 31, 2021

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings* (as of May 31, 2021)

Delta Electronics Thailand PCL	2.98%
Centrais Eletricas Brasileiras SA	2.75%
Petrobras Distribuidora SA	2.39%
Wipro, Ltd.	2.30%
CEZ AS	2.30%
Severstal PAO	2.28%
Vedanta, Ltd.	2.27%
Dr Reddy's Laboratories, Ltd.	2.22%
MultiChoice Group	2.22%
Polskie Gornictwo Naftowe i Gazownictwo SA	2.21%
Total % of Top 10 Holdings	23.92%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2021)

Information Technology	11.17%
Materials	10.54%
Utilities	10.14%
Energy	10.10%
Communication Services	10.06%
Consumer Staples	9.78%
Industrials	9.58%
Health Care	9.54%
Financials	9.51%
Consumer Discretionary	9.37%
Money Market Fund	0.22%
Total	100.00%

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2021

ALPS REIT Dividend Dogs ETF

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

The ALPS REIT Dividend Dogs ETF (the “Fund” or "RDOG") seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® REIT Dividend Dogs Total Return Index (the “Underlying Index”).

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying real estate investment trusts (“REITs”) (i.e. “Dividend Dogs”) in the S-Network® Composite US REIT Index, a universe of mainly REITs listed in the United States (the “S-Net U.S. REIT” or "SNREIT"), on a segment-by-segment basis. “Dividend Dogs” refers to the five REITs in each of the nine segments that make up the S-Net U.S. REIT which offer the highest dividend yields.

Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	10 Year	Since Inception^
ALPS REIT Dividend Dogs ETF – NAV	19.46%(*)	40.28%	5.46%	5.98%	3.58%
ALPS REIT Dividend Dogs ETF – Market Price**	19.38%	40.14%	5.49%	5.91%	3.58%
S-Network® REIT Dividend Dogs Total Return Index	19.43%	40.66%	7.73%	9.44%	8.62%
S-Network® Composite US REIT Index	21.17%	34.21%	8.98%	9.47%	8.22%

Total Expense Ratio (per the current prospectus) is 0.35%.

Performance data quoted represents past performance. Past performance does not guarantee future results. On January 2, 2020, the Fund changed its Underlying Index and principal investment strategies. Consequently, the Fund's total returns shown above for the periods prior to January 2, 2020 are not necessarily indicative of the performance of the Fund, as it is currently managed. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Inception Date was May 7, 2008.

*	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

**	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® REIT Dividend Dogs Total Return Index, like the S-Net U.S. REIT from which components of the Underlying Index are selected, divides into nine segments, eight of which are based on Global Industry Classification Standard (“GICS”) Sub-Industries (excluding Technology REITs involved in cell towers and/or data centers) and a separate Technology REIT segment based on the research of the Underlying Index provider, S-Network® Global Indexes, Inc. (the “Index Provider”). The Underlying Index generally consists of 45 REITs on each annual reconstitution date. The Underlying Index’s REITs must be constituents of the S-Net U.S. REIT universe, which includes a universe of mainly REITs listed in the United States. The selection criteria for the universe also includes requirements for segment inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. The Underlying Index is rebalanced quarterly. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The S-Network® Composite US REIT Index (the “S-Net U.S. REIT” or “SNREIT”) is a benchmark index for the Real Estate Investment Trust component of the US stock market. The SNREIT provides the universe of stocks for RDOGX. The selection criteria for SNREIT include requirements for sector inclusion, primary exchange listing, minimum market capitalization, minimum average daily trading volume, and other factors. All constituents of RDOGX must be constituents of SNREIT.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. Total return assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS REIT Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

7 | May 31, 2021

ALPS REIT Dividend Dogs ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings* (as of May 31, 2021)

Crown Castle International Corp.	2.83%
The Macerich Co.	2.81%
CubeSmart	2.74%
Plymouth Industrial REIT, Inc.	2.70%
National Storage Affiliates Trust	2.69%
Digital Realty Trust, Inc.	2.68%
CyrusOne, Inc.	2.65%
Spirit Realty Capital, Inc.	2.61%
VICI Properties, Inc.	2.59%
WP Carey, Inc.	2.58%
Total % of Top 10 Holdings	26.88%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

REIT Sector Allocation* (as of May 31, 2021)

Technology REITs	13.08%
Specialized REITs	12.86%
Industrial REITs	12.75%
Retail REITs	12.40%
Diversified REITs	12.25%
Residential REITs	11.74%
Office REITs	11.39%
Health Care REITs	11.11%
Hotel & Resort REITs	2.19%
Money Market Fund	0.23%
Total	100.00%

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8 | May 31, 2021

ALPS ETF Trust

Disclosure of Fund Expenses	May 31, 2021 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2021.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expense Ratio(a)	Expenses Paid During Period 12/1/20 - 5/31/21(b)
ALPS Sector Dividend Dogs ETF
Actual	$1,000.00	$1,271.80	0.40%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02
ALPS International Sector Dividend Dogs ETF
Actual	$1,000.00	$1,183.20	0.50%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
ALPS Emerging Sector Dividend Dogs ETF
Actual	$1,000.00	$1,193.10	0.60%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
ALPS REIT Dividend Dogs ETF
Actual	$1,000.00	$1,194.90	0.35%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.35%	$1.77

(a)	Annualized based on the Fund's most recent half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

9 | May 31, 2021

ALPS Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.52%)
Communication Services (9.78%)
AT&T, Inc.	787,769	$23,184,042
Interpublic Group of Cos., Inc.	792,512	26,699,729
Lumen Technologies, Inc.	1,673,152	23,156,424
Omnicom Group, Inc.	301,561	24,800,376
Verizon Communications, Inc.	422,085	23,843,582
Total Communication Services		121,684,153
Consumer Discretionary (10.11%)
Genuine Parts Co.	204,943	26,872,126
Hanesbrands, Inc.	1,146,178	22,396,318
Hasbro, Inc.	247,256	23,729,158
Leggett & Platt, Inc.	476,945	26,246,283
Newell Brands, Inc.	924,431	26,521,926
Total Consumer Discretionary		125,765,811
Consumer Staples (10.04%)
Altria Group, Inc.	482,701	23,758,543
Kellogg Co.	387,228	25,359,562
Kraft Heinz Co.	616,120	26,856,671
Philip Morris International, Inc.	267,499	25,794,929
Walgreens Boots Alliance, Inc.	441,308	23,239,279
Total Consumer Staples		125,008,984
Energy (9.73%)
Exxon Mobil Corp.	378,736	22,106,820
Kinder Morgan, Inc.	1,434,818	26,314,562
ONEOK, Inc.	454,651	23,978,294
Valero Energy Corp.	284,736	22,892,774
Williams Cos., Inc.	979,908	25,810,777
Total Energy		121,103,227
Financials (9.96%)
Comerica, Inc.	329,889	25,892,988
Huntington Bancshares, Inc.	1,405,647	22,293,561
People's United Financial, Inc.	1,272,367	24,060,460
Prudential Financial, Inc.	249,939	26,735,975
Unum Group	808,315	25,033,515
Total Financials		124,016,499
Health Care (9.85%)
AbbVie, Inc.	216,714	24,532,025
Cardinal Health, Inc.	409,455	22,958,142
Gilead Sciences, Inc.	381,466	25,218,717
Merck & Co., Inc.	314,817	23,891,462
Pfizer, Inc.	672,128	26,031,518
Total Health Care		122,631,864
Industrials (10.27%)
3M Co.	126,985	25,783,034
Emerson Electric Co.	254,447	24,348,033
General Dynamics Corp.	133,197	25,295,442
Huntington Ingalls Industries, Inc.	120,355	26,021,955
Security Description	Shares	Value
Industrials (continued)
Lockheed Martin Corp.	69,018	$26,378,680
Total Industrials		127,827,144
Information Technology (9.89%)
Hewlett Packard Enterprise Co.	1,484,748	23,696,578
International Business Machines Corp.	184,003	26,448,591
Seagate Technology Holdings PLC	305,469	29,248,657
Western Union Co.	949,961	23,245,546
Xerox Holdings Corp.	872,325	20,456,021
Total Information Technology		123,095,393
Materials (10.08%)
Amcor PLC	1,993,398	23,522,096
CF Industries Holdings, Inc.	476,173	25,318,119
International Paper Co.	434,740	27,432,094
LyondellBasell Industries NV, Class A	215,695	24,291,571
The Dow Chemical Co.	364,634	24,948,258
Total Materials		125,512,138
Utilities (9.81%)
Dominion Resources, Inc.	319,321	24,313,101
Edison International	403,347	22,534,997
FirstEnergy Corp.	671,657	25,462,517
PPL Corp.	847,582	24,673,112
Southern Co.	392,391	25,081,633
Total Utilities		122,065,360
TOTAL COMMON STOCKS
(Cost $1,057,485,253)		1,238,710,573

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.11%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.02%	1,437,783	1,437,783
TOTAL SHORT TERM INVESTMENTS
(Cost $1,437,783)			1,437,783

TOTAL INVESTMENTS (99.63%)
(Cost $1,058,923,036)			$1,240,148,356
OTHER ASSETS IN EXCESS OF LIABILITIES (0.37%)			4,571,685
NET ASSETS - 100.00%			$1,244,720,041

See Notes to Financial Statements.

10 | May 31, 2021

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.19%)
Australia (11.85%)
BHP Group, Ltd.	99,737	$3,702,876
Coles Group, Ltd.	308,785	3,953,869
Fortescue Metals Group, Ltd.	224,994	3,836,652
Telstra Corp., Ltd.	1,558,418	4,192,816
Wesfarmers, Ltd.	94,781	4,057,377
Woodside Petroleum, Ltd.	190,683	3,250,103
Total Australia		22,993,693
Finland (2.10%)
Fortum Oyj	141,332	4,084,640
France (9.53%)
Bouygues SA	87,566	3,565,471
Danone SA	53,429	3,808,911
Edenred	64,179	3,538,282
Sanofi	38,807	4,162,557
TOTAL SE	73,463	3,417,207
Total France		18,492,428
Germany (14.09%)
Allianz SE	14,520	3,855,580
BASF SE	42,744	3,500,146
Bayer AG	58,556	3,730,264
Bayerische Motoren Werke AG	40,037	4,257,874
Continental AG(a)	27,202	4,035,651
Evonik Industries AG	104,128	3,742,076
SAP SE	30,134	4,230,313
Total Germany		27,351,904
Hong Kong (2.62%)
CITIC, Ltd.	4,335,000	5,094,152
Italy (2.09%)
Snam SpA	688,479	4,055,111
Japan (19.14%)
Canon, Inc.(b)	172,363	4,115,464
Hitachi, Ltd.	75,700	4,008,478
Japan Tobacco, Inc.(b)	200,700	3,998,103
Kyocera Corp.	54,500	3,365,717
Mitsubishi Corp.	127,100	3,490,086
Sekisui House, Ltd.	182,100	3,849,740
SoftBank Corp.	277,600	3,569,991
Sumitomo Corp.	250,700	3,565,288
Sumitomo Mitsui Financial Group, Inc.	101,400	3,717,738
Takeda Pharmaceutical Co., Ltd.	101,100	3,464,655
Total Japan		37,145,260
Netherlands (5.68%)
Koninklijke Ahold Delhaize NV	135,094	3,926,596
NN Group NV	76,263	3,878,063
Security Description	Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC, Class A	166,567	$3,214,993
Total Netherlands		11,019,652
Norway (1.86%)
Telenor ASA	207,466	3,611,987
Spain (8.00%)
Endesa SA	142,970	4,123,263
Naturgy Energy Group SA	145,089	3,798,670
Repsol SA	283,005	3,783,799
Telefonica SA	775,400	3,812,985
Total Spain		15,518,717
Sweden (1.98%)
Telia Co. AB	863,647	3,837,668
Switzerland (8.05%)
Novartis AG	44,262	3,916,904
Swatch Group AG	12,095	4,383,513
Swiss Re AG	37,403	3,620,960
Zurich Insurance Group AG	8,793	3,701,956
Total Switzerland		15,623,333
United Kingdom (12.20%)
BAE Systems PLC	531,141	3,969,330
BP PLC	823,525	3,577,977
British American Tobacco PLC	100,686	3,876,550
GlaxoSmithKline PLC	211,336	4,031,475
Rio Tinto PLC	46,340	3,987,877
SSE PLC	193,077	4,225,144
Total United Kingdom		23,668,353
TOTAL COMMON STOCKS
(Cost $181,295,980)		192,496,898

11 | May 31, 2021

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2021 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.86%)
Money Market Fund (0.16%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $301,765)	0.02%	301,765	$301,765

Investments Purchased with Collateral from Securities Loaned (1.70%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%
(Cost $3,293,910)		3,293,910	3,293,910
TOTAL SHORT TERM INVESTMENTS
(Cost $3,595,675)			3,595,675

TOTAL INVESTMENTS (101.05%)
(Cost $184,891,655)			$196,092,573
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.05%)			(2,032,530)
NET ASSETS - 100.00%			$194,060,043

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $5,974,711.

See Notes to Financial Statements.

12 | May 31, 2021

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.26%)
Brazil (11.15%)
Banco Santander Brasil SA, ADR	66,050	$521,134
BB Seguridade Participacoes SA	108,600	487,395
Centrais Eletricas Brasileiras SA	81,800	676,945
Petrobras Distribuidora SA	120,000	588,752
Telefonica Brasil SA	57,800	489,310
Total Brazil		2,763,536
Chile (4.82%)
Enel Americas SA, ADR	56,350	382,617
Enel Chile SA, ADR(a)	118,848	351,790
Falabella SA	105,080	459,625
Total Chile		1,194,032
China (9.81%)
China Minsheng Banking Corp., Ltd.	762,000	405,502
China Railway Signal & Communication Corp., Ltd.(b)(c)	1,157,000	469,604
Huadian Power International Corp., Ltd., Class H	1,690,000	520,442
Legend Holdings Corp.(b)(c)	317,700	502,694
Yanzhou Coal Mining Co., Ltd., Class H	418,000	532,673
Total China		2,430,915
Czech Republic (2.29%)
CEZ AS	18,989	567,501
Hungary (1.91%)
Richter Gedeon Nyrt	16,973	474,016
India (8.69%)
Dr Reddy's Laboratories, Ltd., ADR	7,675	547,765
Infosys, Ltd., Sponsored ADR	24,768	479,013
Vedanta, Ltd., ADR(a)	37,690	558,943
Wipro, Ltd., ADR	71,598	567,772
Total India		2,153,493
Indonesia (5.42%)
Adaro Energy Tbk PT	5,568,300	456,067
Indofood Sukses Makmur Tbk PT	1,057,100	460,654
Kalbe Farma Tbk PT	4,226,000	426,002
Total Indonesia		1,342,723
Malaysia (9.08%)
Genting Bhd	378,850	450,019
Genting Malaysia Bhd	618,200	414,277
MISC Bhd	279,900	466,556
Sime Darby Bhd	838,300	462,399
Security Description	Shares	Value
Malaysia (continued)
Top Glove Corp. Bhd	370,900	$456,727
Total Malaysia		2,249,978
Mexico (9.87%)
Coca-Cola Femsa SAB de CV, ADR	9,828	481,769
Grupo Mexico SAB de CV, Series B	90,065	432,238
Kimberly-Clark de Mexico SAB de CV, Class A	282,500	509,884
Orbia Advance Corp. SAB de CV	185,600	522,751
Promotora y Operadora de Infraestructura SAB de CV	62,370	500,043
Total Mexico		2,446,685
Peru (1.71%)
Credicorp, Ltd.	3,085	424,095
Philippines (5.69%)
Aboitiz Equity Ventures, Inc.	589,000	492,913
Globe Telecom, Inc.	11,590	439,133
PLDT, Inc.	17,305	477,904
Total Philippines		1,409,950
Poland (2.20%)
Polskie Gornictwo Naftowe i Gazownictwo SA	303,700	544,702
Russia (10.47%)
Gazprom PJSC, ADR	73,420	521,576
Magnit PJSC, GDR(c)	31,744	484,731
MMC Norilsk Nickel PJSC, ADR	14,555	521,360
Sberbank of Russia PJSC, ADR	29,990	506,081
Severstal PAO, GDR(c)	24,394	562,038
Total Russia		2,595,786
South Africa (3.96%)
Exxaro Resources, Ltd.	39,467	435,300
MultiChoice Group	55,050	546,096
Total South Africa		981,396
Thailand (10.59%)
BTS Group Holdings PCL	1,530,600	440,813
Bumrungrad Hospital Pcl	106,600	446,867
Delta Electronics Thailand PCL	41,850	733,882
Intouch Holdings PCL	257,900	528,179
Osotspa PCL(c)	402,500	473,340
Total Thailand		2,623,081
Turkey (1.60%)
Ford Otomotiv Sanayi AS	19,758	396,740
TOTAL COMMON STOCKS
(Cost $22,201,831)		24,598,629

13 | May 31, 2021

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2021 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.35%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $54,562)	0.02%	54,562	$54,562

Investments Purchased with Collateral from Securities Loaned (1.13%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%
(Cost $281,133)		281,133	281,133
TOTAL SHORT TERM INVESTMENTS
(Cost $335,695)			335,695

TOTAL INVESTMENTS (100.61%)
(Cost $22,537,526)			$24,934,324
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.61%)			(152,399)
NET ASSETS - 100.00%			$24,781,925

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $277,190.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $972,298, representing 3.92% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2021, the market value of those securities was $2,492,407 representing 10.06% of net assets.

See Notes to Financial Statements.

14 | May 31, 2021

ALPS REIT Dividend Dogs ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.71%)
Diversified REITs (12.25%)
Essential Properties Realty Trust, Inc.	29,850	$764,160
One Liberty Properties, Inc.	29,868	763,127
STORE Capital Corp.	21,430	737,192
Washington Real Estate Investment Trust	29,344	693,986
WP Carey, Inc.	10,458	789,056
Total Diversified REITs		3,747,521
Health Care REITs (11.10%)
LTC Properties, Inc.	16,580	649,605
Medical Properties Trust, Inc.	32,960	697,763
National Health Investors, Inc.	9,521	627,529
Physicians Realty Trust	39,990	725,019
Sabra Health Care REIT, Inc.	39,956	698,031
Total Health Care REITs		3,397,947
Hotel & Resort REITs (2.19%)
Service Properties Trust	53,390	670,578
Industrial REITs (12.75%)
Industrial Logistics Properties Trust	31,140	780,368
Lexington Realty Trust	63,369	784,508
Monmouth Real Estate Investment Corp.	39,100	736,644
Plymouth Industrial REIT, Inc.	43,140	825,700
STAG Industrial, Inc.	21,663	773,586
Total Industrial REITs		3,900,806
Office REITs (11.39%)
Brandywine Realty Trust	52,047	731,781
City Office REIT, Inc.	63,416	733,089
Franklin Street Properties Corp.	109,710	563,909
Office Properties Income Trust	24,510	716,427
SL Green Realty Corp.	9,331	739,202
Total Office REITs		3,484,408
Residential REITs (11.73%)
American Campus Communities, Inc.	16,582	782,007
BRT Apartments Corp.(a)	35,388	634,507
Centerspace	9,880	703,357
Clipper Realty, Inc.	87,110	705,591
Equity Residential	9,880	765,206
Total Residential REITs		3,590,668
Retail REITs (12.39%)
American Finance Trust, Inc.	68,520	623,532
Brookfield Property REIT, Inc.	39,930	748,288
Saul Centers, Inc.	17,120	760,984
Spirit Realty Capital, Inc.	16,920	799,639
Security Description	Shares	Value
Retail REITs (continued)
The Macerich Co.	54,027	$859,570
Total Retail REITs		3,792,013
Specialized REITs (12.85%)
CubeSmart	19,107	836,695
Four Corners Property Trust, Inc.	25,274	701,606
Gaming and Leisure Properties, Inc.	16,880	782,557
National Storage Affiliates Trust	17,816	821,318
VICI Properties, Inc.(a)	25,430	791,636
Total Specialized REITs		3,933,812
Technology REITs (13.06%)
CoreSite Realty Corp.	6,226	754,902
Crown Castle International Corp.	4,567	865,447
CyrusOne, Inc.	10,981	809,849
Digital Realty Trust, Inc.	5,398	818,121
QTS Realty Trust, Inc., Class A	11,811	748,581
Total Technology REITs		3,996,900
TOTAL COMMON STOCKS
(Cost $27,233,525)		30,514,653

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.31%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $69,034)	0.02%	69,034	69,034

Investments Purchased with Collateral from Securities Loaned (0.08%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%
(Cost $25,258)		25,258	25,258
TOTAL SHORT TERM INVESTMENTS
(Cost $94,292)			94,292
TOTAL INVESTMENTS (100.02%)
(Cost $27,327,817)			$30,608,945
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.02%)			(6,400)
NET ASSETS - 100.00%			$30,602,545

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $616,441.

See Notes to Financial Statements.

15 | May 31, 2021

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2021 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS REIT Dividend Dogs ETF
ASSETS:
Investments, at value	$1,240,148,356	$196,092,573	$24,934,324	$30,608,945
Foreign currency, at value (Cost $–, $86,144, $9,561 and $–)	–	86,109	9,575	–
Foreign tax reclaims	–	349,010	3,927	7,139
Dividends receivable	4,993,228	907,527	127,602	20,655
Total Assets	1,245,141,584	197,435,219	25,075,428	30,636,739
LIABILITIES:
Payable to adviser	421,543	81,266	12,370	8,936
Payable for collateral upon return of securities loaned	–	3,293,910	281,133	25,258
Total Liabilities	421,543	3,375,176	293,503	34,194
NET ASSETS	$1,244,720,041	$194,060,043	$24,781,925	$30,602,545
NET ASSETS CONSIST OF:
Paid-in capital	$1,340,218,898	$234,779,953	$31,630,682	$37,988,705
Total Distributable earnings	(95,498,857)	(40,719,910)	(6,848,757)	(7,386,160)
NET ASSETS	$1,244,720,041	$194,060,043	$24,781,925	$30,602,545
INVESTMENTS, AT COST	$1,058,923,036	$184,891,655	$22,537,526	$27,327,817
PRICING OF SHARES:
Net Assets	$1,244,720,041	$194,060,043	$24,781,925	$30,602,545
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	22,809,141	6,700,000	1,000,000	650,000
Net Asset Value, offering and redemption price per share	$54.57	$28.96	$24.78	$47.08

See Notes to Financial Statements.

16 | May 31, 2021

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2021 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS REIT Dividend Dogs ETF
INVESTMENT INCOME:
Dividends*	$23,798,949	$4,148,688	$509,626	$1,245,676
Securities Lending Income	–	1,792	19,199	1,078
Total Investment Income	23,798,949	4,150,480	528,825	1,246,754
EXPENSES:
Investment adviser fees	2,231,704	420,251	69,710	49,373
Total Expenses	2,231,704	420,251	69,710	49,373
NET INVESTMENT INCOME	21,567,245	3,730,229	459,115	1,197,381
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	8,177,183	(4,992,149)	256,936	(4,067,286)
Net realized loss on foreign currency transactions	–	(17,921)	(12,893)	–
Total net realized gain/(loss)	8,177,183	(5,010,070)	244,043	(4,067,286)
Net change in unrealized appreciation on investments	236,851,573	29,118,117	3,328,983	7,900,088
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	–	382	2,266	178
Total net change in unrealized appreciation	236,851,573	29,118,499	3,331,249	7,900,266
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	245,028,756	24,108,429	3,575,292	3,832,980
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$266,596,001	$27,838,658	$4,034,407	$5,030,361
*Net of foreign tax withholding:	$–	$508,683	$62,552	$2,043

See Notes to Financial Statements.

17 | May 31, 2021

ALPS Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$21,567,245	$50,587,999
Net realized gain/(loss)	8,177,183	(88,409,933)
Net change in unrealized appreciation/(depreciation)	236,851,573	(103,423,993)
Net increase/(decrease) in net assets resulting from operations	266,596,001	(141,245,927)
Net Equalization Credits	72,118	3,589,268
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(19,673,879)	(51,189,402)
Total distributions	(19,673,879)	(51,189,402)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	26,424,288	152,957,639
Cost of shares redeemed	(36,140,420)	(699,792,739)
Net income equalization (Note 2)	(72,118)	(3,589,268)
Net decrease from share transactions	(9,788,250)	(550,424,368)
Net increase/(decrease) in net assets	237,205,990	(739,270,429)
NET ASSETS:
Beginning of period	1,007,514,051	1,746,784,480
End of period	$1,244,720,041	$1,007,514,051
OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	23,059,141	38,159,141
Shares sold	500,000	3,350,000
Shares redeemed	(750,000)	(18,450,000)
Shares outstanding, end of period	22,809,141	23,059,141

See Notes to Financial Statements.

18 | May 31, 2021

ALPS International Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$3,730,229	$5,343,294
Net realized loss	(5,010,070)	(5,677,330)
Net change in unrealized appreciation/(depreciation)	29,118,499	(16,870,424)
Net increase/(decrease) in net assets resulting from operations	27,838,658	(17,204,460)
Net Equalization Credits	169,932	21,476

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,302,895)	(8,323,715)
From tax return of capital	–	(309,701)
Total distributions	(2,302,895)	(8,633,416)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,093,394	15,489,973
Cost of shares redeemed	–	(64,962,269)
Net income equalization (Note 2)	(169,932)	(21,476)
Net increase/(decrease) from share transactions	21,923,462	(49,493,772)
Net increase/(decrease) in net assets	47,629,157	(75,310,172)

NET ASSETS:
Beginning of period	146,430,886	221,741,058
End of period	$194,060,043	$146,430,886

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	5,900,000	8,250,000
Shares sold	800,000	650,000
Shares redeemed	–	(3,000,000)
Shares outstanding, end of period	6,700,000	5,900,000

See Notes to Financial Statements.

19 | May 31, 2021

ALPS Emerging Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$459,115	$673,942
Net realized gain/(loss)	244,043	(2,081,382)
Net change in unrealized appreciation	3,331,249	552,602
Net increase/(decrease) in net assets resulting from operations	4,034,407	(854,838)
Net Equalization Credits	–	26,895

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(210,020)	(831,362)
Total distributions	(210,020)	(831,362)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	3,165,851
Cost of shares redeemed	–	(9,462,865)
Net income equalization (Note 2)	–	(26,895)
Net decrease from share transactions	–	(6,323,909)
Net increase/(decrease) in net assets	3,824,387	(7,983,214)

NET ASSETS:
Beginning of period	20,957,538	28,940,752
End of period	$24,781,925	$20,957,538

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,000,000	1,400,000
Shares sold	–	150,000
Shares redeemed	–	(550,000)
Shares outstanding, end of period	1,000,000	1,000,000

See Notes to Financial Statements.

20 | May 31, 2021

ALPS REIT Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020(a)
OPERATIONS:
Net investment income	$1,197,381	$1,103,770
Net realized gain/(loss)	(4,067,286)	5,165,077
Net change in unrealized appreciation/(depreciation)	7,900,266	(14,485,522)
Net increase/(decrease) in net assets resulting from operations	5,030,361	(8,216,675)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(748,300)	(1,494,087)
From tax return of capital	–	(336,997)
Total distributions	(748,300)	(1,831,084)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	19,287,844
Cost of shares redeemed	–	(36,184,766)
Net decrease from share transactions	–	(16,896,922)
Net increase/(decrease) in net assets	4,282,061	(26,944,681)

NET ASSETS:
Beginning of period	26,320,484	53,265,165
End of period	$30,602,545	$26,320,484

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	650,000	1,100,000
Shares sold	–	400,000
Shares redeemed	–	(850,000)
Shares outstanding, end of period	650,000	650,000

(a)	Prior to January 2, 2020, the ALPS REIT Dividend Dogs ETF was known as the Cohen & Steers Global Realty Majors ETF.

See Notes to Financial Statements.

21 | May 31, 2021

ALPS Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$43.69		$45.78	$44.26	$45.61	$42.29	$36.23

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.95		1.70	1.71	1.54	1.40	1.26
Net realized and unrealized gain/(loss)	10.80		(2.14)	1.34	(1.31)	3.39	6.15
Total from investment operations	11.75		(0.44)	3.05	0.23	4.79	7.41

DISTRIBUTIONS:
From net investment income	(0.87)		(1.65)	(1.53)	(1.58)	(1.42)	(1.34)
Tax return of capital	–		–	–	–	(0.05)	(0.01)
Total distributions	(0.87)		(1.65)	(1.53)	(1.58)	(1.47)	(1.35)

Net increase/(decrease) in net asset value	10.88		(2.09)	1.52	(1.35)	3.32	6.06
NET ASSET VALUE, END OF PERIOD	$54.57		$43.69	$45.78	$44.26	$45.61	$42.29
TOTAL RETURN(b)	27.18%		(0.27)%	7.26%	0.51%	11.59%	20.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,244,720		$1,007,514	$1,746,784	$2,166,709	$2,322,205	$1,702,405

Ratio of expenses to average net assets	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	3.87	%(c)	4.27%	3.97%	3.40%	3.24%	3.23%
Portfolio turnover rate(d)	45%		77%	55%	61%	48%	49%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.00	(f)	$0.12	$0.06	$0.04	$0.03	$0.06

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.
(f)	Less than $0.005.

See Notes to Financial Statements.

22 | May 31, 2021

ALPS International Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$24.82		$26.88	$25.14	$28.27	$22.84	$24.25

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.60		0.75	1.20	1.15	0.94	1.00
Net realized and unrealized gain/(loss)	3.92		(1.66)	1.69	(3.19)	5.41	(1.47)
Total from investment operations	4.52		(0.91)	2.89	(2.04)	6.35	(0.47)

DISTRIBUTIONS:
From net investment income	(0.38)		(1.11)	(1.15)	(1.09)	(0.92)	(0.94)
Tax return of capital	–		(0.04)	–	–	–	–
Total distributions	(0.38)		(1.15)	(1.15)	(1.09)	(0.92)	(0.94)

Net increase/(decrease) in net asset value	4.14		(2.06)	1.74	(3.13)	5.43	(1.41)
NET ASSET VALUE, END OF PERIOD	$28.96		$24.82	$26.88	$25.14	$28.27	$22.84
TOTAL RETURN(b)	18.32%		(3.08)%	11.79%	(7.47)%	28.21%	(1.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$194,060		$146,431	$221,741	$285,327	$349,184	$161,042

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.44	%(c)	3.22%	4.65%	4.16%	3.55%	4.28%
Portfolio turnover rate(d)	53%		79%	58%	72%	37%	47%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.03		$0.00 (f)	$0.04	$0.05	$0.12	$0.09
(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.
(f)	Less than $0.005.

See Notes to Financial Statements.

23 | May 31, 2021

ALPS Emerging Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$20.96		$20.67	$21.33	$24.29	$21.17	$20.78

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.46		0.56	0.89	0.91	0.80	0.67
Net realized and unrealized gain/(loss)	3.57		0.42	(0.33)	(3.02)	3.06	0.39
Total from investment operations	4.03		0.98	0.56	(2.11)	3.86	1.06

DISTRIBUTIONS:
From net investment income	(0.21)		(0.69)	(1.22)	(0.85)	(0.74)	(0.67)
Total distributions	(0.21)		(0.69)	(1.22)	(0.85)	(0.74)	(0.67)

Net increase/(decrease) in net asset value	3.82		0.29	(0.66)	(2.96)	3.12	0.39
NET ASSET VALUE, END OF PERIOD	$24.78		$20.96	$20.67	$21.33	$24.29	$21.17
TOTAL RETURN(b)	19.31%		5.20%	2.67%	(8.76)%	18.37%	5.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$24,782		$20,958	$28,941	$35,201	$47,356	$19,057
Ratio of expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.95	%(c)	2.92%	4.16%	3.88%	3.33%	3.11%
Portfolio turnover rate(d)	71%		93%	83%	85%	42%	68%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$–		$0.02	$0.01	$0.10	$0.05	$0.36

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

24 | May 31, 2021

ALPS REIT Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020 (a)		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$40.49		$48.42		$44.18	$45.37	$41.31	$42.25

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (b)	1.84		1.29		1.19	1.17	0.75	1.24
Net realized and unrealized gain/(loss)	5.90		(7.26)		4.45	(0.53)	4.45	(0.90)
Total from investment operations	7.74		(5.97)		5.64	0.64	5.20	0.34

DISTRIBUTIONS:
From net investment income	(1.15)		(1.57)		(1.40)	(1.83)	(1.14)	(1.28)
Tax return of capital	–		(0.39)		–	–	–	–
Total distributions	(1.15)		(1.96)		(1.40)	(1.83)	(1.14)	(1.28)
Net increase/(decrease) in net asset value	6.59		(7.93)		4.24	(1.19)	4.06	(0.94)
NET ASSET VALUE, END OF PERIOD	$47.08		$40.49		$48.42	$44.18	$45.37	$41.31
TOTAL RETURN(c)	19.49%		(11.77)%		13.00%	1.47%	12.77%	0.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$30,603		$26,320		$53,265	$55,222	$68,050	$80,550
Ratio of expenses to average net assets	0.35	%(d)	0.38	%(e)	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	8.49	%(d)	3.26%		2.56%	2.67%	1.71%	2.86%
Portfolio turnover rate(f)	61%		148%		10%	14%	10%	8%

(a)	Prior to January 2, 2020, the ALPS REIT Dividend Dogs ETF was known as the Cohen & Steers Global Realty Majors ETF.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Effective January 2, 2020 the Fund's Advisory Fee changed from 0.55% to 0.35%.

(f)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

25 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2021, the Trust consisted of seventeen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index. The investment objective of the ALPS REIT Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® REIT Dividend Dogs Index.

The shares of the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

26 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2021:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,238,710,573	$–	$–	$1,238,710,573
Short Term Investments	1,437,783	–	–	1,437,783
Total	$1,240,148,356	$–	$–	$1,240,148,356

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$192,496,898	$–	$–	$192,496,898
Short Term Investments	3,595,675	–	–	3,595,675
Total	$196,092,573	$–	$–	$196,092,573

27 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$24,598,629	$–	$–	$24,598,629
Short Term Investments	335,695	–	–	335,695
Total	$24,934,324	$–	$–	$24,934,324

ALPS REIT Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$30,514,653	$–	$–	$30,514,653
Short Term Investments	94,292	–	–	94,292
Total	$30,608,945	$–	$–	$30,608,945

*	For a detailed sector/country breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2021.

C. Foreign Securities

The ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including any amortization of premiums and accretion of discounts.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization

The ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF utilize the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statement of Changes in Net Assets.

28 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

H. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the ALPS REIT Dividend Dogs ETF (“RDOG”) will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of RDOG’s investment strategy results in RDOG investing in REIT shares, the percentage of RDOG’s dividend income received from REIT shares will likely exceed the percentage of RDOG’s portfolio that is comprised of REIT shares. Distributions received by RDOG from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from RDOG’s investments in REITs are reported to RDOG after the end of the calendar year; accordingly, RDOG estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to RDOG after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to RDOG’s investments in REITs, RDOG may also make distributions in excess of RDOG’s earnings and capital gains. Distributions, if any, in excess of RDOG’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

I. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2021.

The tax character of the distributions paid during the fiscal year ended November 30, 2020 was as follows:

Fund	Ordinary Income	Return of Capital
November 30, 2020
ALPS Sector Dividend Dogs ETF	$51,189,402	$–
ALPS International Sector Dividend Dogs ETF	8,323,715	309,701
ALPS Emerging Sector Dividend Dogs ETF	831,362	–
ALPS REIT Dividend Dogs ETF	1,494,087	336,997

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2020, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Sector Dividend Dogs ETF	$5,873,875	$282,971,785
ALPS International Sector Dividend Dogs ETF	4,077,689	43,546,573
ALPS Emerging Sector Dividend Dogs ETF	1,235,204	7,894,953
ALPS REIT Dividend Dogs ETF	3,736,361	3,152,502

29 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

As of May 31, 2021, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Sector Dividend Dogs ETF	$207,819,749	$(29,653,334)	$178,166,415	$1,061,981,941
ALPS International Sector Dividend Dogs ETF	20,435,928	(9,608,183)	10,827,745	185,264,828
ALPS Emerging Sector Dividend Dogs ETF	3,619,693	(1,338,672)	2,281,021	22,653,303
ALPS REIT Dividend Dogs ETF	4,248,743	(1,112,905)	3,135,838	27,473,107

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2021.

J. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2021, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

K. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

30 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS International Sector Dividend Dogs ETF	$5,974,711	$3,293,910	$3,012,905	$6,306,815
ALPS Emerging Sector Dividend Dogs ETF	277,190	281,133	–	281,133
ALPS REIT Dividend Dogs ETF	616,441	25,258	605,486	630,744

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2021:

ALPS International Sector Dividend Dogs ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$3,293,910	$–	$–	$–	$3,293,910
Total Borrowings					3,293,910
Gross amount of recognized liabilities for securities lending (collateral received)					$3,293,910

ALPS Emerging Sector Dividend Dogs ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$281,133	$–	$–	$–	$281,133
Total Borrowings					281,133
Gross amount of recognized liabilities for securities lending (collateral received)					$281,133

ALPS REIT Dividend Dogs ETF		Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$25,258	$–	$–	$–	$25,258
Total Borrowings					25,258
Gross amount of recognized liabilities for securities lending (collateral received)					$25,258

31 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Sector Dividend Dogs ETF	0.40%
ALPS International Sector Dividend Dogs ETF	0.50%
ALPS Emerging Sector Dividend Dogs ETF	0.60%
ALPS REIT Dividend Dogs ETF	0.35%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee receives (1) a quarterly retainer of $10,000, (2) a per meeting fee of $5,000, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2021, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$503,460,511	$500,947,000
ALPS International Sector Dividend Dogs ETF	88,581,623	87,243,846
ALPS Emerging Sector Dividend Dogs ETF	16,211,663	16,086,381
ALPS REIT Dividend Dogs ETF	17,544,518	17,057,126

For the six months ended May 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$26,414,461	$36,140,718
ALPS International Sector Dividend Dogs ETF	22,106,996	–

32 | May 31, 2021

ALPS ETF Trust

Notes to Financial Statements	May 31, 2021 (Unaudited)

For the six months ended May 31, 2021, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Sector Dividend Dogs ETF	$5,476,545

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Sector Dvidend Dogs ETF engaged in cross trades between other funds in the Trust during the six months ended May 31, 2021 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2021, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Sector Dividend Dogs ETF	$2,248,694	$–	$–

7. MARKET DISRUPTIONS RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause each Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities each Fund holds, and may adversely affect each Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of each Fund’s securities or other assets. Such impacts may adversely affect the performance of the Funds.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

33 | May 31, 2021

ALPS ETF Trust

Additional Information	May 31, 2021 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2020:

	Qualified Dividend Income	Dividend Received Deduction	199A
ALPS Sector Dividend Dogs ETF	100.00%	99.08%	0.00%
ALPS International Sector Dividend Dogs ETF	98.94%	0.00%	0.00%
ALPS Emerging Sector Dividend Dogs ETF	75.62%	0.00%	0.00%
ALPS REIT Dividend Dogs ETF	0.81%	0.00%	40.55%

In early 2021, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2020 via Form 1099. The Funds will notify shareholders in early 2022 of amounts paid to them by the Funds, if any, during the calendar year 2021.

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, and ALPS REIT Dividend Dogs ETF

The Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the Adviser or each Fund is the licensing of certain service marks and trade names of the Index Provider and of each Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Funds. The Index Provider has no obligation to take the needs of the Adviser or the Funds or the owners of each Fund into consideration in determining, composing or calculating each Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of each Fund to be issued or in the determination or calculation of the equation by which each Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of each Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, EACH FUND, OWNERS OF EACH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

34 | May 31, 2021

ALPS ETF Trust

Additional Information	May 31, 2021 (Unaudited)

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Index Provider is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of each Fund or the timing of the issuance or sale of each Fund or in the determination or calculation of the equation by which each Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of each Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by the Index Provider.

The S&P 500® is the property of Standard and Poor’s Financial Services LLC (“S&P”) and has been licensed by S&P for use by S-Network® Global Indexes, Inc. in connection with the S-Network® Sector Dividend Dogs Index (Ticker: SDOGX), the S-Network® International Sector Dividend Dogs Index (Ticker: IDOGX), the S-Network® Emerging Sector Dividend Dogs Index (Ticker: EDOGX), and the S-Network® REIT Dividend Dogs Index (Ticker: RDOGX).

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

35 | May 31, 2021

ALPS ETF Trust

Liquidity Risk Management Program	May 31, 2021 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 8, 2021, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

36 | May 31, 2021

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

BFOR

SEMI-ANNUAL REPORT

ALPS ETF TRUST | May 31, 2021

BARRON'S 400℠ ETF

(NYSE ARCA: BFOR)

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Additional Information	19
Liquidity Risk Management Program	21

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge.You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

Barron’s 400SM ETF

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

The Barron’s 400SM ETF (the “Fund” or “BFOR”) seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader Capital, LLC (the “Index Provider”) selects the 400 stocks from the MarketGrader U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Underlying Index components for certain criteria regarding concentration, market capitalization, and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	Since Inception^
Barron’s 400SM ETF – NAV	26.31%	54.45%	14.84%	12.19%
Barron’s 400SM ETF – Market Price*	26.31%	54.55%	14.84%	12.19%
Barron’s 400 IndexSM	26.78%	55.57%	15.58%	12.93%

Total Expense Ratio (per the current prospectus) is 0.70%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.724.0450.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on June 4, 2013.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The Barron’s 400 IndexSM, calculated by NYSE Arca or its affiliates, measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related rules-based criteria. The index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader Capital, LLC. Additional rules-based screening provides for sector and market cap diversification. The Underlying Index has been licensed by MarketGrader for use with the Barron’s 400SM ETF.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect Fund performance.

Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Barron’s 400SM ETF shares are not individually redeemable. Investors buy and sell shares of the Barron’s 400SM ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Barron’s 400SM ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1 | May 31, 2021

Barron’s 400SM ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings* (as of May 31, 2021)

Equifax, Inc.	0.33%
Kansas City Southern	0.32%
XPEL, Inc.	0.32%
Catalyst Pharmaceuticals, Inc.	0.32%
Medifast, Inc.	0.32%
LGI Homes, Inc.	0.31%
Century Communities, Inc.	0.31%
B Riley Financial, Inc.	0.31%
Tronox Holdings PLC	0.31%
EPAM Systems, Inc.	0.31%
Total % of Top 10 Holdings	3.16%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2021)

Growth of $10,000 (as of May 31, 2021)

Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

Barron's 400SM ETF (based on NAV)
Barron's 400SM ETF (based on Market)
Barron's 400 IndexSM
$28k
$26k
$24k
$22k
$20k
$18k
$16k
$14k
$12k
$10k
$8k
$26,435
$25,076
$25,071
6/4/13
5/31/14
5/31/15
5/31/16
5/31/17
5/31/18
5/31/19
5/31/20
5/31/21

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2021

Barron’s 400SM ETF

Disclosure of Fund Expenses	May 31, 2021 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2021.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by

$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expense Ratio(a)	Expenses Paid During Period 12/1/20 - 5/31/21(b)
Barron's 400 ETF
Actual	$1,000.00	$1,263.10	0.65%	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2021

Barron’s 400SM ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.08%)
Communication Services (2.73%)
Activision Blizzard, Inc.	3,636	$353,601
Alphabet, Inc., Class A(a)	162	381,810
Cable One, Inc.	184	334,063
DISH Network Corp., Class A(a)	8,757	381,105
Facebook, Inc., Class A(a)	1,214	399,078
Fox Corp., Class A	7,677	286,736
Gray Television, Inc.	16,917	393,489
Netflix, Inc.(a)	647	325,318
Nexstar Media Group, Inc.,
Class A	2,138	324,783
Take-Two Interactive Software,
Inc.(a)	1,960	363,698
TEGNA, Inc.	17,200	333,508
Total Communication Services		3,877,189

Consumer Discretionary (16.84%)
1-800-Flowers.com, Inc., Class A(a)(b)	11,048	336,633
Adtalem Global Education, Inc.(a)	8,387	305,119
Advance Auto Parts, Inc.	1,892	358,969
Amazon.com, Inc.(a)	110	354,538
America's Car-Mart, Inc.(a)	2,101	345,383
AutoZone, Inc.(a)	262	368,529
Best Buy Co., Inc.	2,990	347,558
Big Lots, Inc.	5,079	309,514
BorgWarner, Inc.	6,954	356,671
Brunswick Corp.	3,280	335,314
Buckle, Inc.	8,054	339,234
Century Communities, Inc.(a)	5,440	442,707
Container Store Group, Inc.(a)	19,493	264,325
Crocs, Inc.(a)	4,156	420,753
Deckers Outdoor Corp.(a)	1,001	335,775
Dick's Sporting Goods, Inc.(b)	4,429	431,960
Dollar General Corp.	1,752	355,586
Dollar Tree, Inc.(a)	3,111	303,323
Dorman Products, Inc.(a)	3,193	326,899
DR Horton, Inc.	4,073	388,116
eBay, Inc.	5,907	359,618
Etsy, Inc.(a)	1,570	258,626
Five Below, Inc.(a)	1,752	322,578
Floor & Decor Holdings, Inc., Class A(a)	3,445	338,678
General Motors Co.(a)	5,938	352,183
Grand Canyon Education, Inc.(a)	3,080	280,095
Helen of Troy, Ltd.(a)	1,458	306,880
Hibbett Sports, Inc.(a)	4,547	385,404
Home Depot, Inc.	1,202	383,330
Installed Building Products, Inc.	2,970	352,242
iRobot Corp.(a)	2,651	259,003
Johnson Outdoors, Inc., Class A	2,291	279,937
LCI Industries	2,355	351,013
Lennar Corp., Class B	4,703	368,292
LGI Homes, Inc.(a)	2,465	445,697
Lithia Motors, Inc., Class A	837	294,616
LKQ Corp.(a)	7,842	399,628

Security Description	Shares	Value
Consumer Discretionary (continued)
Lowe's Cos., Inc.	1,935	$376,996
M/I Homes, Inc.(a)	6,034	425,518
Malibu Boats, Inc., Class A(a)	3,688	289,213
MarineMax, Inc.(a)	5,536	284,716
Meritage Homes Corp.(a)	3,765	405,378
Nautilus, Inc.(a)(b)	15,886	286,107
NVR, Inc.(a)	72	351,881
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	3,741	323,372
OneWater Marine, Inc.(a)	7,914	389,685
O'Reilly Automotive, Inc.(a)	700	374,584
Peloton Interactive, Inc.(a)	3,141	346,484
Perdoceo Education Corp.(a)	27,509	335,335
Pool Corp.	986	430,438
PulteGroup, Inc.	6,910	399,329
Rent-A-Center, Inc., Class A	5,418	334,887
Revolve Group, Inc.(a)	6,422	356,036
Shutterstock, Inc.	3,683	334,232
Sleep Number Corp.(a)	2,387	266,127
Smith & Wesson Brands, Inc.	17,841	379,300
Sportsman's Warehouse Holdings, Inc.(a)	19,641	349,610
Sturm Ruger & Co., Inc.	4,717	372,360
Target Corp.	1,882	427,063
Tempur Sealy International, Inc.	8,807	339,070
TopBuild Corp.(a)	1,701	336,883
Tractor Supply Co.	1,992	361,946
Wayfair, Inc., Class A(a)(b)	1,078	330,450
Whirlpool Corp.	1,599	379,107
Williams-Sonoma, Inc.	2,449	415,203
Winnebago Industries, Inc.	3,991	295,174
XPEL, Inc.(a)(b)(c)	5,528	453,296
YETI Holdings, Inc.(a)	4,652	407,515
Total Consumer Discretionary		23,922,021

Consumer Staples (7.25%)
Altria Group, Inc.	6,861	337,699
Boston Beer Co., Inc., Class A(a)	307	324,855
Brown-Forman Corp., Class B	4,663	374,719
Bunge, Ltd.	4,294	372,805
Central Garden & Pet Co.(a)	6,467	355,232
Church & Dwight Co., Inc.	4,066	348,578
Clorox Co.	1,794	317,054
Colgate-Palmolive Co.	4,471	374,580
Conagra Brands, Inc.	9,088	346,253
Constellation Brands, Inc., Class A	1,470	352,388
Costco Wholesale Corp.	1,036	391,888
General Mills, Inc.	5,712	359,056
Hershey Co.	2,209	382,268
Ingles Markets, Inc., Class A	5,463	338,378
J M Smucker Co.	2,750	366,548
John B Sanfilippo & Son, Inc.	3,711	346,274
Kellogg Co.	5,596	366,482
Kroger Co.	9,469	350,164
Medifast, Inc.	1,346	447,209
Monster Beverage Corp.(a)	3,794	357,660

4 | May 31, 2021

Barron’s 400SM ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
Consumer Staples (continued)
National Beverage Corp.	6,467	$322,897
Nu Skin Enterprises, Inc., Class A	6,412	385,746
PepsiCo, Inc.	2,530	374,288
Procter & Gamble Co.	2,652	357,622
Spectrum Brands Holdings, Inc.	3,991	354,760
Sprouts Farmers Market, Inc.(a)	13,889	369,447
Turning Point Brands, Inc.	6,651	284,463
USANA Health Sciences, Inc.(a)	3,411	360,679
WD-40 Co.	1,143	279,806
Total Consumer Staples		10,299,798

Energy (0.48%)
International Seaways, Inc.	15,835	317,333
National Energy Services Reunited Corp.(a)(b)	28,054	359,933
Total Energy		677,266

Financials (19.77%)
1st Source Corp.	7,227	357,520
Allegiance Bancshares, Inc.	8,175	331,578
Allstate Corp.	2,928	399,994
Ameris Bancorp	6,072	333,596
Artisan Partners Asset Management, Inc., Class A	6,577	335,953
Axos Financial, Inc.(a)	6,533	309,730
B Riley Financial, Inc.	5,954	438,453
Bancorp, Inc.(a)	14,747	357,467
BancorpSouth Bank	10,002	305,861
City Holding Co.	4,058	325,533
Community Trust Bancorp, Inc.	7,459	329,539
Cowen Group, Inc., Class A(b)	9,123	358,808
Customers Bancorp, Inc.(a)	11,038	417,788
Eagle Bancorp, Inc.	6,217	355,239
Enova International, Inc.(a)	9,359	354,425
Enstar Group, Ltd.(a)	1,308	332,088
Evercore, Inc., Class A	2,411	351,668
FactSet Research Systems, Inc.	1,067	356,762
Federated Hermes, Inc.	11,019	350,404
Fidelity National Financial, Inc., Class A	8,077	379,538
First American Financial Corp.	6,140	394,863
First Bancorp	7,389	327,850
First Citizens BancShares, Inc.,Class A	399	343,379
First Financial Bancorp	13,649	347,640
First Financial Bankshares, Inc.	6,756	340,165
First Foundation, Inc.	14,270	358,177
First Horizon Corp.	19,425	370,435
First Republic Bank	1,991	381,157
Flagstar Bancorp, Inc.	6,934	317,577
Glacier Bancorp, Inc.	5,315	309,599
Goldman Sachs BDC, Inc.(b)	17,096	332,517
Hamilton Lane, Inc., Class A	3,850	347,924
HarborOne Bancorp, Inc.	24,922	370,092
Heartland Financial USA, Inc.	6,489	322,828
Hilltop Holdings, Inc.	9,028	335,390
Home BancShares, Inc.	12,041	329,442
Security Description	Shares	Value
Financials (continued)
HomeStreet, Inc.	6,943	$312,574
Houlihan Lokey, Inc.	4,986	373,402
Independent Bank Group, Inc.	4,398	346,343
Investors Bancorp, Inc.	22,919	341,035
Kearny Financial Corp.	26,561	348,215
Lakeland Financial Corp.	4,730	291,888
Lazard, Ltd., Class A	7,650	360,927
MarketAxess Holdings, Inc.	655	305,584
Meta Financial Group, Inc.	7,481	396,568
Metropolitan Bank Holding Corp.(a)	6,722	428,931
Moelis & Co., Class A	5,998	322,033
Moody's Corp.	1,145	383,976
National Bank Holdings Corp.,Class A	8,350	330,660
Old National Bancorp	16,668	317,525
Oppenheimer Holdings, Inc.	7,980	398,761
Park National Corp.	2,474	313,010
PennyMac Financial Services, Inc., Class A	5,213	326,386
PJT Partners, Inc., Class A	4,804	349,827
Popular, Inc.	4,698	383,404
Preferred Bank	5,239	357,771
Premier Financial Corp.	10,103	308,142
Prosperity Bancshares, Inc.	4,305	323,951
QCR Holdings, Inc.	7,275	347,818
S&P Global, Inc.	973	369,224
ServisFirst Bancshares, Inc.	5,619	390,296
SLM Corp.	19,709	399,107
Southside Bancshares, Inc.	8,622	369,366
Stewart Information Services Corp.	6,304	380,446
Stock Yards Bancorp, Inc.(b)	6,469	347,644
SVB Financial Group(a)	627	365,472
T Rowe Price Group, Inc.	1,969	376,768
Towers Watson & Co., Class A	4,523	378,937
Towne Bank	10,827	346,789
Triumph Bancorp, Inc.(a)	4,228	354,095
Truist Financial Corp.	5,823	359,745
Trustmark Corp.	9,713	325,871
UMB Financial Corp.	3,572	345,448
United Bankshares, Inc.	8,454	348,220
United Community Banks, Inc.	9,572	331,000
Valley National Bancorp	24,245	347,188
Virtu Financial, Inc., Class A	11,224	341,771
Walker & Dunlop, Inc.	3,122	317,008
Washington Trust Bancorp, Inc.	6,465	355,510
Western Alliance Bancorp	3,495	349,535
Total Financials		28,079,150

Health Care (14.37%)
Abbott Laboratories	2,868	334,552
AbbVie, Inc.	3,059	346,279
ABIOMED, Inc.(a)	1,098	312,469
Agilent Technologies, Inc.	2,757	380,824
Alexion Pharmaceuticals, Inc.(a)	2,211	390,352
Align Technology, Inc.(a)	625	368,844

5 | May 31, 2021

Barron’s 400SM ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
Health Care (continued)
Amneal Pharmaceuticals, Inc.(a)	50,325	$284,839
Baxter International, Inc.	4,296	352,788
Becton Dickinson and Co.	1,415	342,274
BioDelivery Sciences International, Inc.(a)	89,971	317,598
Bio-Rad Laboratories, Inc., Class A(a)	604	363,831
Bio-Techne Corp.	873	361,274
Blueprint Medicines Corp.(a)	3,277	299,354
Cardinal Health, Inc.	5,922	332,047
Catalent, Inc.(a)	3,277	343,528
Catalyst Pharmaceuticals, Inc.(a)	81,733	451,983
Cerner Corp.	4,698	367,618
Charles River Laboratories International, Inc.(a)	1,174	396,800
Chemed Corp.	750	368,505
Cigna Corp.	1,403	363,167
Co.-Diagnostics, Inc.(a)(b)	25,200	203,364
Cooper Cos, Inc.	886	348,597
Danaher Corp.	1,570	402,140
DaVita, Inc.(a)	3,151	378,341
Edwards Lifesciences Corp.(a)	4,174	400,287
Eli Lilly & Co.	1,776	354,738
Emergent BioSolutions, Inc.(a)	3,646	221,130
Fulgent Genetics, Inc.(a)(b)	3,101	229,691
HCA Healthcare, Inc.	1,828	392,636
Hologic, Inc.(a)	4,715	297,328
Humana, Inc.	841	368,106
IDEXX Laboratories, Inc.(a)	669	373,376
InfuSystem Holdings, Inc.(a)	17,242	318,977
Innoviva, Inc.(a)	28,265	380,164
Johnson & Johnson	2,101	355,594
Laboratory Corp. of America Holdings(a)	1,420	389,762
LeMaitre Vascular, Inc.	7,545	386,379
Masimo Corp.(a)	1,475	318,010
Medpace Holdings, Inc.(a)	2,085	348,320
Merck & Co., Inc.	4,353	330,349
Meridian Bioscience, Inc.(a)	13,901	288,585
Mettler-Toledo International, Inc.(a)	312	405,896
PerkinElmer, Inc.	2,692	390,528
Pfizer, Inc.	9,465	366,579
Premier, Inc., Class A	9,987	329,571
Quest Diagnostics, Inc.	2,764	363,936
Repligen Corp.(a)	1,716	313,359
ResMed, Inc.	1,766	363,531
Royalty Pharma PLC(b)	7,232	290,148
Sage Therapeutics, Inc.(a)	4,435	308,676
Select Medical Holdings Corp.	9,649	386,635
Thermo Fisher Scientific, Inc.	759	356,351
United Therapeutics Corp.(a)	2,035	378,307
Universal Health Services, Inc., Class B	2,483	396,361
Veeva Systems, Inc., Class A(a)	1,320	384,569
Waters Corp.(a)	1,257	405,068

Security Description	Shares	Value
Health Care (continued)
West Pharmaceutical Services, Inc.	1,237	$429,870
Zoetis, Inc.	2,187	386,399
Total Health Care		20,420,584

Industrials (13.84%)
3M Co.	1,814	368,315
Advanced Drainage Systems, Inc.	3,254	369,069
AO Smith Corp.	5,167	367,219
Atkore, Inc.(a)	4,693	362,300
Atlas Air Worldwide Holdings, Inc.(a)	5,809	435,268
Boise Cascade Co.	5,693	375,681
Booz Allen Hamilton Holding Corp.	4,269	362,566
BWX Technologies, Inc.	5,328	333,213
Cintas Corp.	974	344,348
Comfort Systems USA, Inc.	4,660	386,314
Copart, Inc.(a)	3,111	401,350
CoreLogic, Inc./United States	4,282	340,419
Cummins, Inc.	1,270	326,746
Deere & Co.	907	327,518
Dover Corp.	2,501	376,401
Emerson Electric Co.	3,808	364,388
Encore Wire Corp.	4,829	396,944
Equifax, Inc.	1,965	461,854
Expeditors International of Washington, Inc.	3,328	418,296
Fastenal Co.	7,108	377,008
FedEx Corp.	1,300	409,253
Fortive Corp.	5,070	367,676
Fortune Brands Home & Security, Inc.	3,790	390,976
FTI Consulting, Inc.(a)	2,625	361,069
Generac Holdings, Inc.(a)	1,040	341,869
Graco, Inc.	4,863	368,226
Huntington Ingalls Industries, Inc.	1,738	375,773
IES Holdings, Inc.(a)	7,299	387,285
Illinois Tool Works, Inc.	1,552	359,692
Jacobs Engineering Group, Inc.	2,723	386,884
JB Hunt Transport Services, Inc.	2,143	367,610
Kansas City Southern	1,543	459,320
Leidos Holdings, Inc.	3,583	368,153
Lockheed Martin Corp.	977	373,409
Masco Corp.	5,957	359,267
Matson, Inc.	4,522	292,347
Mueller Industries, Inc.	7,802	362,247
Mueller Water Products, Inc.	24,175	349,812
Nordson Corp.	1,645	364,680
Northrop Grumman Corp.	1,095	400,628
Old Dominion Freight Line, Inc.	1,481	393,131
Parker-Hannifin Corp.	1,094	337,116
Quanta Services, Inc.	3,887	370,625
Rockwell Automation, Inc.	1,312	346,001

6 | May 31, 2021

Barron’s 400SM ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
Industrials (continued)
Simpson Manufacturing Co., Inc.	3,104	$348,641
Snap-on, Inc.	1,538	391,606
Stanley Black & Decker, Inc.	1,784	386,771
Teledyne Technologies, Inc.(a)	866	363,261
Toro Co.	3,281	364,486
Trex Co., Inc.(a)	3,475	338,500
TriNet Group, Inc.(a)	4,048	304,976
UFP Industries, Inc.	4,711	374,619
WW Grainger, Inc.	871	402,541
Total Industrials		19,663,667

Information Technology (18.11%)
Adobe, Inc.(a)	746	376,417
Advanced Energy Industries, Inc.	3,155	321,842
Advanced Micro Devices, Inc.(a)	4,098	328,168
Alarm.com Holdings, Inc.(a)	3,828	313,437
Amdocs, Ltd.	4,172	325,833
Amphenol Corp., Class A	5,193	349,281
Analog Devices, Inc.	2,216	364,754
ANSYS, Inc.(a)	1,026	346,726
Apple, Inc.	2,701	336,572
Applied Materials, Inc.	2,862	395,328
Arista Networks, Inc.(a)	1,181	400,808
Aspen Technology, Inc.(a)	2,261	308,559
Autodesk, Inc.(a)	1,232	352,180
Automatic Data Processing, Inc.	1,801	353,032
Aviat Networks, Inc.(a)	10,556	390,150
Black Knight, Inc.(a)	4,349	319,173
Broadcom, Inc.	709	334,882
Broadridge Financial Solutions, Inc.	2,297	366,326
Cabot Microelectronics Corp.	1,876	289,523
Cadence Design Systems, Inc.(a)	2,621	332,841
Cambium Networks Corp.(a)	6,634	382,848
CDW Corp.	2,107	348,540
ChannelAdvisor Corp.(a)	14,127	335,234
Cirrus Logic, Inc.(a)	4,243	331,251
Cisco Systems, Inc.	6,828	361,201
Citrix Systems, Inc.	2,490	286,250
Clearfield, Inc.(a)	10,137	383,381
Cognex Corp.	4,070	323,117
Dell Technologies, Inc.(a)	3,808	375,621
Digital Turbine, Inc.(a)	4,266	282,281
Dolby Laboratories, Inc., Class A	3,365	328,222
Enphase Energy, Inc.(a)	2,039	291,679
Entegris, Inc.	3,216	368,071
EPAM Systems, Inc.(a)	912	435,571
EVERTEC, Inc.	8,932	388,810
Fair Isaac Corp.(a)	706	357,278
FormFactor, Inc.(a)	7,273	256,373
Fortinet, Inc.(a)	1,790	391,187
Gartner, Inc.(a)	1,809	419,399
II-VI, Inc.(a)(b)	4,724	318,256
Intel Corp.	5,235	299,023

Security Description	Shares	Value
Information Technology (continued)
Intuit, Inc.	857	$376,300
Keysight Technologies, Inc.(a)	2,466	351,109
KLA Corp.	1,124	356,184
Lam Research Corp.	620	402,907
Maxim Integrated Products, Inc.	3,760	383,558
Micron Technology, Inc.(a)	3,709	312,075
Microsoft Corp.	1,426	356,044
MKS Instruments, Inc.	1,906	358,766
Monolithic Power Systems, Inc.	989	339,346
NVIDIA Corp.	638	414,560
Oracle Corp.	5,074	399,527
Paychex, Inc.	3,460	349,944
PayPal Holdings, Inc.(a)	1,360	353,627
PTC, Inc.(a)	2,501	335,484
Qorvo, Inc.(a)	1,879	343,331
QUALCOMM, Inc.	2,537	341,328
salesforce.com, Inc.(a)	1,581	376,436
Skyworks Solutions, Inc.	1,873	318,410
SS&C Technologies Holdings, Inc.	4,930	364,179
Synopsys, Inc.(a)	1,448	368,284
Teradyne, Inc.	2,891	382,624
Texas Instruments, Inc.	1,915	363,505
Trade Desk, Inc., Class A(a)	441	259,370
TTEC Holdings, Inc.	3,663	397,106
Turtle Beach Corp.(a)	11,960	395,876
Ubiquiti, Inc.	974	293,680
Universal Display Corp.	1,484	320,336
VirnetX Holding Corp.(a)(b)	55,787	255,504
VMware, Inc., Class A(a)	2,294	362,200
Xilinx, Inc.	2,625	333,375
Xperi Corp.	13,907	297,888
Zebra Technologies Corp., Class A(a)	716	355,888
Zoom Video Communications, Inc., Class A(a)	1,012	335,508
Total Information Technology		25,723,684

Materials (4.94%)
Avery Dennison Corp.	1,879	414,376
Ball Corp.	4,043	332,173
Berry Global Group, Inc.(a)	5,815	396,641
Celanese Corp.	2,360	390,462
Crown Holdings, Inc.	3,496	360,927
Eagle Materials, Inc.	2,571	377,320
FMC Corp.	3,121	364,190
FutureFuel Corp.	22,523	231,311
Ingevity Corp.(a)	4,321	355,662
Louisiana-Pacific Corp.	6,283	422,280
Martin Marietta Materials, Inc.	1,003	364,741
Mosaic Co.	10,270	371,158
Myers Industries, Inc.	17,344	382,088
RPM International, Inc.	3,852	360,278
Scotts Miracle-Gro Co.	1,444	313,882
Sealed Air Corp.	7,512	427,132
Sherwin-Williams Co.	1,416	401,478

7 | May 31, 2021

Barron’s 400SM ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
Materials (continued)
Southern Copper Corp.	4,595	$320,455
Tronox Holdings PLC	18,595	436,611
Total Materials		7,023,165

Real Estate (0.26%)
VICI Properties, Inc.(b)	12,065	375,584

Utilities (0.49%)
PPL Corp.	11,985	348,883
Southern Co.	5,537	353,925
Total Utilities		702,808

TOTAL COMMON STOCKS
(Cost $107,423,009)		140,764,916

Security Description	Shares	Value
LIMITED PARTNERSHIPS (0.49%)
Energy (0.49%)
BP Midstream Partners LP	26,520	374,993
Cheniere Energy Partners LP	7,686	317,125
Total Energy		692,118

TOTAL LIMITED PARTNERSHIPS
(Cost $694,051)		692,118

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.82%)
Money Market Fund (0.34%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $485,104)	0.02%	485,104	485,104

Investments Purchased with Collateral from Securities Loaned (0.48%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%
(Cost $677,291)		677,291	677,291
TOTAL SHORT TERM INVESTMENTS
(Cost $1,162,395)			1,162,395
TOTAL INVESTMENTS (100.39%)
(Cost $109,279,455)			$142,619,429
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.39%)			(555,952)
NET ASSETS - 100.00%			$142,063,477

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,881,372.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2021, the market value of those securities was $453,296 representing 0.32% of net assets.

See Notes to Financial Statements.

8 | May 31, 2021

Barron’s 400SM ETF

Statement of Assets and Liabilities	May 31, 2021 (Unaudited)

ASSETS:
Investments, at value	$142,619,429
Cash	1,428
Dividends receivable	197,529
Total Assets	142,818,386

LIABILITIES:
Payable to adviser	77,618
Payable for collateral upon return of securities loaned	677,291
Total Liabilities	754,909
NET ASSETS	$142,063,477

NET ASSETS CONSIST OF:
Paid-in capital	$138,876,620
Total distributable earnings	3,186,857
NET ASSETS	$142,063,477

INVESTMENTS, AT COST	$109,279,455
PRICING OF SHARES
Net Assets	$142,063,477
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,400,000
Net Asset Value, offering and redemption price per share	$59.19

See Notes to Financial Statements.

9 | May 31, 2021

Barron’s 400SM ETF

Statement of Operations	For the Six Months Ended May 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,059,745
Securities Lending Income	7,135
Total Investment Income	1,066,880

EXPENSES:
Investment adviser fees	430,701
Net Expenses	430,701
NET INVESTMENT INCOME	636,179

REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	25,105,494
Net change in unrealized appreciation/depreciation on investments	4,980,857
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	30,086,351
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,722,530

(a)	Net of foreign tax withholding of $211.

See Notes to Financial Statements.

10 | May 31, 2021

Barron’s 400SM ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$636,179	$1,259,107
Net realized gain/(loss)	25,105,494	(6,883,800)
Net change in unrealized appreciation/depreciation	4,980,857	14,975,635
Net increase in net assets resulting from operations	30,722,530	9,350,942

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,218,700)	(1,017,716)
Total distributions	(1,218,700)	(1,017,716)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	61,715,289	–
Cost of shares redeemed	(67,448,761)	(37,189,939)
Net decrease from capital share transactions	(5,733,472)	(37,189,939)
Net increase/(decrease) in net assets	23,770,358	(28,856,713)

NET ASSETS:
Beginning of period	118,293,119	147,149,832
End of period	$142,063,477	$118,293,119

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,500,000	3,500,000
Shares sold	1,100,000	–
Shares redeemed	(1,200,000)	(1,000,000)
Shares outstanding, end of period	2,400,000	2,500,000

See Notes to Financial Statements.

11 | May 31, 2021

Barron’s 400SM ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$47.32		$42.04	$40.42	$41.54	$34.35	$31.75

INCOME FROM OPERATIONS:
Net investment income(a)	0.26		0.43	0.44	0.40	0.29	0.33
Net realized and unrealized gain/(loss)	12.10		5.14	1.51	(1.27)	7.17	2.53
Total from investment operations	12.36		5.57	1.95	(0.87)	7.46	2.86

DISTRIBUTIONS:
From net investment income	(0.49)		(0.29)	(0.33)	(0.25)	(0.27)	(0.26)
Total distributions	(0.49)		(0.29)	(0.33)	(0.25)	(0.27)	(0.26)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	11.87		5.28	1.62	(1.12)	7.19	2.60
NET ASSET VALUE, END OF PERIOD	$59.19		$47.32	$42.04	$40.42	$41.54	$34.35
TOTAL RETURN(b)	26.31%		13.33%	5.00%	(2.12)%	21.87%	9.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$142,063		$118,293	$147,150	$163,708	$205,601	$178,612

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.96	%(c)	1.08%	1.10%	0.93%	0.78%	1.07%
Portfolio turnover rate(d)	45%		83%	109%	88%	84%	88%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

12 | May 31, 2021

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2021, the Trust consisted of seventeen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

13 | May 31, 2021

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2021 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$140,764,916	$– $	– $	140,764,916
Limited Partnerships*	692,118	–	–	692,118
Short Term Investments	1,162,395	–	–	1,162,395
Total	$142,619,429	$– $	– $	142,619,429

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

14 | May 31, 2021

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2021 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2021.

The tax character of the distributions paid during the fiscal year ended November 30, 2020 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2020
Barron’s 400℠ ETF	$1,017,716	$–	$–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2020, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Barron’s 400℠ ETF	$37,276,443	$18,250,027

As of May 31, 2021, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Barron’s 400℠ ETF
Gross appreciation (excess of value over tax cost)	$36,167,508
Gross depreciation (excess of tax cost over value)	(2,398,735)
Net unrealized appreciation (depreciation)	$33,768,773
Cost of investments for income tax purposes	$108,850,656

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2021.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

15 | May 31, 2021

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2021 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2021:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Barron's 400 ETF	$3,881,372	$677,291	$3,314,840	$3,992,131

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2021:

Barron's 400 ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$677,291	$–	$–	$–	$677,291
Total Borrowings					677,291
Gross amount of recognized liabilities for securities lending (collateral received)					$677,291

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

16 | May 31, 2021

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2021 (Unaudited)

Each Trustee receives (1) a quarterly retainer of $10,000, (2) a per meeting fee of $5,000, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2021, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$58,431,813	$59,985,464

For the year ended May 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$61,418,958	$66,523,694

For the six months ended May 31, 2021, the Barron's 400 ETF had in-kind net realized gains of $24,654,403.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2021 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2021, were as follows:

Fund	Purchase cost paid		Sale proceeds received	Realized gain/(loss) on sales
Barron's 400 ETF	$	_	$717,209	$(17,283)

17 | May 31, 2021

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2021 (Unaudited)

7. MARKET DISRUPTIONS RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Fund’s securities or other assets. Such impacts may adversely affect the performance of the Fund.

8. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

18 | May 31, 2021

Barron’s 400SM ETF

Additional Information	May 31, 2021 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Barron’s 400 ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2020:

	Qualified Dividend Income	Dividend Received Deduction
Barron's 400 ETF	100.00%	100.00%

In early 2021, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2020 via Form 1099. The Funds will notify shareholders in early 2022 of amounts paid to them by the Funds, if any, during the calendar year 2021.

LICENSING AGREEMENT

MarketGrader Capital, LLC (the “Index Provider”) has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. The Index Provider also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. The Index Provider in turn has entered into the Sublicense Agreement with ALPS Advisers, Inc. to use the Underlying Index. The following disclosure relates to such licensing agreements:

The Barron’s 400 ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the ALPS Advisors, Inc. (the “Adviser”) or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Barron’s 400 IndexSM” is calculated and published by MarketGrader Capital, LLC (“MarketGrader”). “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. or its affiliates and have been licensed to MarketGrader and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (“Sub-Licensee”). The Barron’s 400 ETF (the “Product”) is not sponsored, endorsed, sold or promoted by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund particularly. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in connection with its licensing of the Barron’s 400 Index to MarketGrader or the sublicense to Licensee. DJC and its affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 Index or the Product.

19 | May 31, 2021

Barron’s 400SM ETF

Additional Information	May 31, 2021 (Unaudited)

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONESAND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

20 | May 31, 2021

Barron’s 400SM ETF

Liquidity Risk Management Program	May 31, 2021 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 8, 2021, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

21 | May 31, 2021

Semi-Annual Report

May 31, 2021

RiverFront Dynamic Core Income ETF (NYSE ARCA: RFCI)

RiverFront Dynamic Unconstrained Income ETF (NYSE ARCA: RFUN)

RiverFront Dynamic US Dividend Advantage ETF (NYSE ARCA: RFDA)

RiverFront Dynamic US Flex-Cap ETF (NYSE ARCA: RFFC)

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview
RiverFront Dynamic Core Income ETF	1
RiverFront Dynamic Unconstrained Income ETF	3
RiverFront Dynamic US Dividend Advantage ETF	5
RiverFront Dynamic US Flex-Cap ETF	7
RiverFront Strategic Income Fund	9
Disclosure of Fund Expenses	11
Financial Statements
Schedule of Investments
RiverFront Dynamic Core Income ETF	12
RiverFront Dynamic Unconstrained Income ETF	17
RiverFront Dynamic US Dividend Advantage ETF	21
RiverFront Dynamic US Flex-Cap ETF	23
RiverFront Strategic Income Fund	25
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets
RiverFront Dynamic Core Income ETF	30
RiverFront Dynamic Unconstrained Income ETF	31
RiverFront Dynamic US Dividend Advantage ETF	32
RiverFront Dynamic US Flex-Cap ETF	33
RiverFront Strategic Income Fund	34
Financial Highlights	35
Notes to Financial Statements	40
Additional Information	48
Liquidity Risk Management Program	49

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

alpsfunds.com

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

RiverFront Dynamic Core Income ETF (the “Fund” or “RFCI”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations.

Performance (as of May 31, 2021)

	6 Months	1 Year	3 Year	Since Inception^
RiverFront Dynamic Core Income ETF – NAV	-2.20%	-1.02%	4.36%	2.62%
RiverFront Dynamic Core Income ETF – Market Price*	-2.16%	-1.70%	4.32%	2.61%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index	-2.16%	-0.40%	5.06%	3.05%

Total Expense Ratio (per the current prospectus) is 0.54%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 14, 2016.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

Bloomberg Barclays U.S. Aggregate Bond Total Return Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Core Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Core Income ETF.

1 | May 31, 2021

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2021)

United States Treasury Bond 2/15/2028 2.75%	6.49%
United States Treasury Note 10/31/2025 3.00%	3.25%
United States Treasury Note 11/15/2021 2.88%	2.98%
United States Treasury Note 10/31/2023 2.88%	1.87%
United States Treasury Bond 2/15/2041 1.88%	1.83%
United States Treasury Bond 2/15/2051 1.88%	1.76%
AT&T, Inc. 12/01/2033 2.55%	1.68%
Bank of America Corp 10/22/2026 4.25%	1.64%
Wells Fargo & Co. 04/22/2026 3.00%	1.39%
JPMorgan Chase & Co 10/01/2027 4.25%	1.30%
Total % of Top 10 Holdings	24.20%

*	% of Total Investments.
^	Excludes Money Market Fund

Asset Allocation* (as of May 31, 2021)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2021

RiverFront Dynamic Unconstrained Income ETF

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

RiverFront Dynamic Unconstrained Income ETF (the “Fund” or “RFUN”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations.

Performance (as of May 31, 2021)

	6 Months	1 Year	3 Year	Since Inception^
RiverFront Dynamic Unconstrained Income ETF – NAV	2.34%	7.88%	5.57%	5.36%
RiverFront Dynamic Unconstrained Income ETF – Market Price*	2.54%	7.88%	5.54%	5.39%
ICE BofAML U.S. High Yield Master II Total Return Index	4.26%	15.17%	6.79%	7.14%

Total Expense Ratio (per the current prospectus) is 0.55%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 14, 2016.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

ICE BofAML U.S. High Yield Master II Total Return Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. Domestic market. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Unconstrained Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Unconstrained Income ETF.

3 | May 31, 2021

RiverFront Dynamic Unconstrained Income ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2021)

iShares iBoxx High Yield Corporate Bond ETF	5.06%
Xtrackers USD High Yield Corporate Bond ETF	4.84%
Ford Motor Co.	2.23%
Ford Motor Credit Co. LLC	1.71%
CSC Holdings LLC	1.68%
Occidental Petroleum Corp.	1.65%
Altice France SA	1.49%
Mattel, Inc.	1.31%
L Brands, Inc.	1.30%
TransDigm, Inc.	1.28%
Total % of Top 10 Holdings	22.55%

*	% of Total Investments.

^	Excludes Money Market Fund

Asset Allocation* (as of May 31, 2021)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2021

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

RiverFront Dynamic US Dividend Advantage ETF (the “Fund” or “RFDA”) seeks to provide capital appreciation and dividend income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies with the potential for dividend income. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance (as of May 31, 2021)

	6 Months	1 Year	3 Year	Since Inception^
RiverFront Dynamic US Dividend Advantage ETF – NAV	16.23%	36.61%	12.12%	13.39%
RiverFront Dynamic US Dividend Advantage ETF – Market Price*	16.23%	36.53%	12.08%	13.39%
S&P 500® Total Return Index	16.95%	40.32%	18.00%	17.08%

Total Expense Ratio (per the current prospectus) is 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Dividend Advantage ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Dividend Advantage ETF.

5 | May 31, 2021

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings* (as of May 31, 2021)

Microsoft Corp.	6.78%
Apple, Inc.	4.40%
Amazon.com, Inc.	3.99%
Bank of America Corp.	2.59%
Visa, Inc.	2.42%
Broadcom, Inc.	2.33%
Oracle Corp.	2.14%
Intel Corp.	2.00%
Eli Lilly & Co.	1.96%
Coca-Cola Co.	1.94%
Total % of Top 10 Holdings	30.55%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Asset Allocation* (as of May 31, 2021)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2021

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

RiverFront Dynamic US Flex-Cap ETF (the “Fund” or “RFFC”) seeks to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance (as of May 31, 2021)

	6 Months	1 Year	3 Year	Since Inception^
RiverFront Dynamic US Flex-Cap ETF – NAV	16.28%	38.86%	10.41%	12.99%
RiverFront Dynamic US Flex-Cap ETF – Market Price*	16.22%	38.86%	10.37%	12.99%
S&P Composite 1500® Total Return Index	17.92%	42.00%	17.56%	16.86%

Total Expense Ratio (per the current prospectus) is 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

S&P Composite 1500® Total Return Index is the Standard & Poor’s broad-based unmanaged capitalization-weighted index comprising 1,500 stocks of Large-cap, Mid-cap, and Small-cap U.S. companies. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Flex-Cap ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Flex-Cap ETF.

7 | May 31, 2021

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings* (as of May 31, 2021)

Microsoft Corp.	5.17%
Apple, Inc.	4.83%
Amazon.com, Inc.	3.21%
UnitedHealth Group, Inc.	1.70%
Visa, Inc.	1.64%
PayPal Holdings, Inc.	1.52%
Mastercard, Inc.	1.43%
Progressive Corp.	1.34%
Procter & Gamble Co.	1.32%
Facebook, Inc.	1.30%
Total % of Top 10 Holdings	23.46%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Asset Allocation* (as of May 31, 2021)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8 | May 31, 2021

RiverFront Strategic Income Fund

Performance Overview	May 31, 2021 (Unaudited)

Investment Objective

The RiverFront Strategic Income Fund (the “Fund” or “RIGS”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund utilizes various investment strategies in a broad array of fixed income sectors.

Performance (as of May 31, 2021)

	6 Months	1 Year	5 Year	Since Inception^
RiverFront Strategic Income Fund – NAV	1.24%	5.24%	4.10%	4.06%
RiverFront Strategic Income Fund – Market Price*	1.37%	6.96%	4.09%	4.05%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index	-2.16%	-0.40%	3.25%	3.40%

Total Expense Ratio (per the current prospectus) is 0.48%. The Fund’s management fees consist of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on October 8, 2013.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. The duration number is a calculation involving present value, yield, coupon, final maturity and call features. The bigger the duration number, the greater the interest-rate risk or reward for bond prices. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Bloomberg Barclays U.S. Aggregate Bond Total Return Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Strategic Income Fund is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the RiverFront Strategic Income Fund.

9 | May 31, 2021

RiverFront Strategic Income Fund

Performance Overview	May 31, 2021 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2021)

U.S. Treasury Bond 1.13% 02/15/2031	3.58%
U.S. Treasury Bond 2.00% 02/15/2050	1.56%
CIT Group, Inc.	1.53%
JPMorgan Chase & Co.	1.31%
Citigroup, Inc.	1.30%
PulteGroup, Inc.	1.30%
Bank of America Corp.	1.30%
Goldman Sachs Group, Inc.	1.28%
Vistra Operations Co. LLC	1.24%
DR Horton, Inc.	1.24%
Total % of Top 10 Holdings	15.64%

*	% of Total Investments.

^	Excludes Money Market Fund

Asset Allocation* (as of May 31, 2021)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2021)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10 | May 31, 2021

RiverFront ETFs

Disclosure of Fund Expenses	May 31, 2021 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2021.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expense Ratio(a)	Expenses Paid During Period 12/1/20 - 5/31/21(b)
RiverFront Dynamic Core Income ETF
Actual	$1,000.00	$978.00	0.51%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	0.51%	$2.57
RiverFront Dynamic Unconstrained Income ETF
Actual	$1,000.00	$1,023.40	0.51%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	0.51%	$2.57
RiverFront Dynamic US Dividend Advantage ETF
Actual	$1,000.00	$1,162.30	0.52%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Dynamic US Flex-Cap ETF
Actual	$1,000.00	$1,162.80	0.52%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Strategic Income Fund
Actual	$1,000.00	$1,012.40	0.46%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

11 | May 31, 2021

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (72.35%)
Communications (7.81%)
Alphabet, Inc.
2.00%, 08/15/2026	$175,000	$183,739
AT&T, Inc.
3.40%, 05/15/2025	114,000	125,080
2.55%, 12/01/2033(a)	1,802,000	1,744,218
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,000,000	1,138,137
Comcast Corp.
3.60%, 03/01/2024	63,000	68,519
3.55%, 05/01/2028	175,000	194,627
4.15%, 10/15/2028	961,000	1,109,252
Discovery Communications LLC
2.95%, 03/20/2023	61,000	63,544
3.95%, 03/20/2028	114,000	125,284
Time Warner Cable LLC
4.00%, 09/01/2021	82,000	82,216
T-Mobile USA, Inc.
4.00%, 04/15/2022	175,000	179,483
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	57,000	57,990
3.15%, 09/17/2025	39,000	42,477
VeriSign, Inc.
4.63%, 05/01/2023	175,000	175,610
Verizon Communications, Inc.
3.38%, 02/15/2025	749,000	816,571
3M US L + 1.10%, 05/15/2025(b)	101,000	103,902
4.33%, 09/21/2028	175,000	201,468
4.02%, 12/03/2029	100,000	113,047
ViacomCBS, Inc.
3.50%, 01/15/2025	324,000	350,111
3.70%, 06/01/2028	39,000	42,855
Walt Disney Co.
3.00%, 09/15/2022	114,000	118,135
2.00%, 09/01/2029	1,100,000	1,096,488
Total Communications		8,132,753

Consumer Discretionary (5.46%)
ADT Security Corp.
4.13%, 06/15/2023	82,000	85,387
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	240,000	260,941
3.40%, 12/06/2027	175,000	191,429
Amazon.com, Inc.
3.15%, 08/22/2027	357,000	394,221
American Honda Finance Corp.
2.60%, 11/16/2022	132,000	136,462
CoreCivic, Inc.
4.63%, 05/01/2023	175,000	173,695
eBay, Inc.
3.45%, 08/01/2024	114,000	123,134
Security Description	Principal Amount	Value
Consumer Discretionary (continued)
General Motors Financial Co., Inc.
4.38%, 09/25/2021	$57,000	$57,728
3.70%, 05/09/2023	306,000	322,435
3.60%, 06/21/2030	948,000	1,016,356
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	1,000,000	1,044,948
Home Depot, Inc.
2.70%, 04/01/2023	240,000	249,590
Lowe’s Cos., Inc.
2.50%, 04/15/2026	114,000	121,147
3.10%, 05/03/2027	114,000	124,173
Marriott International, Inc.
4.00%, 04/15/2028(c)	163,000	176,855
McDonald’s Corp.
3.70%, 01/30/2026	175,000	194,784
3.50%, 03/01/2027	57,000	63,087
Starbucks Corp.
3.85%, 10/01/2023	175,000	188,082
Toyota Motor Corp.
3.42%, 07/20/2023	429,000	457,180
Toyota Motor Credit Corp.
3M US L + 0.39%, 01/11/2023(b)	175,000	176,156
3.20%, 01/11/2027	114,000	126,150
Total Consumer Discretionary		5,683,940

Consumer Staples (3.78%)
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	831,000	928,869
4.00%, 04/13/2028	1,114,000	1,266,003
Constellation Brands, Inc.
2.70%, 05/09/2022	57,000	58,164
4.25%, 05/01/2023	175,000	187,497
4.75%, 12/01/2025	57,000	66,015
Kroger Co.
3.70%, 08/01/2027	58,000	65,005
PepsiCo, Inc.
1.70%, 10/06/2021	429,000	430,720
3.10%, 07/17/2022	175,000	179,837
Procter & Gamble Co.
2.45%, 11/03/2026	175,000	188,186
Walmart, Inc.
3.40%, 06/26/2023	167,000	177,327
3.30%, 04/22/2024	175,000	188,672
3.70%, 06/26/2028	175,000	198,849
Total Consumer Staples		3,935,144

Energy (6.48%)
BP Capital Markets America, Inc.
3.25%, 05/06/2022	612,000	629,551
BP Capital Markets PLC
3.51%, 03/17/2025	163,000	179,635
3.72%, 11/28/2028	114,000	127,612

See Notes to Financial Statements.

12 | May 31, 2021

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Energy (continued)
Chevron Corp.
2.90%, 03/03/2024	$306,000	$325,781
3.33%, 11/17/2025	175,000	193,618
2.95%, 05/16/2026	172,000	187,067
ConocoPhillips
3.75%, 10/01/2027(a)	122,000	137,141
ConocoPhillips Co.
4.95%, 03/15/2026	114,000	132,924
Continental Resources, Inc.
4.50%, 04/15/2023	175,000	182,926
3.80%, 06/01/2024	175,000	183,981
Energy Transfer LP
3.60%, 02/01/2023	104,000	108,200
4.25%, 03/15/2023	35,000	36,864
Enterprise Products Operating LLC
3.35%, 03/15/2023	306,000	319,828
Exxon Mobil Corp.
3.04%, 03/01/2026	429,000	467,609
Halliburton Co.
3.80%, 11/15/2025	10,000	11,092
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	175,000	193,118
Marathon Oil Corp.
4.40%, 07/15/2027	39,000	43,907
Marathon Petroleum Corp.
3.80%, 04/01/2028	114,000	125,963
MPLX LP
4.50%, 07/15/2023	163,000	174,756
ONEOK Partners LP
3.38%, 10/01/2022	306,000	315,552
Ovintiv Exploration, Inc.
5.63%, 07/01/2024	175,000	194,810
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	240,000	259,022
5.75%, 05/15/2024	114,000	128,774
Schlumberger Investment SA
3.65%, 12/01/2023	491,000	526,339
Shell International Finance BV
2.88%, 05/10/2026	175,000	190,297
2.75%, 04/06/2030	1,000,000	1,051,797
Williams Cos., Inc.
4.55%, 06/24/2024	114,000	126,205
3.90%, 01/15/2025	184,000	201,970
Total Energy		6,756,339

Financials (25.36%)
Aflac, Inc.
3.63%, 11/15/2024	240,000	263,956
Aircastle, Ltd.
5.50%, 02/15/2022	240,000	248,105
Ally Financial, Inc.
4.13%, 02/13/2022	447,000	458,599
American International Group, Inc.
4.13%, 02/15/2024	102,000	111,537
3.90%, 04/01/2026	114,000	127,303
Security Description	Principal Amount	Value
Financials (continued)
Bank of America Corp.
3M US L + 0.77%, 02/05/2026(b)	$612,000	$619,166
4.25%, 10/22/2026	1,494,000	1,703,133
Bank of Montreal
1.90%, 08/27/2021	612,000	614,623
2.35%, 09/11/2022	175,000	179,915
2.55%, 11/06/2022	114,000	117,645
Bank of New York Mellon Corp.
3M US L + 1.05%, 10/30/2023(b)	299,000	303,008
3.25%, 05/16/2027	42,000	46,373
Barclays PLC
3M US L + 1.38%, 05/16/2024(b)	306,000	311,682
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	306,000	335,859
BNP Paribas SA
3.25%, 03/03/2023	163,000	171,765
Boston Properties LP
3.85%, 02/01/2023	491,000	514,422
Capital One Financial Corp.
3.50%, 06/15/2023	372,000	395,324
3.30%, 10/30/2024	82,000	88,719
3.80%, 01/31/2028	33,000	37,035
Charles Schwab Corp.
2.65%, 01/25/2023	175,000	181,531
Chubb INA Holdings, Inc.
2.70%, 03/13/2023	72,000	75,147
3.35%, 05/03/2026	295,000	324,687
Citigroup, Inc.
3M US L + 1.43%, 09/01/2023(b)	306,000	310,602
4.45%, 09/29/2027	175,000	200,435
6.63%, 06/15/2032	618,000	837,176
CME Group, Inc.
3.75%, 06/15/2028	57,000	64,673
Cooperatieve Rabobank UA
4.63%, 12/01/2023	306,000	336,268
Credit Suisse Group AG
4.55%, 04/17/2026	278,000	315,640
Deutsche Bank AG
4.25%, 10/14/2021	175,000	177,457
3.95%, 02/27/2023	114,000	120,225
Discover Bank
3.20%, 08/09/2021	57,000	57,179
4.65%, 09/13/2028	163,000	189,192
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(b)	491,000	495,612
3M US L + 1.60%, 11/29/2023(b)	306,000	315,851
3.50%, 11/16/2026	35,000	38,274
5.95%, 01/15/2027	857,000	1,048,206
Host Hotels & Resorts LP
4.00%, 06/15/2025	114,000	123,395

See Notes to Financial Statements.

13 | May 31, 2021

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Financials (continued)
HSBC Holdings PLC
4.30%, 03/08/2026	$163,000	$184,962
3.90%, 05/25/2026	240,000	268,042
3M US L + 1.38%, 09/12/2026(b)	175,000	180,612
4.38%, 11/23/2026	114,000	129,117
Huntington Bancshares, Inc.
4.00%, 05/15/2025	39,000	43,497
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	114,000	126,899
3.10%, 09/15/2027	158,000	172,590
3.75%, 09/21/2028	175,000	195,569
International Lease Finance Corp.
5.88%, 08/15/2022	163,000	173,114
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	1,000,000	1,038,755
JPMorgan Chase & Co.
3.38%, 05/01/2023	240,000	253,836
3M US L + 1.23%, 10/24/2023(b)	710,000	720,696
4.25%, 10/01/2027	1,166,000	1,343,461
KeyBank NA/Cleveland OH
3.38%, 03/07/2023	163,000	171,865
Lincoln National Corp.
3.35%, 03/09/2025	240,000	260,679
3.80%, 03/01/2028	57,000	63,600
M&T Bank Corp.
3M US L + 0.68%, 07/26/2023(b)	306,000	309,419
MetLife, Inc.
3.60%, 04/10/2024	297,000	323,294
6.50%, 12/15/2032	39,000	54,699
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	240,000	269,737
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	175,000	178,659
3M US L + 1.00%, 09/11/2024(b)	612,000	619,453
3.17%, 09/11/2027	57,000	62,186
Morgan Stanley
3M US L + 1.40%, 10/24/2023(b)	612,000	622,433
5.00%, 11/24/2025	372,000	431,789
3.63%, 01/20/2027	472,000	525,934
National Australia Bank, Ltd.
2.50%, 07/12/2026	57,000	60,812
Natwest Group PLC
3M US L + 1.48%, 05/15/2023(b)	240,000	247,044
3M US L + 1.47%, 05/15/2023(b)	306,000	309,434
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	240,000	263,080
3.45%, 04/23/2029	948,000	1,050,350
Security Description	Principal Amount	Value
Financials (continued)
Prudential Financial, Inc.
4.50%, 11/16/2021	$114,000	$116,228
Simon Property Group LP
3.38%, 10/01/2024	57,000	61,459
3.38%, 12/01/2027	114,000	124,329
Starwood Property Trust, Inc.
5.00%, 12/15/2021	163,000	164,275
State Street Corp.
3.30%, 12/16/2024	175,000	192,108
3.55%, 08/18/2025	82,000	91,487
Truist Bank
3.30%, 05/15/2026	240,000	264,366
UBS Group AG
3.49%, 05/23/2023(a)	114,000	117,465
4.13%, 09/24/2025(a)	102,000	114,527
4.13%, 04/15/2026(a)	57,000	64,168
US Bancorp
2.63%, 01/24/2022	114,000	115,590
3.00%, 03/15/2022	240,000	244,975
Visa, Inc.
3.15%, 12/14/2025	175,000	192,067
2.75%, 09/15/2027	163,000	176,658
Wells Fargo & Co.
3M US L + 1.23%, 10/31/2023(b)	173,000	175,589
3.00%, 04/22/2026	1,330,000	1,442,024
Westpac Banking Corp.
3.65%, 05/15/2023	175,000	186,590
2.70%, 08/19/2026	57,000	61,423
Total Financials		26,420,664

Health Care (8.53%)
AbbVie, Inc.
2.90%, 11/06/2022	372,000	385,531
3.85%, 06/15/2024	183,000	199,139
3.60%, 05/14/2025	57,000	62,356
3.20%, 11/21/2029	1,000,000	1,074,229
Aetna, Inc.
3.50%, 11/15/2024	175,000	190,461
Amgen, Inc.
3.63%, 05/22/2024	240,000	260,584
Anthem, Inc.
3.50%, 08/15/2024	57,000	61,779
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	669,000	743,660
Cigna Corp.
3.00%, 07/15/2023	296,000	310,889
4.38%, 10/15/2028	132,000	152,516
CVS Health Corp.
4.30%, 03/25/2028	810,000	928,650
DaVita, Inc.
4.63%, 06/01/2030(a)	1,000,000	1,021,195
Eli Lilly & Co.
2.75%, 06/01/2025	39,000	41,882

See Notes to Financial Statements.

14 | May 31, 2021

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Health Care (continued)
Gilead Sciences, Inc.
4.40%, 12/01/2021	$114,000	$115,176
2.50%, 09/01/2023	114,000	118,957
HCA, Inc.
5.38%, 09/01/2026	1,000,000	1,132,500
Johnson & Johnson
2.45%, 03/01/2026	306,000	327,913
Medtronic, Inc.
3.50%, 03/15/2025	63,000	69,634
Merck & Co., Inc.
2.80%, 05/18/2023	597,000	626,529
Pfizer, Inc.
3.20%, 09/15/2023	251,000	267,026
3.00%, 12/15/2026	114,000	125,423
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	102,000	112,982
UnitedHealth Group, Inc.
2.88%, 03/15/2023	175,000	183,353
3.75%, 07/15/2025	240,000	267,617
3.10%, 03/15/2026	101,000	110,487
Total Health Care		8,890,468

Industrials (5.88%)
3M Co.
3.25%, 02/14/2024	491,000	527,731
Boeing Co.
3.45%, 11/01/2028	175,000	185,210
5.15%, 05/01/2030	1,000,000	1,172,347
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	175,000	179,946
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	39,000	39,221
2.40%, 06/06/2022	175,000	178,980
CNH Industrial NV
4.50%, 08/15/2023	240,000	260,150
CSX Corp.
3.40%, 08/01/2024	175,000	189,409
2.60%, 11/01/2026	57,000	60,886
FedEx Corp.
3.40%, 02/15/2028	175,000	193,577
General Dynamics Corp.
3.50%, 05/15/2025	233,000	256,361
2.63%, 11/15/2027	175,000	188,792
General Electric Co.
3.45%, 05/01/2027	1,000,000	1,101,892
Honeywell International, Inc.
2.50%, 11/01/2026	175,000	187,239
John Deere Capital Corp.
2.65%, 06/24/2024	240,000	256,217
Lockheed Martin Corp.
3.55%, 01/15/2026	175,000	194,566
Northrop Grumman Corp.
3.25%, 01/15/2028	175,000	189,665
Textron, Inc.
3.65%, 03/15/2027	163,000	179,764
Security Description	Principal Amount	Value
Industrials (continued)
United Parcel Service, Inc.
2.50%, 04/01/2023	$359,000	$373,209
2.40%, 11/15/2026	33,000	35,314
XPO Logistics, Inc.
6.13%, 09/01/2023(a)	175,000	177,208
Total Industrials		6,127,684

Materials (2.54%)
Ashland LLC
4.75%, 08/15/2022	26,000	27,058
Ball Corp.
4.00%, 11/15/2023	175,000	185,951
Celanese US Holdings LLC
5.88%, 06/15/2021	114,000	114,216
4.63%, 11/15/2022	114,000	120,598
DuPont de Nemours, Inc.
4.73%, 11/15/2028	1,000,000	1,180,996
Glencore Funding LLC
3.00%, 10/27/2022(a)	306,000	315,719
LyondellBasell Industries NV
5.75%, 04/15/2024	175,000	197,468
Nutrien, Ltd.
3.50%, 06/01/2023	175,000	184,029
Sherwin-Williams Co.
3.45%, 08/01/2025	175,000	190,866
3.45%, 06/01/2027	114,000	126,018
Total Materials		2,642,919

Technology (4.70%)
Apple, Inc.
3.20%, 05/11/2027	1,000,000	1,105,471
Broadcom, Inc.
4.11%, 09/15/2028	183,000	202,500
Cisco Systems, Inc./Delaware
2.20%, 09/20/2023	114,000	118,935
Flex, Ltd.
5.00%, 02/15/2023	240,000	256,068
Intel Corp.
2.60%, 05/19/2026	175,000	187,823
International Business Machines Corp.
2.50%, 01/27/2022	306,000	310,724
3.63%, 02/12/2024	175,000	189,823
Microsoft Corp.
3.30%, 02/06/2027	831,000	926,189
3.45%, 08/08/2036	75,000	83,897
2.92%, 03/17/2052	82,000	82,410
Moody’s Corp.
4.50%, 09/01/2022	33,000	34,364
Oracle Corp.
3.40%, 07/08/2024	175,000	188,715
3.25%, 11/15/2027	935,000	1,017,757

See Notes to Financial Statements.

15 | May 31, 2021

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Technology (continued)
S&P Global, Inc.
4.00%, 06/15/2025	$175,000	$195,851
Total Technology		4,900,527

Utilities (1.81%)
Alabama Power Co.
3.55%, 12/01/2023	102,000	109,885
CMS Energy Corp.
3.60%, 11/15/2025	102,000	111,918
Consumers Energy Co.
3.38%, 08/15/2023	114,000	120,696
3.13%, 08/31/2024	114,000	122,195
Dominion Energy, Inc.
4.25%, 06/01/2028	163,000	186,418
Duke Energy Carolinas LLC
2.95%, 12/01/2026	114,000	124,016
Duke Energy Corp.
1.80%, 09/01/2021	372,000	372,896
Exelon Corp.
3.50%, 06/01/2022	114,000	117,303
3.40%, 04/15/2026	101,000	110,317
Exelon Generation Co. LLC
4.25%, 06/15/2022	57,000	58,827
Southern Co.
2.95%, 07/01/2023	306,000	320,507
Southwestern Electric Power Co.
4.10%, 09/15/2028	114,000	128,674
Total Utilities		1,883,652

TOTAL CORPORATE BONDS
(Cost $73,200,647)		75,374,090

GOVERNMENT BONDS (23.01%)
United States Treasury Bond
2.75%, 02/15/2028	6,101,000	6,717,058
3.88%, 08/15/2040	853,300	1,092,874
1.88%, 02/15/2041	2,000,000	1,898,750
2.75%, 11/15/2047	1,159,000	1,269,150
1.88%, 02/15/2051	2,000,000	1,824,219
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(d)	325,661	479,384
United States Treasury Note
2.88%, 11/15/2021	3,051,000	3,090,161
2.88%, 10/31/2023	1,823,000	1,940,854
3.00%, 10/31/2025	3,051,000	3,362,179
United States Treasury Strip Principal
0.00%, 11/15/2046(e)	1,823,000	1,006,376
0.00%, 05/15/2048(e)	2,430,000	1,293,668
TOTAL GOVERNMENT BONDS
(Cost $22,503,485)		23,974,673
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.05%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.02%	4,221,058	$4,221,058
TOTAL SHORT TERM INVESTMENTS
(Cost $4,221,058)			4,221,058

TOTAL INVESTMENTS (99.41%)
(Cost $99,925,190)			$103,569,821
OTHER ASSETS IN EXCESS OF LIABILITIES (0.59%)			616,248
NET ASSETS - 100.00%			$104,186,069

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of May 31, 2021 was 0.13%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,730,396, representing 4.54% of net assets.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of May 31, 2021 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2021, the market value of those securities was $176,855 representing 0.17% of net assets.

(d)	Principal amount of security is adjusted for inflation.

(e)	Zero coupon bond.

See Notes to Financial Statements.

16 | May 31, 2021

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (86.48%)
Communications (16.22%)
Altice France SA
7.38%, 05/01/2026(a)	$200,000	$208,234
AMC Networks, Inc.
4.75%, 08/01/2025	78,000	80,242
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 02/15/2026(a)	77,000	79,714
5.13%, 05/01/2027(a)	112,000	117,180
5.00%, 02/01/2028(a)	39,000	40,854
CSC Holdings LLC
5.75%, 01/15/2030(a)	224,000	234,099
DISH DBS Corp.
5.88%, 07/15/2022	85,000	88,506
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	56,000	56,269
6.63%, 08/01/2026	56,000	62,270
Level 3 Financing, Inc.
4.63%, 09/15/2027(a)	150,000	154,423
Lumen Technologies, Inc.
6.45%, 06/15/2021	145,000	145,428
7.50%, 04/01/2024	29,000	32,516
Netflix, Inc.
5.50%, 02/15/2022	106,000	109,577
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	29,000	29,073
Sirius XM Radio, Inc.
4.63%, 07/15/2024	111,000	113,914
Sprint Communications, Inc.
6.00%, 11/15/2022	120,000	127,607
Sprint Corp.
7.88%, 09/15/2023	56,000	63,524
7.13%, 06/15/2024	56,000	64,633
T-Mobile USA, Inc.
4.50%, 02/01/2026	169,000	173,497
Uber Technologies, Inc.
8.00%, 11/01/2026(a)	111,000	120,220
VeriSign, Inc.
4.75%, 07/15/2027	56,000	59,632
ViacomCBS, Inc.
5.88%, 02/28/2057	40,000	40,837
Ziggo BV
5.50%, 01/15/2027(a)	85,000	88,188
Total Communications		2,290,437

Consumer Discretionary (21.95%)
American Airlines, Inc.
11.75%, 07/15/2025(a)	100,000	125,565
Anixter, Inc.
5.50%, 03/01/2023	59,000	62,460
Aramark Services, Inc.
5.00%, 02/01/2028(a)	58,000	59,939
Boyd Gaming Corp.
6.38%, 04/01/2026	58,000	59,998
Builders FirstSource, Inc.
6.75%, 06/01/2027(a)	33,000	35,351
Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(a)	$130,000	$144,454
Carnival Corp.
5.75%, 03/01/2027(a)	150,000	159,563
Delta Air Lines, Inc.
7.00%, 05/01/2025(a)	100,000	116,346
Ford Motor Co.
9.00%, 04/22/2025	254,000	310,655
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	224,000	237,888
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	39,000	39,973
Hanesbrands, Inc.
4.88%, 05/15/2026(a)	161,000	172,550
KB Home
7.50%, 09/15/2022	72,000	77,653
L Brands, Inc.
6.88%, 11/01/2035	150,000	180,950
Lennar Corp.
4.75%, 11/29/2027	111,000	128,508
Mattel, Inc.
6.20%, 10/01/2040	150,000	183,207
MGM Resorts International
6.00%, 03/15/2023	111,000	118,631
Penske Automotive Group, Inc.
5.50%, 05/15/2026	78,000	80,498
PulteGroup, Inc.
5.00%, 01/15/2027	23,000	26,882
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/2028(a)	150,000	158,063
Scientific Games International, Inc.
7.25%, 11/15/2029(a)	125,000	138,600
Scotts Miracle-Gro Co.
5.25%, 12/15/2026	78,000	82,056
Service Corp. International
4.63%, 12/15/2027	99,000	104,569
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	56,000	56,593
Toll Brothers Finance Corp.
4.88%, 03/15/2027	56,000	63,467
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025(a)	56,000	59,780
Wynn Macau, Ltd.
4.88%, 10/01/2024(a)	112,000	114,528
Total Consumer Discretionary		3,098,727

Consumer Staples (2.27%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
7.50%, 03/15/2026(a)	130,000	143,634
B&G Foods, Inc.
5.25%, 04/01/2025	56,000	57,610

See Notes to Financial Statements.

17 | May 31, 2021

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/2026	$103,000	$109,014
Spectrum Brands, Inc.
5.75%, 07/15/2025	10,000	10,262
Total Consumer Staples		320,520

Energy (11.00%)
Chesapeake Energy Corp.
5.50%, 02/01/2026(a)	150,000	158,447
Comstock Resources, Inc.
6.75%, 03/01/2029(a)	125,000	130,806
Continental Resources, Inc.
3.80%, 06/01/2024	111,000	116,697
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(a)	56,000	57,948
DCP Midstream Operating LP
5.38%, 07/15/2025	78,000	85,539
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(a)	56,000	57,959
EQM Midstream Partners LP
5.50%, 07/15/2028	111,000	118,773
EQT Corp.
3.90%, 10/01/2027	72,000	76,979
Murphy Oil Corp.
5.75%, 08/15/2025	85,000	87,415
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025	58,000	50,797
Occidental Petroleum Corp.
3.50%, 06/15/2025	230,000	230,431
SM Energy Co.
6.13%, 11/15/2022	56,000	55,895
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026	56,000	57,890
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 04/15/2026	85,000	89,144
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	85,000	89,463
WPX Energy, Inc.
5.75%, 06/01/2026	85,000	88,786
Total Energy		1,552,969

Financials (7.88%)
Ally Financial, Inc.
5.75%, 11/20/2025	112,000	128,978
CIT Group, Inc.
5.00%, 08/15/2022	131,000	137,714
5.25%, 03/07/2025	46,000	52,086
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	111,000	115,302
Security Description	Principal Amount	Value
Financials (continued)
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	$56,000	$60,426
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	56,000	60,200
Navient Corp.
6.50%, 06/15/2022	99,000	103,702
OneMain Finance Corp.
5.63%, 03/15/2023	89,000	94,340
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	7,000	7,361
Quicken Loans LLC
5.25%, 01/15/2028(a)	78,000	81,657
Service Properties Trust
5.50%, 12/15/2027	111,000	114,460
Starwood Property Trust, Inc.
4.75%, 03/15/2025	39,000	40,764
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	111,000	115,806
Total Financials		1,112,796

Health Care (8.08%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(a)	29,000	29,645
9.00%, 12/15/2025(a)	39,000	41,779
6.25%, 02/15/2029(a)	169,000	165,409
Centene Corp.
3.00%, 10/15/2030	150,000	150,251
CHS/Community Health Systems, Inc.
6.63%, 02/15/2025(a)	100,000	105,375
DaVita, Inc.
4.63%, 06/01/2030(a)	150,000	153,179
HCA, Inc.
5.88%, 05/01/2023	130,000	141,476
Tenet Healthcare Corp.
4.88%, 01/01/2026(a)	169,000	174,787
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	11,000	10,992
2.80%, 07/21/2023	169,000	167,732
Total Health Care		1,140,625

Industrials (5.85%)
Bombardier, Inc.
6.13%, 01/15/2023(a)	18,000	18,923
7.88%, 04/15/2027(a)	150,000	152,447
Howmet Aerospace, Inc.
5.13%, 10/01/2024	78,000	85,414
TransDigm, Inc.
6.25%, 03/15/2026(a)	169,000	178,511
United Rentals North America, Inc.
5.88%, 09/15/2026	161,000	167,810

See Notes to Financial Statements.

18 | May 31, 2021

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Industrials (continued)
WESCO Distribution, Inc.
5.38%, 06/15/2024	$139,000	$141,683
XPO Logistics, Inc.
6.75%, 08/15/2024(a)	78,000	81,633
Total Industrials		826,421

Materials (6.21%)
Ball Corp.
4.88%, 03/15/2026	56,000	62,653
Berry Global, Inc.
4.88%, 07/15/2026(a)	39,000	41,267
Chemours Co.
7.00%, 05/15/2025	58,000	59,744
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	96,000	103,110
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	111,000	120,582
Graphic Packaging International LLC
4.75%, 07/15/2027(a)	78,000	84,225
Koppers, Inc.
6.00%, 02/15/2025(a)	56,000	57,558
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	56,000	56,584
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	85,000	91,056
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	21,000	19,556
Sealed Air Corp.
5.25%, 04/01/2023(a)	56,000	59,173
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025(a)	39,000	40,414
United States Steel Corp.
6.88%, 08/15/2025	78,000	79,950
Total Materials		875,872

Technology (3.14%)
Amkor Technology, Inc.
6.63%, 09/15/2027(a)	39,000	42,139
CommScope Technologies LLC
6.00%, 06/15/2025(a)	48,000	49,065
CommScope, Inc.
5.50%, 03/01/2024(a)	78,000	80,336
Dell International LLC / EMC Corp.
7.13%, 06/15/2024(a)	29,000	29,616
MSCI, Inc.
5.38%, 05/15/2027(a)	56,000	59,785
NortonLifeLock, Inc.
5.00%, 04/15/2025(a)	56,000	56,669
Seagate HDD Cayman
4.09%, 06/01/2029(a)	22,000	22,193
Security Description	Principal Amount	Value
Technology (continued)
Western Digital Corp.
4.75%, 02/15/2026	$56,000	$62,357
Xerox Corp.
4.38%, 03/15/2023	39,000	40,553
Total Technology		442,713

Utilities (3.88%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	85,000	94,572
Calpine Corp.
5.13%, 03/15/2028(a)	111,000	111,975
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024(a)	56,000	64,707
FirstEnergy Corp.
7.38%, 11/15/2031	100,000	133,344
NRG Energy, Inc.
6.63%, 01/15/2027	99,000	102,916
Vistra Operations Co. LLC
5.00%, 07/31/2027(a)	39,000	39,877
Total Utilities		547,391

TOTAL CORPORATE BONDS
(Cost $11,951,279)		12,208,471

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (9.78%)
iShares iBoxx High Yield Corporate Bond ETF	8,100	706,158
Xtrackers USD High Yield Corporate Bond ETF	16,875	674,831

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,284,173)		1,380,989

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.54%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.02%	358,520	358,520
TOTAL SHORT TERM INVESTMENTS
(Cost $358,520)			358,520

TOTAL INVESTMENTS (98.80%)
(Cost $13,593,972)			$13,947,980
OTHER ASSETS IN EXCESS OF LIABILITIES (1.20%)			169,530
NET ASSETS - 100.00%			$14,117,510

See Notes to Financial Statements.

19 | May 31, 2021

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2021 (Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,390,120, representing 38.18% of net assets.

See Notes to Financial Statements.

20 | May 31, 2021

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.65%)
Communication Services (5.87%)
AT&T, Inc.	55,279	$1,626,861
Facebook, Inc., Class A(a)	3,799	1,248,845
News Corp., Class B	75,470	1,938,824
Sirius XM Holdings, Inc.(b)	156,050	975,313
Verizon Communications, Inc.	28,308	1,599,119
Total Communication Services		7,388,962

Consumer Discretionary (10.86%)
Amazon.com, Inc.(a)	1,558	5,021,543
Best Buy Co., Inc.	9,566	1,111,952
Dollar General Corp.	3,263	662,258
Domino’s Pizza, Inc.	2,599	1,109,435
Lowe’s Cos., Inc.	7,044	1,372,383
NIKE, Inc., Class B	4,530	618,164
PulteGroup, Inc.	12,809	740,232
Starbucks Corp.	11,691	1,331,371
Target Corp.	7,526	1,707,800
Total Consumer Discretionary		13,675,138

Consumer Staples (7.45%)
Coca-Cola Co.	44,096	2,438,068
Colgate-Palmolive Co.	22,475	1,882,955
Mondelez International, Inc., Class A	32,430	2,060,278
Philip Morris International, Inc.	5,678	547,530
Vector Group, Ltd.	76,269	1,048,699
Walmart, Inc.	9,910	1,407,517
Total Consumer Staples		9,385,047

Energy (1.41%)
Kinder Morgan, Inc.	96,690	1,773,294

Financials (9.94%)
Ameriprise Financial, Inc.	6,313	1,640,370
Artisan Partners Asset Management, Inc., Class A	17,910	914,843
Bank of America Corp.	76,855	3,257,883
First Republic Bank	625	119,650
FNB Corp.	66,868	896,700
Fulton Financial Corp.	63,759	1,104,944
Mercury General Corp.	12,604	801,614
Navient Corp.	43,804	800,299
Progressive Corp.	12,332	1,221,855
Starwood Property Trust, Inc.	34,580	877,986
Trustmark Corp.	26,500	889,075
Total Financials		12,525,219

Health Care (9.68%)
AbbVie, Inc.	10,197	1,154,300
Boston Scientific Corp.(a)	44,230	1,881,986
Eli Lilly & Co.	12,325	2,461,796
Humana, Inc.	3,285	1,437,845
Merck & Co., Inc.	22,422	1,701,606
Pfizer, Inc.	52,797	2,044,828
Security Description	Shares	Value
Health Care (continued)
Zoetis, Inc.	8,533	$1,507,610
Total Health Care		12,189,971

Industrials (9.11%)
3M Co.	10,991	2,231,613
A O Smith Corp.	8,149	579,149
Fastenal Co.	36,155	1,917,661
Lockheed Martin Corp.	4,403	1,682,826
Northrop Grumman Corp.	3,498	1,279,813
Rollins, Inc.	50,042	1,705,932
United Parcel Service, Inc., Class B	9,668	2,074,753
Total Industrials		11,471,747

Information Technology (30.95%)
Advanced Micro Devices, Inc.(a)	12,677	1,015,174
Apple, Inc.	44,408	5,533,681
Broadcom, Inc.	6,217	2,936,476
Cadence Design Systems, Inc.(a)	14,828	1,883,008
Cisco Systems, Inc./Delaware	15,554	822,807
CommVault Systems, Inc.(a)	18,622	1,418,438
Intel Corp.	44,065	2,516,993
Microsoft Corp.	34,189	8,536,310
Motorola Solutions, Inc.	6,002	1,232,271
National Instruments Corp.	15,804	644,803
Oracle Corp.	34,156	2,689,443
Paychex, Inc.	14,196	1,435,783
Power Integrations, Inc.	14,971	1,230,466
Salesforce.com, Inc.(a)	2,801	666,918
Square, Inc., Class A(a)(b)	9,077	2,019,814
Texas Instruments, Inc.	7,142	1,355,694
Visa, Inc.	13,390	3,043,547
Total Information Technology		38,981,626

Materials (2.04%)
Newmont Mining Corp.	26,521	1,948,763
Westrock Co.	10,746	626,707
Total Materials		2,575,470

Real Estate (10.54%)
American Assets Trust, Inc.	25,052	915,651
American Tower Corp.	7,120	1,818,875
Brandywine Realty Trust	53,127	746,966
Douglas Emmett, Inc.	15,321	531,945
Equity Residential	19,293	1,494,243
Iron Mountain, Inc.	33,996	1,480,186
Kimco Realty Corp.	1,584	33,755
Lexington Realty Trust	43,019	532,575
National Health Investors, Inc.	9,212	607,163
Omega Healthcare Investors, Inc.	16,970	621,441
Paramount Group, Inc.	80,880	888,062
Piedmont Office Realty Trust, Inc., Class A	71,344	1,319,151
Prologis, Inc.	8,324	980,900
Sabra Health Care REIT, Inc.	37,086	647,892

See Notes to Financial Statements.

21 | May 31, 2021

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
Real Estate (continued)
SITE Centers Corp.	43,742	$654,818
Total Real Estate		13,273,623

Utilities (1.80%)
Alliant Energy Corp.	8,290	473,773
Entergy Corp.	7,936	835,343
PPL Corp.	32,878	957,079
Total Utilities		2,266,195

TOTAL COMMON STOCKS
(Cost $91,576,217)		125,506,292

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.34%)
Money Market Fund (0.25%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $318,563)	0.02%	318,563	318,563

Investments Purchased with Collateral from Securities Loaned (0.09%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%
(Cost $117,429)		117,429	117,429
TOTAL SHORT TERM INVESTMENTS
(Cost $435,992)			435,992

TOTAL INVESTMENTS (99.99%)
(Cost $92,012,209)			$125,942,284
OTHER ASSETS IN EXCESS OF LIABILITIES (0.01%)			1,228
NET ASSETS - 100.00%			$125,943,512

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,246,175.

See Notes to Financial Statements.

22 | May 31, 2021

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.71%)
Communication Services (6.07%)
Alphabet, Inc., Class A(a)	195	$459,586
Alphabet, Inc., Class C(a)	183	441,315
Comcast Corp., Class A	10,893	624,605
Facebook, Inc., Class A(a)	2,409	791,911
New York Times Co., Class A	7,711	330,185
Sirius XM Holdings, Inc.(b)	59,282	370,512
Verizon Communications, Inc.	11,964	675,846
Total Communication Services		3,693,960

Consumer Discretionary (10.66%)
Adtalem Global Education, Inc.(a)	7,435	270,485
Amazon.com, Inc.(a)	606	1,953,181
Chegg, Inc.(a)(b)	4,403	338,635
Domino’s Pizza, Inc.	1,062	453,336
Hanesbrands, Inc.	16,420	320,847
Lowe’s Cos., Inc.	3,353	653,265
PulteGroup, Inc.	7,957	459,835
Sonic Automotive, Inc., Class A	7,819	377,110
Target Corp.	3,397	770,847
Wendy’s Co.	12,458	289,275
Williams-Sonoma, Inc.	3,523	597,289
Total Consumer Discretionary		6,484,105

Consumer Staples (7.19%)
Brown-Forman Corp.	5,717	428,775
Coca-Cola Co.	13,096	724,078
Colgate-Palmolive Co.	6,250	523,625
Mondelez International, Inc., Class A	8,829	560,906
Procter & Gamble Co.	5,943	801,414
Sprouts Farmers Market, Inc.(a)	10,006	266,160
Vector Group, Ltd.	29,711	408,526
Walmart, Inc.	4,646	659,871
Total Consumer Staples		4,373,355

Energy (0.40%)
Cabot Oil & Gas Corp.	14,808	242,851

Financials (10.01%)
Ameriprise Financial, Inc.	2,561	665,450
Berkshire Hathaway, Inc., Class B(a)	852	246,603
BlackRock, Inc.	853	748,115
First Commonwealth Financial Corp.	29,380	445,107
Hope Bancorp, Inc.	24,924	381,337
Kearny Financial Corp.	29,945	392,579
Mercury General Corp.	7,269	462,308
OceanFirst Financial Corp.	12,216	270,096
Progressive Corp.	8,221	814,537
Provident Financial Services, Inc.	17,985	454,301
S&P Global, Inc.	1,369	519,495
Trupanion, Inc.(a)	3,795	342,195

Security Description	Shares	Value
Financials (continued)
Trustmark Corp.	10,269	$344,525
Total Financials		6,086,648

Health Care (13.26%)
Alexion Pharmaceuticals, Inc.(a)	3,876	684,308
Anthem, Inc.	1,643	654,275
Boston Scientific Corp.(a)	11,323	481,794
Eli Lilly & Co.	3,756	750,223
Exelixis, Inc.(a)	16,415	370,158
Johnson & Johnson	1,330	225,102
Merck & Co., Inc.	7,935	602,187
NeoGenomics, Inc.(a)(b)	7,254	297,632
Pacific Biosciences of California, Inc.(a)	20,162	545,382
Perrigo Co. PLC	6,305	290,913
Quidel Corp.(a)(b)	1,763	208,228
RadNet, Inc.(a)	15,238	403,350
STAAR Surgical Co.(a)	3,733	545,130
UnitedHealth Group, Inc.	2,512	1,034,743
Vertex Pharmaceuticals, Inc.(a)	1,771	369,484
Zoetis, Inc.	3,426	605,306
Total Health Care		8,068,215

Industrials (10.52%)
3M Co.	3,098	629,018
Allison Transmission Holdings, Inc.	6,893	291,643
CACI International, Inc., Class A(a)	1,013	258,274
Cintas Corp.	1,258	444,753
CoreCivic, Inc.(a)	42,854	335,547
Expeditors International of Washington, Inc.	3,137	394,290
Fastenal Co.	6,449	342,055
General Electric Co.	21,906	307,998
Graco, Inc.	6,641	502,856
Hubbell, Inc.	1,679	320,085
Lockheed Martin Corp.	1,273	486,541
Northrop Grumman Corp.	1,327	485,509
Rollins, Inc.	10,267	350,002
Steelcase, Inc., Class A	17,027	246,381
United Parcel Service, Inc., Class B	3,476	745,950
Vicor Corp.(a)	2,866	258,169
Total Industrials		6,399,071

Information Technology (31.58%)
Adobe, Inc.(a)	1,383	697,834
Advanced Micro Devices, Inc.(a)	5,970	478,078
Apple, Inc.	23,555	2,935,189
Broadcom, Inc.	1,292	610,250
Cognizant Technology Solutions Corp., Class A	4,112	294,255
Enphase Energy, Inc.(a)	4,236	605,960
Entegris, Inc.	4,634	530,361
EPAM Systems, Inc.(a)	1,187	566,911
Gogo, Inc.(a)(b)	29,818	406,121

See Notes to Financial Statements.

23 | May 31, 2021

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2021 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
Intel Corp.	13,669	$780,773
Knowles Corp.(a)	21,498	441,569
Mastercard, Inc., Class A	2,418	871,883
Microsoft Corp.	12,588	3,142,972
Monolithic Power Systems, Inc.	1,524	522,915
NCR Corp.(a)	8,768	422,618
Oracle Corp.	9,550	751,967
PayPal Holdings, Inc.(a)	3,553	923,851
Power Integrations, Inc.	5,716	469,798
QAD, Inc.	6,190	442,337
Salesforce.com, Inc.(a)	2,824	672,394
Square, Inc., Class A(a)(b)	2,429	540,501
Visa, Inc.	4,374	994,210
VMware, Inc., Class A(a)	2,642	417,145
Zebra Technologies Corp., Class A(a)	1,392	691,894
Total Information Technology		19,211,786

Materials (4.63%)
Axalta Coating Systems, Ltd.(a)	10,275	333,321
Eastman Chemical Co.	2,921	366,294
FMC Corp.	3,592	419,151
NewMarket Corp.	545	187,060
O-I, Inc.(a)	28,413	523,652
Packaging Corp. of America	1,919	285,259
Vulcan Materials Co.	2,054	376,539
Westrock Co.	5,595	326,300
Total Materials		2,817,576

Real Estate (4.68%)
Apartment Income REIT Corp.	6,599	307,382
Apartment Investment and Management Co., Class A	6,599	46,523
CubeSmart	8,218	359,866
Douglas Emmett, Inc.	8,697	301,960
Kennedy-Wilson Holdings, Inc.	16,730	331,923
Piedmont Office Realty Trust, Inc., Class A	20,596	380,820
Prologis, Inc.	5,937	699,616
Weingarten Realty Investors	12,823	420,210
Total Real Estate		2,848,300

Utilities (0.71%)
Entergy Corp.	4,070	428,408

TOTAL COMMON STOCKS
(Cost $43,876,861)		60,654,275

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.77%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $141,899)	0.02%	141,899	$141,899
Investments Purchased with Collateral
from Securities Loaned (0.54%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%
(Cost $325,538)		325,538	325,538
TOTAL SHORT TERM INVESTMENTS
(Cost $467,437)			467,437

TOTAL INVESTMENTS (100.48%)
(Cost $44,344,298)			$61,121,712
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.48%)			(292,314)
NET ASSETS - 100.00%			$60,829,398

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,538,139.

See Notes to Financial Statements.

24 | May 31, 2021

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2021 (Unaudited)

	Principal
Security Description	Amount	Value
CORPORATE BONDS (84.66%)
Communications (6.96%)
AMC Networks, Inc.
5.00%, 04/01/2024	$362,000	$366,731
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	946,000	979,063
CSC Holdings LLC
6.75%, 11/15/2021	946,000	970,416
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,211,000	1,216,807
Level 3 Financing, Inc.
3.75%, 07/15/2029(a)	1,092,000	1,054,271
T-Mobile USA, Inc.
4.50%, 02/01/2026	946,000	971,173
2.63%, 04/15/2026	817,000	832,560
VeriSign, Inc.
4.63%, 05/01/2023	1,086,000	1,089,785
Videotron, Ltd.
5.00%, 07/15/2022	1,256,000	1,305,668
Total Communications		8,786,474

Consumer Discretionary (16.59%)
ADT Security Corp.
3.50%, 07/15/2022	957,000	975,475
Boyd Gaming Corp.
6.00%, 08/15/2026	747,000	778,038
Caesars Entertainment, Inc.
6.25%, 07/01/2025(a)	1,120,000	1,183,000
DR Horton, Inc.
4.38%, 09/15/2022	1,490,000	1,549,835
Ford Motor Co.
8.50%, 04/21/2023	1,120,000	1,251,684
General Motors Financial Co., Inc.
4.20%, 11/06/2021	946,000	961,736
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	1,144,000	1,172,554
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(a)	1,038,000	1,043,237
International Game Technology PLC
6.50%, 02/15/2025(a)	560,000	621,107
KB Home
7.00%, 12/15/2021	472,000	481,145
Las Vegas Sands Corp.
3.20%, 08/08/2024	835,000	878,344
Lennar Corp.
4.13%, 01/15/2022	472,000	477,855
4.75%, 11/29/2027	1,038,000	1,201,724
MGM Resorts International
6.00%, 03/15/2023	1,120,000	1,197,000
Newell Brands, Inc.
4.35%, 04/01/2023	342,000	360,159
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	1,038,000	1,109,278

	Principal
Security Description	Amount	Value
Consumer Discretionary (continued)
PulteGroup, Inc.
5.50%, 03/01/2026	$1,384,000	$1,622,207
Royal Caribbean Cruises, Ltd.
10.88%, 06/01/2023(a)	1,164,000	1,337,145
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	623,000	629,598
Toll Brothers Finance Corp.
5.88%, 02/15/2022	946,000	967,824
Yum! Brands, Inc.
7.75%, 04/01/2025(a)	1,038,000	1,130,128
Total Consumer Discretionary		20,929,073

Consumer Staples (1.84%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	946,000	1,117,067
JBS USA Food Co.
7.00%, 01/15/2026(a)	1,102,000	1,176,660
Spectrum Brands, Inc.
5.75%, 07/15/2025	30,000	30,788
Total Consumer Staples		2,324,515

Energy (6.14%)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	1,095,000	1,259,173
EQM Midstream Partners LP
4.75%, 07/15/2023	350,000	366,807
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	1,285,000	1,289,971
Occidental Petroleum Corp.
2.90%, 08/15/2024	1,120,000	1,118,600
Ovintiv Exploration, Inc.
5.75%, 01/30/2022	1,499,000	1,548,906
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	946,000	1,044,609
Valero Energy Corp.
3.40%, 09/15/2026	1,038,000	1,120,363
Total Energy		7,748,429

Financials (24.81%)
Air Lease Corp.
4.25%, 02/01/2024	866,000	941,811
Ares Capital Corp.
3.50%, 02/10/2023	1,041,000	1,083,866
Bancolombia SA
5.13%, 09/11/2022	854,000	891,576
Bank of America Corp.
4.25%, 10/22/2026	1,419,000	1,617,634
Blackstone Secured Lending Fund
3.63%, 01/15/2026(a)	1,038,000	1,102,136
Capital One Financial Corp.
4.20%, 10/29/2025	946,000	1,066,221
CIT Group, Inc.
5.00%, 08/15/2022	1,820,000	1,913,275

See Notes to Financial Statements.

25 | May 31, 2021

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2021 (Unaudited)

	Principal
Security Description	Amount	Value
Financials (continued)
Citigroup, Inc.
4.45%, 09/29/2027	$1,419,000	$1,625,242
ESH Hospitality, Inc.
5.25%, 05/01/2025(a)	1,041,000	1,061,820
FS KKR Capital Corp.
3.40%, 01/15/2026	1,038,000	1,071,193
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	835,000	886,945
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,419,000	1,595,859
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024(a)	900,000	928,220
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	1,121,000	1,169,651
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	996,000	1,034,600
iStar, Inc.
4.75%, 10/01/2024	1,171,000	1,225,452
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,419,000	1,634,967
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022(a)	376,000	379,760
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	835,000	861,106
Newmark Group, Inc.
6.13%, 11/15/2023	1,105,000	1,220,390
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	282,000	301,841
5.25%, 01/15/2026	578,000	661,505
OneMain Finance Corp.
6.13%, 03/15/2024	1,120,000	1,208,200
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	1,159,000	1,218,790
Santander Holdings USA, Inc.
3.50%, 06/07/2024	428,000	459,758
SBA Communications Corp.
3.88%, 02/15/2027	472,000	483,231
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,473,000	1,484,519
Synchrony Financial
2.85%, 07/25/2022	886,000	907,580
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,230,000	1,267,497
Total Financials		31,304,645

Health Care (1.64%)
DaVita, Inc.
4.63%, 06/01/2030(a)	996,000	1,017,110

	Principal
Security Description	Amount	Value
Health Care (continued)
HCA, Inc.
5.88%, 05/01/2023	$970,000	$1,055,632
Total Health Care		2,072,742

Industrials (4.34%)
Boeing Co.
4.88%, 05/01/2025	1,038,000	1,166,515
MasTec, Inc.
4.50%, 08/15/2028(a)	957,000	1,001,462
Stericycle, Inc.
5.38%, 07/15/2024(a)	900,000	929,570
United Rentals North America, Inc.
5.88%, 09/15/2026	1,441,000	1,501,954
XPO Logistics, Inc.
6.75%, 08/15/2024(a)	835,000	873,890
Total Industrials		5,473,391

Materials (13.73%)
Alcoa Nederland Holding BV
4.13%, 03/31/2029(a)	1,164,000	1,192,419
ArcelorMittal SA
3.60%, 07/16/2024	970,000	1,035,014
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	1,132,000	1,190,671
Ashland LLC
4.75%, 08/15/2022	129,000	134,252
Ball Corp.
5.00%, 03/15/2022	472,000	488,421
5.25%, 07/01/2025	718,000	813,738
Berry Global, Inc.
4.88%, 07/15/2026(a)	995,000	1,052,824
Braskem Finance, Ltd.
6.45%, 02/03/2024	1,145,000	1,299,289
Celanese US Holdings LLC
5.88%, 06/15/2021	1,326,000	1,328,512
CF Industries, Inc.
3.45%, 06/01/2023	1,120,000	1,166,200
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	1,154,000	1,214,585
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	970,000	1,006,962
5.00%, 09/01/2027	472,000	498,566
Graphic Packaging International LLC
4.88%, 11/15/2022	1,276,000	1,334,715
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	376,000	379,923
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	1,120,000	1,177,770
Sasol Financing International, Ltd.
4.50%, 11/14/2022	498,000	511,020

See Notes to Financial Statements.

26 | May 31, 2021

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2021 (Unaudited)

	Principal
Security Description	Amount	Value
Materials (continued)
Sasol Financing USA LLC
4.38%, 09/18/2026	$578,000	$598,103
Standard Industries, Inc.
3.38%, 01/15/2031(a)	946,000	899,282
Total Materials		17,322,266

Technology (5.04%)
CommScope, Inc.
5.50%, 03/01/2024(a)	1,247,000	1,284,347
Flex, Ltd.
5.00%, 02/15/2023	1,143,000	1,219,524
Microchip Technology, Inc.
4.25%, 09/01/2025	957,000	1,005,605
Micron Technology, Inc.
4.64%, 02/06/2024	866,000	954,336
NortonLifeLock, Inc.
3.95%, 06/15/2022	127,000	130,175
5.00%, 04/15/2025(a)	741,000	749,855
Seagate HDD Cayman
4.75%, 06/01/2023	946,000	1,014,609
Total Technology		6,358,451

Utilities (3.57%)
Calpine Corp.
5.25%, 06/01/2026(a)	497,000	511,279
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,289,000	1,367,313
NRG Energy, Inc.
6.63%, 01/15/2027	1,038,000	1,079,058
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	1,476,000	1,552,908
Total Utilities		4,510,558

TOTAL CORPORATE BONDS
(Cost $105,662,470)		106,830,544

GOVERNMENT BONDS (5.84%)
United States Treasury Bond
1.13%, 02/15/2031	4,655,000	4,461,890
1.13%, 08/15/2040	1,164,000	969,053
2.00%, 02/15/2050	2,066,000	1,940,992
TOTAL GOVERNMENT BONDS
(Cost $7,272,680)		7,371,935
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (8.39%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.02%	10,586,164	$10,586,164
TOTAL SHORT TERM INVESTMENTS
(Cost $10,586,164)			10,586,164

TOTAL INVESTMENTS (98.89%)
(Cost $123,521,314)			$124,788,643
OTHER ASSETS IN EXCESS OF LIABILITIES (1.11%)			1,397,959
NET ASSETS - 100.00%			$126,186,602

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $33,481,542, representing 26.53% of net assets.

See Notes to Financial Statements.

27 | May 31, 2021

RiverFront ETFs

Statement of Assets and Liabilities	May 31, 2021 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
ASSETS:
Investments, at value	$103,569,821	$13,947,980	$125,942,284	$61,121,712	$124,788,643
Cash	–	43,956	–	–	–
Dividend receivable	–	–	173,882	60,516	–
Interest receivable	661,279	172,037	–	–	1,392,386
Receivable for investments sold	–	–	–	–	53,252
Total Assets	104,231,100	14,163,973	126,116,166	61,182,228	126, 234,281

LIABILITIES:
Payable to adviser	45,031	6,118	55,225	27,292	47,679
Payable for investments purchased	–	40,345	–	–	–
Payable for collateral upon return of securities loaned	–	–	117,429	325,538	–
Total Liabilities	45,031	46,463	172,654	352,830	47,679
NET ASSETS	$104,186,069	$14,117,510	$125,943,512	$60,829,398	$126,186,602

NET ASSETS CONSIST OF:
Paid-in capital	$99,470,418	$14,124,516	$102,180,748	$63,584,112	$134,755,828
Total distributable earnings	4,715,651	(7,006)	23,762,764	(2,754,714)	(8,569,226)
NET ASSETS	$104,186,069	$14,117,510	$125,943,512	$60,829,398	$126,186,602

INVESTMENTS, AT COST	$99,925,190	$13,593,972	$92,012,209	$44,344,298	$123,521,314

PRICING OF SHARES
Net Assets	$104,186,069	$14,117,510	$125,943,512	$60,829,398	$126,186,602
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	4,100,000	550,000	2,950,002	1,400,002	5,100,000
Net Asset Value, offering and redemption price per share	$25.41	$25.67	$42.69	$43.45	$24.74

See Notes to Financial Statements.

28 | May 31, 2021

RiverFront ETFs

Statement of Operations	For the Six Months Ended May 31, 2021 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
INVESTMENT INCOME:
Interest	$1,177,620	$257,773	$–	$–	$1,645,393
Dividends(a)	1,047	29,401	1,558,815	848,616	1,462
Securities Lending Income	–	–	968	2,895	–
Total Investment Income	1,178,667	287,174	1,559,783	851,511	1,646,855

EXPENSES:
Investment adviser and sub-adviser fees (Note 3)	268,632	33,397	335,376	173,013	262,197
Total Expenses	268,632	33,397	335,376	173,013	262,197
NET INVESTMENT INCOME	910,035	253,777	1,224,407	678,498	1,384,658

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	1,254,150	125,571	6,960,717	5,226,744	333,191
NET REALIZED GAIN	1,254,150	125,571	6,960,717	5,226,744	333,191
Net change in unrealized appreciation/(depreciation) on investments	(4,538,123)	(95,407)	11,066,478	4,046,758	(258,431)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)	(4,538,123)	(95,407)	11,066,478	4,046,758	(258,431)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(3,283,973)	30,164	18,027,195	9,273,502	74,760
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,373,938)	$283,941	$19,251,602	$9,952,000	$1,459,418

(a)	Net of foreign tax withholding in the amounts of $–, $–, $–, $– and $31, respectively.

See Notes to Financial Statements.

29 | May 31, 2021

RiverFront Dynamic Core Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$910,035	$2,438,367
Net realized gain	1,254,150	3,629,089
Net change in unrealized appreciation/(depreciation)	(4,538,123)	1,439,069
Net Increase/(Decrease) in net assets resulting from operations	(2,373,938)	7,506,525

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(918,868)	(2,449,436)
Total distributions	(918,868)	(2,449,436)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,823,687	11,640,417
Shares redeemed	(9,068,318)	(38,925,424)
Net decrease from share transactions	(5,244,631)	(27,285,007)

Net decrease in net assets	(8,537,437)	(22,227,918)

NET ASSETS:
Beginning of period	112,723,506	134,951,424
End of period	$104,186,069	$112,723,506

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,300,000	5,350,000
Shares sold	150,000	450,000
Shares redeemed	(350,000)	(1,500,000)
Shares outstanding, end of period	4,100,000	4,300,000

See Notes to Financial Statements.

30 | May 31, 2021

RiverFront Dynamic Unconstrained Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$253,777	$575,461
Net realized gain/(loss)	125,571	(63,161)
Net change in unrealized appreciation/(depreciation)	(95,407)	1,997
Net increase in net assets resulting from operations	283,941	514,297

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(268,876)	(587,266)
Total distributions	(268,876)	(587,266)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,870,211	–
Shares redeemed	(2,561,553)	(3,666,634)
Net increase/(decrease) from share transactions	1,308,658	(3,666,634)

Net increase/(decrease) in net assets	1,323,723	(3,739,603)

NET ASSETS:
Beginning of period	12,793,787	16,533,390
End of period	$14,117,510	$12,793,787

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	500,000	650,000
Shares sold	150,000	–
Shares redeemed	(100,000)	(150,000)
Shares outstanding, end of period	550,000	500,000

See Notes to Financial Statements.

31 | May 31, 2021

RiverFront Dynamic US Dividend Advantage ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$1,224,407	$2,090,176
Net realized gain/(loss)	6,960,717	(3,382,886)
Net change in unrealized appreciation	11,066,478	17,047,755
Net increase in net assets resulting from operations	19,251,602	15,755,045

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,055,839)	(2,186,237)
Total distributions	(1,055,839)	(2,186,237)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	26,065,088
Shares redeemed	(25,546,416)	(37,167,998)
Net decrease from share transactions	(25,546,416)	(11,102,910)

Net increase/(decrease) in net assets	(7,350,653)	2,465,898

NET ASSETS:
Beginning of period	133,294,165	130,828,267
End of period	$125,943,512	$133,294,165

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,600,002	3,850,002
Shares sold	–	850,000
Shares redeemed	(650,000)	(1,100,000)
Shares outstanding, end of period	2,950,002	3,600,002

See Notes to Financial Statements.

32 | May 31, 2021

RiverFront Dynamic US Flex-Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$678,498	$1,184,324
Net realized gain/(loss)	5,226,744	(7,294,795)
Net change in unrealized appreciation	4,046,758	6,053,248
Net Increase/(Decrease) in net assets resulting from operations	9,952,000	(57,223)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(417,942)	(1,188,592)
Total distributions	(417,942)	(1,188,592)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	1,823,640
Shares redeemed	(20,104,419)	(55,840,068)
Net decrease from share transactions	(20,104,419)	(54,016,428)

Net decrease in net assets	(10,570,361)	(55,262,243)

NET ASSETS:
Beginning of period	71,399,759	126,662,002
End of period	$60,829,398	$71,399,759

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,900,002	3,650,002
Shares sold	–	50,000
Shares redeemed	(500,000)	(1,800,000)
Shares outstanding, end of period	1,400,002	1,900,002

See Notes to Financial Statements.

33 | May 31, 2021

RiverFront Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Year Ended November 30, 2020
OPERATIONS:
Net investment income	$1,384,658	$4,733,460
Net realized gain/(loss)	333,191	(800,489)
Net change in unrealized depreciation	(258,431)	(812,935)
Net increase in net assets resulting from operations	1,459,418	3,120,036

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,649,031)	(4,943,458)
Total distributions	(1,649,031)	(4,943,458)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	25,938,528	17,274,109
Shares redeemed	(18,545,978)	(64,356,361)
Net increase/(decrease) from share transactions	7,392,550	(47,082,252)

Net increase/(decrease) in net assets	7,202,937	(48,905,674)

NET ASSETS:
Beginning of period	118,983,665	167,889,339
End of period	$126,186,602	$118,983,665

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,800,000	6,800,000
Shares sold	1,050,000	700,000
Shares redeemed	(750,000)	(2,700,000)
Shares outstanding, end of period	5,100,000	4,800,000

See Notes to Financial Statements.

34 | May 31, 2021

RiverFront Dynamic Core Income ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period June 14, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$26.21		$25.22	$23.52	$24.60	$24.32	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.50	0.68	0.68	0.53	0.24
Net realized and unrealized gain/(loss)	(0.80)		0.99	1.70	(1.10)	0.23	(0.68)
Total from investment operations	(0.58)		1.49	2.38	(0.42)	0.76	(0.44)

DISTRIBUTIONS:
From net investment income	(0.22)		(0.50)	(0.68)	(0.66)	(0.48)	(0.24)
Total distributions	(0.22)		(0.50)	(0.68)	(0.66)	(0.48)	(0.24)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.80)		0.99	1.70	(1.08)	0.28	(0.68)
NET ASSET VALUE, END OF PERIOD	$25.41		$26.21	$25.22	$23.52	$24.60	$24.32
TOTAL RETURN(b)	(2.20)%		5.97%	10.22%	(1.74)%	3.15%	(1.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$104,186		$112,724	$134,951	$150,527	$47,962	$6,081

Ratio of expenses to average net assets	0.51	%(c)	0.51%	0.51%	0.51%	0.51%	0.51	%(c)
Ratio of net investment income to average net assets	1.73	%(c)	1.94%	2.74%	2.83%	2.15%	2.12	%(c)
Portfolio turnover rate(d)	12%		11%	6%	15%	18%	26%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

35 | May 31, 2021

RiverFront Dynamic Unconstrained Income ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period June 14, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$25.59		$25.44	$24.48	$26.13	$25.55	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.50		1.06	1.20	1.24	1.22	0.63
Net realized and unrealized gain/(loss)	0.09		0.18 (b)	0.99	(1.63)	0.56	0.55
Total from investment operations	0.59		1.24	2.19	(0.39)	1.78	1.18

DISTRIBUTIONS:
From net investment income	(0.51)		(1.09)	(1.23)	(1.15)	(1.20)	(0.63)
From net realized gains	–		–	–	(0.09)	–	–
Tax return of capital	–		–	–	(0.02)	–	–
Total distributions	(0.51)		(1.09)	(1.23)	(1.26)	(1.20)	(0.63)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.08		0.15	0.96	(1.65)	0.58	0.55
NET ASSET VALUE, END OF PERIOD	$25.67		$25.59	$25.44	$24.48	$26.13	$25.55
TOTAL RETURN(c)	2.34%		5.07%	9.15%	(1.52)%	7.06%	4.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$14,118		$12,794	$16,533	$24,481	$11,759	$5,110

Ratio of expenses to average net assets	0.51	%(d)	0.51%	0.51%	0.51%	0.51%	0.51	%(d)
Ratio of net investment income to average net assets	3.88	%(d)	4.25%	4.77%	4.93%	4.65%	5.31	%(d)
Portfolio turnover rate(e)	18%		38%	23%	51%	30%	11%

(a)	Based on average shares outstanding during the period.

(b)	Net realized and unrealized gain on investments per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period(s) presented, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating market values for the Fund’s portfolio.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

36 | May 31, 2021

RiverFront Dynamic US Dividend Advantage ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period June 7, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$37.03		$33.98	$31.19	$31.39	$26.59	$25.14

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38		0.56	0.65	0.73	0.63	0.26
Net realized and unrealized gain/(loss)	5.60		3.08	2.81	(0.26)	4.76	1.40
Total from investment operations	5.98		3.64	3.46	0.47	5.39	1.66

DISTRIBUTIONS:
From net investment income	(0.32)		(0.59)	(0.67)	(0.67)	(0.59)	(0.21)
Total distributions	(0.32)		(0.59)	(0.67)	(0.67)	(0.59)	(0.21)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	5.66		3.05	2.79	(0.20)	4.80	1.45
NET ASSET VALUE, END OF PERIOD	$42.69		$37.03	$33.98	$31.19	$31.39	$26.59
TOTAL RETURN(b)	16.23%		10.92%	11.29%	1.45%	20.49%	6.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$125,944		$133,294	$130,828	$151,293	$59,644	$13,297

Ratio of expenses to average net assets	0.52	%(c)	0.52%	0.52%	0.52%	0.52%	0.52	%(c)
Ratio of net investment income to average net assets	1.90	%(c)	1.68%	2.05%	2.27%	2.19%	2.13	%(c)
Portfolio turnover rate(d)	0%		75%	64%	96%	54%	45%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

37 | May 31, 2021

RiverFront Dynamic US Flex-Cap ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period June 7, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$37.58		$34.70	$32.79	$32.46	$26.84	$25.13

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.41		0.45	0.48	0.44	0.31	0.17
Net realized and unrealized gain	5.69		2.87 (b)	1.93	0.27 (b)	5.59	1.70
Total from investment operations	6.10		3.32	2.41	0.71	5.90	1.87

DISTRIBUTIONS:
From net investment income	(0.23)		(0.44)	(0.50)	(0.38)	(0.28)	(0.16)
Total distributions	(0.23)		(0.44)	(0.50)	(0.38)	(0.28)	(0.16)

NET INCREASE IN NET ASSET VALUE	5.87		2.88	1.91	0.33	5.62	1.71
NET ASSET VALUE, END OF PERIOD	$43.45		$37.58	$34.70	$32.79	$32.46	$26.84
TOTAL RETURN(c)	16.28%		9.75%	7.49%	2.16%	22.08%	7.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$60,829		$71,400	$126,662	$152,464	$40,576	$8,053

Ratio of expenses to average net assets	0.52	%(d)	0.52%	0.52%	0.52%	0.52%	0.52	%(d)
Ratio of net investment income to average net assets	2.04	%(d)	1.34%	1.46%	1.30%	1.05%	1.34	%(d)
Portfolio turnover rate(e)	1%		99%	98%	152%	86%	41%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized gain on investments per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period(s) presented, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating market values for the Fund’s portfolio.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

38 | May 31, 2021

RiverFront Strategic Income Fund

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2021 (Unaudited)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$24.79		$24.69	$24.27	$25.21		$25.02		$24.36

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.81	0.94	1.06		1.11		1.05
Net realized and unrealized gain/(loss)	0.01		0.13 (b)	0.48	(0.92)		0.19		0.71
Total from investment operations	0.31		0.94	1.42	0.14		1.30		1.76

DISTRIBUTIONS:
From net investment income	(0.36)		(0.84)	(1.00)	(1.08)		(1.11)		(1.10)
Total distributions	(0.36)		(0.84)	(1.00)	(1.08)		(1.11)		(1.10)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.05)		0.10	0.42	(0.94)		0.19		0.66
NET ASSET VALUE, END OF PERIOD	$24.74		$24.79	$24.69	$24.27		$25.21		$25.02
TOTAL RETURN(c)	1.24%		3.95%	5.96%	0.57%		5.29%		7.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$126,187		$118,984	$167,889	$152,880		$337,769		$326,515

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46	%(d)	0.46%	0.46%	0.46%		0.46%		0.46%
Ratio of expenses including waiver/reimbursement to average net assets	0.46	%(d)	0.46%	0.46%	0.17	%(e)	0.16	%(f)	0.17	%(f)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	2.43	%(d)	3.32%	3.83%	4.31%		4.41%		4.26%
Portfolio turnover rate(g)	23%		54%	44%	35%		32%		52%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized gain on investments per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period(s) presented, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating market values for the Fund’s portfolio.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Effective November 1, 2018, the Fund’s management fee consists of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser. The Fund’s sub-adviser ceased its voluntary waiver effective November 1, 2018.
(f)	Effective July 1, 2016, the Fund’s management fee consists of a fee of 0.16% paid to the Fund’s investment adviser and a fee of 0.30% paid to the Fund’s sub-adviser. The Fund’s sub-adviser voluntarily waived all of its 0.30% annual sub-advisory fee payable by the Fund until November 1, 2018.
(g)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

39 | May 31, 2021

RiverFront ETFs

Notes to Financial Statements	May 31, 2021 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2021, the Trust consists of seventeen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and collectively, the “Funds”).

The investment objective of the RiverFront Dynamic Core Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The investment objective of the RiverFront Dynamic Unconstrained Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic US Dividend Advantage ETF Fund is to seek to provide capital appreciation and dividend income. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The investment objective of the RiverFront Dynamic US Flex-Cap ETF Fund is to seek to provide capital appreciation. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The investment objective of the RiverFront Strategic Income Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. Each Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

40 | May 31, 2021

RiverFront ETFs

Notes to Financial Statements	May 31, 2021 (Unaudited)

Corporate bonds and United States government bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, and the RiverFront Strategic Income Fund may invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

41 | May 31, 2021

RiverFront ETFs

Notes to Financial Statements	May 31, 2021 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2021:

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$75,374,090	$–	$75,374,090
Government Bonds*	–	23,974,673	–	23,974,673
Short Term Investments	4,221,058	–	–	4,221,058
Total	$4,221,058	$99,348,763	$–	$103,569,821

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$12,208,471	$–	$12,208,471
Exchange Traded Funds	1,380,989	–	–	1,380,989
Short Term Investments	358,520	–	–	358,520
Total	$1,739,509	$12,208,471	$–	$13,947,980

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$125,506,292	$–	$–	$125,506,292
Short Term Investments	435,992	–	–	435,992
Total	$125,942,284	$–	$–	$125,942,284

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$60,654,275	$–	$–	$60,654,275
Short Term Investments	467,437	–	–	467,437
Total	$61,121,712	$–	$–	$61,121,712

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$106,830,544	$–	$106,830,544
Government Bonds*	–	7,371,935	–	7,371,935
Short Term Investments	10,586,164	–	–	10,586,164
Total	$10,586,164	$114,202,479	$–	$124,788,643

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2021.

42 | May 31, 2021

RiverFront ETFs

Notes to Financial Statements	May 31, 2021 (Unaudited)

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2021.

The tax character of the distributions paid during the fiscal year ended November 30, 2020 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2020
RiverFront Dynamic Core Income ETF	$2,449,436	$–	$–
RiverFront Dynamic Unconstrained Income ETF	587,266	–	–
RiverFront Dynamic US Dividend Advantage ETF	2,186,237	–	–
RiverFront Dynamic US Flex-Cap ETF	1,188,592	–	–
RiverFront Strategic Income Fund	4,943,458	–	–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2020, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
RiverFront Dynamic Core Income ETF	$163,328	$–
RiverFront Dynamic Unconstrained Income ETF	424,652	34,652
RiverFront Dynamic US Dividend Advantage ETF	5,627,278	11,676,257
RiverFront Dynamic US Flex-Cap ETF	12,657,629	12,396,510
RiverFront Strategic Income Fund	6,913,761	2,874,062

As of May 31, 2021, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
Gross appreciation (excess of value over tax cost)	$4,292,087	$409,049	$34,778,747	$17,894,390	$1,492,819
Gross depreciation (excess of tax cost over value)	(647,456)	(55,041)	(856,180)	(1,121,148)	(234,235)
Net unrealized appreciation/(depreciation)	3,644,631	354,008	33,922,567	16,773,242	1,258,584
Cost of investments for income tax purposes	$99,925,190	$13,593,972	$92,019,717	$44,348,470	$123,530,059

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and difference between premium amortization due to Accounting Standards Update 2017-08. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2021.

43 | May 31, 2021

RiverFront ETFs

Notes to Financial Statements	May 31, 2021 (Unaudited)

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The RiverFront Dynamic US Dividend Advantage ETF and the RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. As of May 31, 2021, the Funds had no securities on loan.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of May 31, 2021:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
RiverFront Dynamic US Dividend Advantage ETF	$2,246,175	$117,429	$2,176,948	$2,294,377
RiverFront Dynamic US Flex-Cap ETF	1,538,139	325,538	1,253,331	1,578,869

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

44 | May 31, 2021

RiverFront ETFs

Notes to Financial Statements	May 31, 2021 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2021:

RiverFront Dynamic US Dividend Advantage ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$117,429	$–	$–	$–	$117,429
Total Borrowings					117,429
Gross amount of recognized liabilities for securities lending (collateral received)					$117,429

RiverFront Dynamic US Flex-Cap ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$325,538	$–	$–	$–	$325,538
Total Borrowings					325,538
Gross amount of recognized liabilities for securities lending (collateral received)					$325,538

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below:

Fund	Advisory Fee
RiverFront Dynamic Core Income ETF	0.51%(a)
RiverFront Dynamic Unconstrained Income ETF	0.51%(a)
RiverFront Dynamic US Dividend Advantage ETF	0.52%(b)
RiverFront Dynamic US Flex-Cap ETF	0.52%(b)
RiverFront Strategic Income Fund	0.11%

(a)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.51% for average net assets up to $600 million, (ii) 0.48% for average net assets equal to or greater than $600 million.

(b)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.52% for average net assets up to $600 million, (ii) 0.49% for average net assets equal to or greater than $600 million.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

RiverFront Investment Group, LLC (the “Sub-Adviser”) serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Trust (the ’’Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides besides RiverFront Strategic Income Fund, in which the Fund directly pays the Sub-Adviser. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Fund	Sub-Advisory Fee
RiverFront Dynamic Core Income ETF	0.35%
RiverFront Dynamic Unconstrained Income ETF	0.35%
RiverFront Dynamic US Dividend Advantage ETF	0.35%
RiverFront Dynamic US Flex-Cap ETF	0.35%
RiverFront Strategic Income Fund	0.35%

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

45 | May 31, 2021

RiverFront ETFs

Notes to Financial Statements	May 31, 2021 (Unaudited)

Each Trustee receives (1) a quarterly retainer of $10,000, (2) a per meeting fee of $5,000, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2021, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$16,332,796	$7,194,130
RiverFront Dynamic Unconstrained Income ETF	3,115,029	2,181,168
RiverFront Dynamic US Flex-Cap ETF	791,388	689,072
RiverFront Strategic Income Fund	26,184,330	23,525,643

For the six months ended May 31, 2021, the cost of U.S. Government security purchases and proceeds from U.S. Government security sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$3,710,610	$4,651,912
RiverFront Strategic Income Fund	6,445,234	–

For the six months ended May 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$3,731,200	$8,713,481
RiverFront Dynamic Unconstrained Income ETF	3,797,553	2,493,875
RiverFront Dynamic US Dividend Advantage ETF	–	25,555,311
RiverFront Dynamic US Flex-Cap ETF	–	20,119,406
RiverFront Strategic Income Fund	20,477,147	15,627,708
For the six months ended May 31, 2021, the in-kind net realized gains/(losses) were as follows:
Fund		Net Realized Gain/(Loss)
RiverFront Dynamic Core Income ETF		$699,194
RiverFront Dynamic Unconstrained Income ETF		107,184
RiverFront Dynamic US Dividend Advantage ETF		6,960,699
RiverFront Dynamic US Flex-Cap ETF		5,213,655
RiverFront Strategic Income Fund		296,853

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

46 | May 31, 2021

RiverFront ETFs

Notes to Financial Statements	May 31, 2021 (Unaudited)

6. MARKET DISRUPTIONS RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause each Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities each Fund holds, and may adversely affect each Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of each Fund’s securities or other assets. Such impacts may adversely affect the performance of the Funds.

7. SUBSEQUENT EVENTS

Subsequent events, if any, after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

47 | May 31, 2021

RiverFront ETFs

Additional Information	May 31, 2021 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2020:

	Qualified Dividend Income	Dividend Received Deduction
RiverFront Dynamic Core Income ETF	0.00%	0.00%
RiverFront Dynamic Unconstrained Income ETF	0.00%	0.00%
RiverFront Dynamic US Dividend Advantage ETF	100.00%	100.00%
RiverFront Dynamic US Flex-Cap ETF	98.21%	97.00%
RiverFront Strategic Income Fund	0.00%	0.00%

In early 2021, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2020 via Form 1099. The Funds will notify shareholders in early 2022 of amounts paid to them by the Funds, if any, during the calendar year 2021.

48 | May 31, 2021

RiverFront ETFs

Liquidity Risk Management Program	May 31, 2021 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 8, 2021, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

49 | May 31, 2021

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

(b)	Not applicable

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 6, 2021

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Financial Officer)
Treasurer

Date:	August 6, 2021